                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                              File No. 33-40991



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  /X/

     Pre-Effective Amendment No.                                         / /
                                 -----


     Post-Effective Amendment No. 13                                     /X/
                                 -----


                                       AND


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          /X/



     Amendment No.   13
                   ------

                           DELAWARE POOLED TRUST, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              1818 Market Street, Philadelphia, Pennsylvania            19103
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices)               (Zip Code)

Registrant's Telephone Number, including Area Code:              (215) 255-2923
                                                                 --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                            January 15, 1997
                                                                ----------------

It is proposed that this filing will become effective:

                   immediately upon filing pursuant to paragraph (b)
          -------
             X     on January 15, 1997 pursuant to paragraph (b)
          -------
                   60 days after filing pursuant to paragraph (a)(1)
          -------
                   on (date) pursuant to paragraph (a)(1)
          -------
                   75 days after filing pursuant to paragraph (a)(2)
          -------
                   on (date) pursuant to paragraph (a)(2) of Rule 485
          -------

                     Registrant has registered an indefinite
                         amount of securities under the
                Securities Act of 1933 pursuant to Section 24(f)
                   of the Investment Company Act of 1940. The
                     Rule 24f-2 Notice for Registrant's most
               recent fiscal year was filed on December 27, 1996.

                                                     Form N-1A
                                                     File No. 33-40991
                                                     Delaware Pooled Trust, Inc.

                            --- C O N T E N T S ---



This Post-Effective Amendment No. 13 to Registration File No. 33-40991 includes the following:


          1.     Facing Page

          2.     Contents Page

          3.     Cross-Reference Sheet

          4.     Part A - Prospectus

          5.     Part B - Statement of Additional Information

          6.     Part C - Other Information

          7.     Signatures

                                                     Form N-1A
                                                     File No. 33-40991
                                                     Delaware Pooled Trust, Inc.




                              CROSS-REFERENCE SHEET

                                     PART A

Item No.         Description                                                         Location in Prospectus
--------         -----------                                                         ----------------------
     1           Cover Page....................................................                Cover

     2           Fund Expenses.................................................           Fund Expenses

     3           Condensed Financial Information...............................        Financial Highlights

     4           General Description of Registrant ............................      Investment Objectives, Policies
                                                                                         and Risk Considerations

     5           Management of the Fund .......................................      Management of the Fund

     6           Capital Stock and Other Securities ...........................      Dividends and Capital Gains
                                                                                         Distributions; Taxes

     7           Purchase of Securities Being Offered..........................      Cover; Purchase of Shares;
                                                                                       Management of the Fund

     8           Redemption or Repurchase......................................         Purchase of Shares;
                                                                                       Redemption of Shares

     9           Legal Proceedings.............................................                  None

                                                     Form N-1A
                                                     File No. 33-40991
                                                     Delaware Pooled Trust, Inc.




                                     PART B

Item No.         Description                                                         Location in Statement
--------         -----------                                                         of Additional Information
                                                                                     -------------------------

    10           Cover Page....................................................               Cover

    11           Table of Contents.............................................           Table of Contents

    12           General Information and History...............................          General Information

    13           Investment Objectives and Policies............................      Investment Policies, Portfolio
                                                                                          Techniques and Risk
                                                                                             Considerations

    14           Management of the Registrant..................................         Officers and Directors

    15           Control Persons and Principal Holders
                  of Securities................................................         Officers and Directors

    16           Investment Advisory and
                  Other Services...............................................          Investment Management
                                                                                        Agreements; Officers and
                                                                                     Directors; General Information;
                                                                                          Financial Statements

    17           Brokerage Allocation..........................................      Trading Practices and Brokerage

    18           Capital Stock and Other Securities............................      Capitalization and Noncumulative
                                                                                            Voting (under General
                                                                                                 Information)

    19           Purchase, Redemption and Pricing of
                  Securities Being Offered.....................................      Purchasing Shares; Determining
                                                                                      Net Asset Value; Redemption
                                                                                             and Repurchase

    20           Tax Status....................................................      Accounting and Tax Issues; Taxes

    21           Underwriters .................................................             Purchasing Shares

    22           Calculation of Performance Data...............................          Performance Information

    23           Financial Statements..........................................            Financial Statements

                                                     Form N-1A
                                                     File No. 33-40991
                                                     Delaware Pooled Trust, Inc.




                                     PART C

Item No.         Description                                                         Location in Part C
--------         -----------                                                         ------------------
  24             Financial Statements and Exhibits.............................             Item 24

  25             Persons Controlled by or under Common
                    Control with Registrant....................................             Item 25

  26             Number of Holders of Securities...............................             Item 26

  27             Indemnification...............................................             Item 27

  28             Business and Other Connections of
                  Investment Adviser...........................................             Item 28

  29             Principal Underwriters........................................             Item 29

  30             Location of Accounts and Records..............................             Item 30

  31             Management Services...........................................             Item 31

  32             Undertakings..................................................             Item 32

                              DELAWARE POOLED TRUST



Delaware Pooled Trust, Inc. ("Fund") is a no-load, open-end management investment company. The Fund consists of 11 portfolios (collectively, the "Portfolios," or, individually, a "Portfolio") offering investment alternatives for institutional clients and high net-worth individuals. Investors may make investments in only one or in more than one of the following Portfolios:


EQUITY ORIENTED


THE DEFENSIVE EQUITY PORTFOLIO
THE AGGRESSIVE GROWTH PORTFOLIO
THE INTERNATIONAL EQUITY PORTFOLIO
THE DEFENSIVE EQUITY SMALL/MID-CAP PORTFOLIO
THE LABOR SELECT INTERNATIONAL EQUITY PORTFOLIO
THE REAL ESTATE INVESTMENT TRUST PORTFOLIO


FIXED-INCOME ORIENTED

THE FIXED INCOME PORTFOLIO
THE LIMITED-TERM MATURITY PORTFOLIO
THE GLOBAL FIXED INCOME PORTFOLIO
THE INTERNATIONAL FIXED INCOME PORTFOLIO
THE HIGH-YIELD BOND PORTFOLIO

--------------------------------------------------------------------------------

The Fund is designed to meet the investment needs of discerning institutional investors and high net-worth individuals who desire experienced investment management and place a premium on personal service.

The High-Yield Bond Portfolio of the Fund invests up to 100% of its assets in lower rated fixed-income securities, commonly known as "junk bonds," which involve greater risks, including default risks, than higher rated fixed-income securities. Purchasers should carefully assess these risks before investing in The High-Yield Bond Portfolio. See "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS" and "ADDITIONAL INVESTMENT INFORMATION - HIGH-YIELD, HIGH RISK SECURITIES."


This Prospectus is designed to set forth concisely the information about the Fund that a prospective client should know before investing and it should be retained for future reference. Additional information about the Fund is contained in a Statement of Additional Information dated January 15, 1997, as it may be amended from time to time. That information is incorporated herein by reference and is available without charge upon request from the Fund:


                           Delaware Pooled Trust, Inc.
                           One Commerce Square
                           2005 Market Street
                           Philadelphia, PA  19103
                           1-800-231-8002
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                         PAGE
FUND EXPENSES
FINANCIAL HIGHLIGHTS
DELAWARE POOLED TRUST SUMMARY
FUND OFFICERS AND PORTFOLIO MANAGERS
RISK FACTORS
INVESTMENT OBJECTIVES, POLICIES
     AND RISK CONSIDERATIONS
PURCHASE OF SHARES
REDEMPTION OF SHARES


                                         PAGE
ADDITIONAL INVESTMENT INFORMATION
INVESTMENT LIMITATIONS
MANAGEMENT OF THE FUND
SHAREHOLDER SERVICES
DIVIDENDS AND CAPITAL GAINS
      DISTRIBUTIONS
TAXES
PERFORMANCE INFORMATION
APPENDIX A--RATINGS



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                         The date of this Prospectus is:

                                January 15, 1997

                                  FUND EXPENSES



The following tables illustrate all expenses and fees that a shareholder of the Fund can expect to incur. The purpose of the tables is to assist the investor in understanding the various expenses that an investor in the Fund will bear directly or indirectly. With respect to The Fixed Income Portfolio, The Limited-Term Maturity Portfolio, The International Fixed Income Portfolio, The Defensive Equity Small/Mid-Cap Portfolio and The High-Yield Bond Portfolio, the amounts set forth below corresponding to the caption "Other Expenses" are based on estimates for the Portfolios' initial fiscal year in which they conduct operations. With respect to The Defensive Equity Portfolio, The Aggressive Growth Portfolio, The International Equity Portfolio, The Global Fixed Income Portfolio, The Labor Select International Equity Portfolio and The Real Estate Investment Trust Portfolio, the amounts set forth below corresponding to the caption "Other Expenses" are based on actual results for the Portfolios' most recently completed fiscal year.


=================================================================================================================================
                                    THE        THE         THE            THE        THE LIMITED-  THE GLOBAL  THE
                                    DEFENSIVE  AGGRESSIVE  INTERNATIONAL  FIXED      TERM          FIXED       INTERNATIONAL
SHAREHOLDER                         EQUITY     GROWTH      EQUITY         INCOME     MATURITY      INCOME      FIXED INCOME
TRANSACTION EXPENSES                PORTFOLIO  PORTFOLIO   PORTFOLIO      PORTFOLIO  PORTFOLIO     PORTFOLIO   PORTFOLIO
Sales Charge Imposed on Purchases   None       None        None           None       None          None        None

Sales Charge Imposed on Reinvested
Dividends                           None       None        None           None       None          None        None

Redemption Fees                     None       None        None           None       None          None        None

Exchange Fees                       None       None        None           None       None          None        None
=================================================================================================================================


================================================================================================================================
                                                                                                               THE
ANNUAL FUND                         THE        THE         THE            THE        THE LIMITED-  THE GLOBAL  INTERNATIONAL
OPERATING EXPENSES                  DEFENSIVE  AGGRESSIVE  INTERNATIONAL  FIXED      TERM          FIXED       FIXED INCOME
(AS A PERCENTAGE OF                 EQUITY     GROWTH      EQUITY         INCOME     MATURITY      INCOME      PORTFOLIO
AVERAGE NET ASSETS)                 PORTFOLIO  PORTFOLIO   PORTFOLIO      PORTFOLIO  PORTFOLIO     PORTFOLIO
Investment Advisory Fees
After Voluntary Waiver and          0.52%*     0.69%*      0.75%*         0.00%*     0.22%*        0.43%*      0.02%*
Reimbursement

12b-1 Fees                          None        None       None           None       None          None         None

Other Expenses                      0.15%      0.21%       0.14%          0.53%      0.21%         0.17%       0.58%
                                    ----       ----        ----           ----       ----          ----        ----

Total Operating Expenses After
Voluntary Waiver and Reimbursement  0.67%*     0.90%*      0.89%*         0.53%*     0.43%*        0.60%*      0.60%*
                                    ====       ====        ====           ====       ====          ====        ====
================================================================================================================================

* With respect to The Defensive Equity Portfolio and the Aggressive Growth Portfolio, Delaware Investment Advisers elected voluntarily to waive that portion, if any, of the annual Investment Advisory Fees payable by a Portfolio and to reimburse a Portfolio for its expenses to the extent necessary to ensure that the expenses of that Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, as a percentage of average net assets, on an annualized basis, 0.68% and 0.93%, respectively, during the period from commencement of the public offering for the Portfolio through April 30, 1997. With respect to The Fixed Income Portfolio and The Limited-Term Maturity Portfolio, Delaware Investment Advisers elected voluntarily to waive that portion, if any, of the annual Investment Advisory Fees payable by a Portfolio and to reimburse a Portfolio for its expenses to the extent necessary to ensure that the expenses of that Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, as a percentage of average net assets, on an annualized basis, the amounts noted above corresponding to the caption "Total Operating Expenses After Voluntary Waiver and Reimbursement" during the period from commencement of the public offering for the Portfolio through April 30, 1997. Similarly, Delaware International Advisers Ltd. ("Delaware International"), the investment adviser to The International Equity Portfolio, voluntarily elected to waive that portion, if any, of its annual Investment Advisory Fees and to reimburse the Portfolio for its expenses to the extent necessary to ensure that the expenses of that Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, as a percentage of average net assets, on an annualized basis, 0.96% during the period from commencement of the public offering for the Portfolio through April 30, 1997. With respect to The Global Fixed Income Portfolio and The International Fixed Income Portfolio, Delaware International, the Portfolios' investment adviser, voluntarily elected to waive that portion, if any, of its annual Investment Advisory Fees and to reimburse each Portfolio for its expenses to the extent necessary to ensure that the expenses of that Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, as a percentage of average net assets, on an annualized basis, the amounts noted above corresponding to the caption "Total Operating Expenses After Voluntary Waiver and Reimbursement" during the period from commencement of the public offering for the Portfolio through April 30, 1997. In the absence of such voluntary waivers, Annual Fund Operating Expenses (as a percentage of average net assets) are or are expected to equal 0.70%, 1.01%, 1.20%, 0.51%, 0.66%, and
         1.08%, respectively, for The Defensive Equity, The Aggressive Growth, The Fixed Income, The Limited-Term Maturity, The Global Fixed Income and The International Fixed Income Portfolios. The actual expenses of The International Equity Portfolio were 0.89% for the fiscal year ended October 31, 1996 and therefore the waiver noted above was not triggered. "Other Expenses" for The International Fixed Income Portfolio are estimates derived from The Global Fixed Income Portfolio and assume the voluntary waiver of fees will be in effect. See "MANAGEMENT OF THE FUND" for a recital of the Investment Advisory Fees to which each adviser is entitled under its Investment Management Agreement.

===================================================================================================================
                                           THE DEFENSIVE    THE LABOR           THE REAL
                                           EQUITY SMALL/    SELECT              ESTATE
SHAREHOLDER                                MID-CAP          INTERNATIONAL       INVESTMENT        THE HIGH-YIELD
TRANSACTION EXPENSES                       PORTFOLIO        EQUITY PORTFOLIO    TRUST PORTFOLIO   BOND PORTFOLIO
Sales Charge Imposed on Purchases          None             None                None              None

Sales Charge Imposed on Reinvested
Dividends                                  None             None                None              None

Redemption Fees                            None             None                None              None

Exchange Fees                              None             None                None              None
===================================================================================================================



===================================================================================================================
ANNUAL FUND                                THE DEFENSIVE     THE LABOR          THE REAL
OPERATING EXPENSES                         EQUITY SMALL/     SELECT             ESTATE
(AS A PERCENTAGE OF                        MID-CAP           INTERNATIONAL      INVESTMENT        THE HIGH-YIELD
AVERAGE NET ASSETS)                        PORTFOLIO         EQUITY PORTFOLIO   TRUST PORTFOLIO   BOND PORTFOLIO
Investment Advisory Fees                   0.65%**           0.32%**            0.56%**           0.45%**
After Voluntary Waiver and
Reimbursement

12b-1 Fees                                 None              None                None             None

Other Expenses                             0.14%             0.60%              0.33%             0.14%
                                           ----              ----               ----              ----
Total Operating Expenses After Voluntary
Waiver and Reinvestment                    0.79%**           0.92%**            0.89%**           0.59%**
                                           ====              ====               ====              ====
===================================================================================================================



** Expense figures for The Defensive Equity Small/Mid-Cap Portfolio and The High-Yield Bond Portfolio are estimates assuming that each Portfolio has average net assets equal to $75 million. Expense figures for The Labor Select International Equity Portfolio and The Real Estate Investment Trust Portfolio are based on actual results for the Portfolios' most recently completed fiscal year and have been annualized. With respect to The Defensive Equity Small/Mid-Cap Portfolio, The Real Estate Investment Trust Portfolio and The High-Yield Bond Portfolio, Delaware Investment Advisers has elected voluntarily to waive that portion, if any, of the annual Investment Advisory Fee payable by such Portfolios and to reimburse each Portfolio for its expenses to the extent necessary to ensure that the expenses of each Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, as a percentage of average net assets, on an annualized basis, 0.79%, 0.89% and 0.59%, respectively, during the period from the commencement of the public offering of such Portfolios through April 30, 1997. Similarly, Delaware International, the investment adviser to The Labor Select International Equity Portfolio, has elected voluntarily to waive that portion, if any, of the annual Investment Advisory Fee payable by The Labor Select International Equity Portfolio and to reimburse the Portfolio for its expenses to the extent necessary to ensure that the expenses of that Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, as a percentage of average net assets, on an annualized basis, 0.96% of such Portfolio's average net assets during the period from the commencement of the public offering of the Portfolio through April 30, 1997. In the absence of such voluntary waivers, Annual Fund Operating Expenses (as a percentage of average net assets) are or are expected to equal 0.79%,

         1.30%, 1.02% and 0.59%, respectively, for The Defensive Equity Small\Mid-Cap Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolio and The High-Yield Bond Portfolio. See "MANAGEMENT OF THE FUND" for a recital of the Investment Advisory Fees to which each adviser is entitled under its Investment Management Agreement.

The following example illustrates the expenses that you would incur on a $1,000 investment, assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. As noted in the table above, the Fund charges no redemption fees.


                                                               1 year  3 years   5 years  10 years
                                                               ------  -------   -------  --------
             The Defensive Equity Portfolio                     $7       $21       $37       $83
             The Aggressive Growth Portfolio                     9        29        50       111
             The International Equity Portfolio                  9        28        49       110
             The Labor Select International Equity Portfolio     9        29        51       113
             The Real Estate Investment Trust Portfolio          9        28        49       110
             The Fixed Income Portfolio                          5        17        30        66
             The Limited-Term Maturity Portfolio                 4        14        24        54
             The Global Fixed Income Portfolio                   6        19        33        75
             The International Fixed Income Portfolio            6        19        33        75

                                                                       1 year*   3 years*
                                                                       -------   --------

             The Defensive Equity Small/Mid-Cap Portfolio                 $8       $25
             The High-Yield Bond Portfolio                                 6        19


*Assumes net assets of each Portfolio equal to $75 million.

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS


The following financial highlights are derived from the financial statements of The Defensive Equity Portfolio, The Aggressive Growth Portfolio, The International Equity Portfolio, The Global Fixed Income Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolio and The Fixed Income Portfolio of Delaware Pooled Trust, Inc. and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP all of which are incorporated by reference into the Statement of Additional Information.

Further information about The Defensive Equity, The Aggressive Growth, The International Equity, The Global Fixed Income, The Labor Select International Equity, The Real Estate Investment Trust and The Fixed Income Portfolios' performance is contained in their Annual Report. A copy of the Annual Report (including the report of Ernst & Young LLP) may be obtained from the Fund upon request at no charge.

The Defensive Equity Small/Mid-Cap Portfolio, The Limited-Term Maturity Portfolio, The International Fixed Income Portfolio and The High-Yield Bond Portfolio were not operating as of the close of the Fund's fiscal year ended October 31, 1996. Consequently, no financial highlights are presented for these four Portfolios.
--------------------------------------------------------------------------------

                                                                                        THE DEFENSIVE
                                                                                      EQUITY PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                                                                                         PERIOD
                                                                                                                        2/3/92(1)
                                                                          YEAR ENDED                                     THROUGH
                                                            10/31/96       10/31/95       10/31/94       10/31/93       10/31/92
Net Asset Value, Beginning of Period .....................  $14.6600       $13.0800       $12.7300       $10.6600       $10.0000

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income ....................................    0.4404         0.4303         0.3203         0.2841         0.2291
Net Gains (Losses) on Securities
   (both realized and unrealized) ........................    2.9596         1.9797         0.6527         2.3159         0.5109
                                                            --------       --------       --------       --------       --------
      Total from Investment Operations ...................    3.4000         2.4100         0.9730         2.6000         0.7400
                                                            --------       --------       --------       --------       --------

LESS DISTRIBUTIONS
Dividends (from net investment income) ...................   (0.4400)       (0.3400)       (0.2800)       (0.3200)       (0.0800)
Distributions (from capital gains) .......................   (1.1600)       (0.4900)       (0.3430)       (0.2100)          none
Returns of Capital .......................................      none           none           none           none           none
                                                            --------       --------       --------       --------       --------
      Total Distributions ................................   (1.6000)       (0.8300)       (0.6230)       (0.5300)       (0.0800)
                                                            --------       --------       --------       --------       --------
Net Asset Value, End of Period ...........................  $16.4600       $14.6600       $13.0800       $12.7300       $10.6600
                                                            ========       ========       ========       ========       ========

----------

TOTAL RETURN .............................................     24.87%(2)      19.77%(2)       7.96%(2)      25.17%(2)      10.13%(2)

----------

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000's omitted) ................  $ 67,179       $ 51,947       $ 37,323       $ 13,418       $  4,473
Ratio of Expenses to Average Daily Net Assets ............      0.67%          0.68%          0.68%          0.68%          0.68%
Ratio of Expenses to Average Daily Net Assets
     Prior to Expense Limitations ........................      0.70%          0.71%          0.82%          1.38%          2.38%
Ratio of Net Investment Income to Average Daily Net Assets      2.85%          3.33%          3.26%          2.90%          3.65%
Ratio of Net Investment Income to Average Daily Net Assets
     Prior to Expense Limitations ........................      2.83%          3.30%          3.12%          2.20%          1.95%
Portfolio Turnover Rate ..................................        74%            88%            73%            37%            28%
Average Commission Rate Paid .............................  $   0.06            N/A            N/A            N/A            N/A

----------

(1) Date of initial sale; ratios and total return have been annualized.

(2) Total return reflects the expense limitations referenced in Fund Expenses.

                                                                                       THE AGGRESSIVE
                                                                                      GROWTH PORTFOLIO
                                                            ----------------------------------------------------------------------
                                                                                                                        PERIOD
                                                                                                                       2/27/92(1)
                                                                          YEAR ENDED                                    THROUGH
                                                            10/31/96       10/31/95       10/31/94       10/31/93      10/31/92
Net Asset Value, Beginning of Period .....................  $12.8600       $11.0100       $11.2000       $ 9.0400      $10.0000

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income ....................................   (0.0188)        0.0428         0.0075         0.0181        0.0167
Net Gains (Losses) on Securities
   (both realized and unrealized) ........................    2.3913         2.0552         0.0325         2.1589       (0.9767)
                                                            --------       --------       --------       --------      --------
      Total from Investment Operations ...................    2.3725         2.0980         0.0400         2.1770       (0.9600)
                                                            --------       --------       --------       --------      --------

LESS DISTRIBUTIONS
Dividends (from net investment income) ...................   (0.0425)       (0.0120)       (0.0200)       (0.0170)         none
Distributions (from capital gains) .......................   (0.6200)       (0.2360)       (0.2100)          none          none
Returns of Capital .......................................      none           none           none           none          none
                                                            --------       --------       --------       --------      --------
      Total Distributions ................................   (0.6625)       (0.2480)       (0.2300)       (0.0170)         none
                                                            --------       --------       --------       --------      --------
Net Asset Value, End of Period ...........................  $14.5700       $12.8600       $11.0100       $11.2000      $ 9.0400
                                                            ========       ========       ========       ========      ========

----------

TOTAL RETURN .............................................     19.19%(2)      19.61%(2)       0.34%(2)      24.10%(2)    (13.89%)(2)

----------

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000's omitted) ................  $ 28,526       $ 29,092       $ 22,640       $ 20,478       $  4,538
Ratio of Expenses to Average Daily Net Assets ............      0.90%          0.93%          0.93%          0.93%          0.93%
Ratio of Expenses to Average Daily Net Assets
     Prior to Expense Limitations ........................      1.01%          1.08%          1.17%          1.40%          2.56%
Ratio of Net Investment Income to Average Daily Net Assets     (0.18%)         0.37%          0.07%          0.23%          0.28%
Ratio of Net Investment Income to Average Daily Net Assets
     Prior to Expense Limitations ........................     (0.29%)         0.22%         (0.17%)        (0.24%)        (1.35%)
Portfolio Turnover Rate ..................................        95%            64%            43%            81%            34%
Average Commission Rate Paid .............................  $   0.06            N/A            N/A            N/A            N/A

----------

(1) Date of initial sale; ratios and total return have been annualized.

(2) Total return reflects the expense limitations referenced in Fund Expenses.

                                                                                 THE INTERNATIONAL
                                                                                 EQUITY PORTFOLIO
                                                            ---------------------------------------------------------------
                                                                                                                   PERIOD
                                                                                                                  2/4/92(1)
                                                                       YEAR ENDED                                  THROUGH
                                                            10/31/96    10/31/95    10/31/94       10/31/93       10/31/92
Net Asset Value, Beginning of Period .....................  $13.1200    $13.1100    $11.9900       $ 9.5000       $10.0000

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income ....................................    0.5063      0.4749      0.1440         0.2414         0.2282
Net Gains (Losses) on Securities
   (both realized and unrealized) ........................    1.7937      0.0011      1.2360         2.5686        (0.6282)
                                                            --------    --------    --------       --------       --------
      Total from Investment Operations ...................    2.3000      0.4760      1.3800         2.8100        (0.4000)
                                                            --------    --------    --------       --------       --------

LESS DISTRIBUTIONS
Dividends (from net investment income) ...................   (0.4900)    (0.1700)    (0.1600)       (0.3200)       (0.1000)
Distributions (from capital gains) .......................   (0.1500)    (0.2960)    (0.1000)          none           none
Returns of Capital .......................................      none        none        none           none           none
                                                            --------    --------    --------       --------       --------
      Total Distributions ................................   (0.6400)    (0.4660)    (0.2600)       (0.3200)       (0.1000)
                                                            --------    --------    --------       --------       --------
Net Asset Value, End of Period ...........................  $14.7800    $13.1200    $13.1100       $11.9900       $ 9.5000
                                                            ========    ========    ========       ========       ========

----------

TOTAL RETURN .............................................     18.12%       3.91%      11.66%(2)      30.28%(2)      (5.44%)(2)

----------

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000's omitted) ................  $299,950    $156,467    $ 70,820       $ 24,288       $  5,966
Ratio of Expenses to Average Daily Net Assets ............      0.89%       0.90%       0.94%          0.96%          0.96%
Ratio of Expenses to Average Daily Net Assets
     Prior to Expense Limitations ........................        --          --        0.97%          1.38%          2.94%
Ratio of Net Investment Income to Average Daily Net Assets      4.36%       4.81%       1.36%          2.98%          4.67%
Ratio of Net Investment Income to Average Daily Net Assets
     Prior to Expense Limitations ........................        --          --        1.33%          2.56%          2.69%
Portfolio Turnover Rate ..................................         8%         20%         22%            28%             2%
Average Commission Rate Paid ............................  $   0.02         N/A         N/A            N/A            N/A

----------

(1)  Date of initial sale; ratios and total return have been annualized.

(2)  Total return reflects the expense limitations referenced in Fund Expenses.

                                                                                  THE GLOBAL
                                                                             FIXED INCOME PORTFOLIO
                                                            --------------------------------------------------------
                                                                                                          PERIOD
                                                                                                         11/30/92(1)
                                                                          YEAR ENDED                      THROUGH
                                                            10/31/96       10/31/95       10/31/94       10/31/93
Net Asset Value, Beginning of Period .....................  $11.0400       $ 9.7900       $11.0900       $10.0000

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income ....................................    0.7774         0.7357         0.4189         0.9547
Net Gains (Losses) on Securities
   (both realized and unrealized) ........................    0.7246         0.9243        (0.1929)        0.7433
                                                            --------       --------       --------       --------
      Total from Investment Operations ...................    1.5020         1.6600         0.2260         1.6980
                                                            --------       --------       --------       --------

LESS DISTRIBUTIONS
Dividends (from net investment income) ...................   (0.7200)       (0.4100)       (0.9490)       (0.6080)
Distributions (from capital gains) .......................   (0.2020)          none        (0.5770)          none
Returns of Capital .......................................      none           none           none           none
                                                            --------       --------       --------       --------
      Total Distributions ................................   (0.9220)       (0.4100)       (1.5260)       (0.6080)
                                                            --------       --------       --------       --------
Net Asset Value, End of Period ...........................  $11.6200       $11.0400       $ 9.7900       $11.0900
                                                            ========       ========       ========       ========

----------

TOTAL RETURN .............................................     16.40%(2)      17.38%(2)       2.07%(2)     18.96%(2)

----------

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000's omitted) ................  $252,068       $ 99,161       $ 42,266       $ 29,313
Ratio of Expenses to Average Daily Net Assets ............      0.60%          0.60%          0.62%          0.62%
Ratio of Expenses to Average Daily Net Assets
     Prior to Expense Limitations ........................      0.66%          0.68%          0.76%          0.88%
Ratio of Net Investment Income to Average Daily Net Assets      8.52%          6.73%          3.62%         10.68%
Ratio of Net Investment Income to Average Daily Net Assets
     Prior to Expense Limitations ........................      8.46%          6.65%          3.48%         10.42%
Portfolio Turnover Rate ..................................        63%            77%           205%           198%


----------

(1) Date of initial sale; ratios and total return have been annualized.

(2) Total return reflects the expense limitations referenced in Fund Expenses.

                                                                     THE LABOR SELECT             THE REAL ESTATE
                                                             INTERNATIONAL EQUITY PORTFOLIO  INVESTMENT TRUST PORTFOLIO
                                                             ------------------------------  --------------------------
                                                                         PERIOD                      PERIOD
                                                                       12/19/95(1)                  12/6/95(1)
                                                                         THROUGH                     THROUGH
                                                                        10/31/96                    10/31/96
Net Asset Value, Beginning of Period .....................            $    10.0000                 $    10.0000

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income ....................................                  0.4785                       0.6515
Net Gains (Losses) on Securities
   (both realized and unrealized) ........................                  1.3115                       1.9385
                                                                      ------------                 ------------
      Total from Investment Operations ...................                  1.7900                       2.5900
                                                                      ------------                 ------------

LESS DISTRIBUTIONS
Dividends (from net investment income) ...................                 (0.1000)                     (0.1000)
Distributions (from capital gains) .......................                    none                         none
Returns of Capital .......................................                    none                         none
                                                                      ------------                 ------------
      Total Distributions ................................                 (0.1000)                     (0.1000)
                                                                      ------------                 ------------
Net Asset Value, End of Period ...........................            $    11.6900                 $    12.4900
                                                                      ============                 ============

----------

TOTAL RETURN .............................................                   17.97%(2)                    26.12%(2)

----------

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000's omitted) ................            $     23,154                 $     26,468
Ratio of Expenses to Average Daily Net Assets ............                    0.92%                        0.89%
Ratio of Expenses to Average Daily Net Assets
     Prior to Expense Limitations ........................                    1.30%                        1.02%
Ratio of Net Investment Income to Average Daily Net Assets                    6.64%                        6.70%
Ratio of Net Investment Income to Average Daily Net Assets
     Prior to Expense Limitations ........................                    6.26%                        6.57%
Portfolio Turnover Rate ..................................                       7%                         109%
Average Commission Rate Paid .............................            $       0.03                 $       0.06


                                                               THE FIXED INCOME PORTFOLIO
                                                               --------------------------
                                                                          PERIOD
                                                                       3/12/96(1)
                                                                         THROUGH
                                                                        10/31/96
Net Asset Value, Beginning of Period .....................            $    10.0000

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income ....................................                  0.3856
Net Gains (Losses) on Securities
   (both realized and unrealized) ........................                  0.0100
                                                                      ------------
      Total from Investment Operations ...................                  0.3956
                                                                      ------------

LESS DISTRIBUTIONS
Dividends (from net investment income) ...................                 (0.3856)
Distributions (from capital gains) .......................                    none
Returns of Capital .......................................                    none
                                                                      ------------
      Total Distributions ................................                 (0.3856)
                                                                      ------------
Net Asset Value, End of Period ...........................            $    10.0100
                                                                      ============

----------

TOTAL RETURN .............................................                    4.08%(2)

----------

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000's omitted) ................            $     10,518
Ratio of Expenses to Average Daily Net Assets ............                    0.53%
Ratio of Expenses to Average Daily Net Assets
     Prior to Expense Limitations ........................                    1.20%
Ratio of Net Investment Income to Average Daily Net Assets                    6.14%
Ratio of Net Investment Income to Average Daily Net Assets
     Prior to Expense Limitations ........................                    5.47%
Portfolio Turnover Rate ..................................                     232%
Average Commission Rate Paid .............................                     N/A

----------

(1) Date of initial sale; ratios have been annualized, but total return has not been annualized.

(2) Total return reflects the expense limitations referenced in Fund Expenses.

                          DELAWARE POOLED TRUST SUMMARY

THE FUND


The Fund consists of 11 Portfolios offering eligible investors a broad range of investment choices coupled with the advantage of a no-load mutual fund with the service companies of The Delaware Group providing customized services as investment adviser, administrator and distributor. Each Portfolio, other than The Real Estate Investment Trust Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio, is a diversified fund as defined by the Investment Company Act of 1940 ("1940 Act"). The Real Estate Investment Trust Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio are nondiversified funds as defined by the 1940 Act. The investment objectives and principal policies of each of the 11 Portfolios are as follows:


THE DEFENSIVE EQUITY PORTFOLIO--seeks to realize maximum long-term total return, consistent with reasonable risk, through investments in equity securities of companies which, at the time of purchase, have dividend yields above the current yield of the Standard & Poor's 500 Stock Index and which, in the opinion of Delaware Investment Advisers, offer capital gains potential as well.

THE AGGRESSIVE GROWTH PORTFOLIO--seeks to realize maximum long-term capital growth by investing in equity securities of smaller and medium-sized companies that, in the opinion of Delaware Investment Advisers, offer, at the time of purchase, superior long-term growth potential.

THE INTERNATIONAL EQUITY PORTFOLIO--seeks to achieve maximum long-term total return by investing primarily in equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income outside of the United States which, in the opinion of Delaware International, are undervalued, at the time of purchase, based on rigorous fundamental analysis conducted by the investment adviser.

THE DEFENSIVE EQUITY SMALL/MID-CAP PORTFOLIO--seeks to realize maximum long-term total return. The Portfolio seeks to achieve this objective by investing in equity securities of companies which, at the time of purchase, have dividend yields above the current yield of the Standard & Poor's 500 Stock Index, have a market capitalization below that of the third decile of companies registered on the New York Stock Exchange, and which, in Delaware Investment Advisers' opinion, offer capital gains potential.




THE LABOR SELECT INTERNATIONAL EQUITY PORTFOLIO--seeks to achieve maximum long-term total return. The Portfolio seeks to achieve this objective by investing primarily in equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income outside of the United States which, in the opinion of Delaware International, are undervalued, at the time of purchase, based on rigorous fundamental analysis conducted by the investment adviser, and furthermore, present certain characteristics that are compatible or operate in accordance with certain investment policies or restrictions followed by organized labor.

THE REAL ESTATE INVESTMENT TRUST PORTFOLIO--seeks to achieve maximum long-term total return. Capital appreciation is a secondary objective. The Portfolio seeks to achieve its objectives by investing at least 65% of its total assets in equity securities of real estate investment trusts.

THE FIXED INCOME PORTFOLIO--seeks to realize maximum long-term total return, consistent with reasonable risk, by investing in a diversified portfolio of investment grade fixed-income obligations. The Portfolio will include U.S. government securities, mortgage-backed securities, corporate bonds and other fixed-income securities.

THE LIMITED-TERM MATURITY PORTFOLIO--seeks to provide a high level of current income, consistent with the preservation of principal and reasonable risk. The Portfolio will include U.S. government securities, mortgage-backed securities, corporate bonds and other fixed-income securities. At no time will the average maturity of the Portfolio exceed five years.

THE GLOBAL FIXED INCOME PORTFOLIO--seeks to achieve current income consistent with the preservation of investors' principal. The Portfolio seeks to achieve this objective by investing primarily in fixed-income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States and that may also provide the potential for capital appreciation.

THE INTERNATIONAL FIXED INCOME PORTFOLIO--seeks to achieve current income consistent with the preservation of investors' principal. The Portfolio seeks to achieve this objective by investing primarily in fixed-income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States and that may also provide the potential for capital appreciation. Under normal circumstances, the Portfolio intends to invest in securities that are denominated in foreign currencies.


THE HIGH-YIELD BOND PORTFOLIO--seeks high total return. The Portfolio seeks to achieve its objective by investing primarily in bonds rated B- or higher by Standard & Poor's Ratings Group ("S&P") or B3 or higher by Moody's Investors Service, Inc. ("Moody's").



For further information, see "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS" and "ADDITIONAL INVESTMENT INFORMATION."

INVESTMENT MANAGEMENT


Delaware Investment Advisers, a division of Delaware Management Company, Inc. ("Delaware"), acts as investment adviser to The Defensive Equity, The Aggressive Growth, The Fixed Income, The Limited-Term Maturity, The Defensive Equity Small/Mid-Cap, The Real Estate Investment Trust and The High-Yield Bond Portfolios. The investment management fees payable to Delaware Investment Advisers by these Portfolios are, respectively, 0.55%, 0.80%, 0.40%, 0.30%, 0.65%, 0.75% and 0.45% of the respective Portfolio's average net assets. Lincoln Investment Management, Inc., acts as sub-adviser to Delaware with respect to The Real Estate Investment Trust Portfolio and receives 30% of the management fee paid to Delaware. Delaware International, an affiliate of Delaware, is the investment adviser to The International Equity, The Global Fixed Income, The International Fixed Income and The Labor Select International Equity Portfolios. The investment management fees payable to Delaware International by The International Equity Portfolio, The Global Fixed Income Portfolio, The International Fixed Income Portfolio and The Labor Select International Equity Portfolio are, respectively, 0.75%, 0.50%, 0.50% and 0.75% of the respective Portfolio's average net assets. In addition, out of the investment advisory fees to which they are otherwise entitled, Delaware and Delaware International pay their proportionate share of the fees paid to unaffiliated directors by the Fund, except that Delaware will make no such payments out of the fees it receives for managing The Defensive Equity Small/Mid-Cap, The Real Estate Investment Trust and The High-Yield Bond Portfolios and Delaware International will make no such payments out of the fees it receives for managing The International Fixed Income and The Labor Select International Equity Portfolios. See "MANAGEMENT OF THE FUND."

                      FUND OFFICERS AND PORTFOLIO MANAGERS

WAYNE A. STORK
Chairman
A graduate of Brown University, Mr. Stork also attended the NYU Graduate School of Business Administration while a senior transportation analyst at the Irving Trust Company. He joined Delaware in 1962 as a security analyst covering a wide range of industry groups. In 1975, he became Chief Investment Officer of Delaware Investment Advisers, President in 1984, and in 1990 was named Chairman. Mr. Stork is a Director of Delaware Management Company, Inc. and its affiliates, and is Chairman of the Delaware Group of funds. He is a member of the Institute of Chartered Financial Analysts and the Financial Analysts Federation.


WINTHROP S. JESSUP
President and Chief Executive Officer
Mr. Jessup is a graduate of Brown University where he majored in Economics. He was a Vice President of Kidder, Peabody & Co. Inc. prior to joining Delaware in 1977. In 1988, he was named Executive Vice President of Delaware Management Company, Inc. and its Delaware Investment Advisers division. Mr. Jessup is also Executive Vice President of the Delaware Group of funds, and a Director of Delaware Management Company, Inc. and its affiliates.


DAVID G. TILLES
Managing Director and Chief Investment Officer - Delaware International Advisers Ltd.
Mr. Tilles was educated at the Sorbonne, Warwick University and Heidelberg University. Prior to joining Delaware in 1990 as Managing Principal and Chief Investment Officer of Delaware International Advisers Ltd., he spent 16 years with Hill Samuel Investment Management Group in London, serving in a number of investment capacities. His most recent position prior to joining Delaware was Chief Investment Officer of Hill Samuel Investment Advisers Ltd.


GEORGE E. DEMING
Vice President/Senior Portfolio Manager - The Defensive Equity Portfolio
Mr. Deming received his BA in Economics and Political Science from the University of Vermont and an MA in International Affairs from the University of Pennsylvania. Prior to joining Delaware in 1978, he was responsible for portfolio management and institutional sales at White, Weld & Co., Inc. He is a member of the Financial Analysts of Philadelphia. Mr. Deming has managed The Defensive Equity Portfolio since its inception.

EDWARD N. ANTOIAN
Vice President/Senior Portfolio Manager - The Aggressive Growth Portfolio
Mr. Antoian holds a BS from The State University of New York at Albany and earned an MBA in Finance from the University of Pennsylvania's Wharton School. Mr. Antoian began his career with Price Waterhouse. Prior to joining Delaware in 1984, he worked in the Institutional Equity Department of E. F. Hutton in Philadelphia. He is a CFA charterholder and a member of the Philadelphia Finance Association and the Philadelphia Securities Association. Mr. Antoian has managed The Aggressive Growth Portfolio since its inception.




GERALD S. FREY
Vice President/Senior Portfolio Manager - The Aggressive Growth Portfolio
Mr. Frey holds a BA in Economics from Bloomsburg University and an MBA from Wilkes College. He has approximately 20 years' experience in the money management business. Prior to joining the Delaware Group in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York. Mr. Frey has managed The Aggressive Growth Portfolio since June 1996.


TIMOTHY W. SANDERSON
Director/Senior Portfolio Manager - Delaware International Advisers Ltd. (The International Equity Portfolio)
A graduate of University College, Oxford, Mr. Sanderson began his investment career in 1979 with Hill Samuel Investment Management Group. Prior to joining Delaware International Advisers Ltd. in 1990 as Senior Portfolio Manager and Director, he was an analyst and senior portfolio manager for Hill Samuel where, since 1987, he had responsibility for Pacific Basin research and the management of international institutional portfolios. Mr. Sanderson has managed The International Equity Portfolio since its inception.



DAVID C. DALRYMPLE
Vice President/Senior Portfolio Manager - The Defensive Equity Small/Mid-Cap Portfolio
Mr. Dalrymple holds a BS in Business Administration from Clarkson College in Potsdam, NY, and an MBA from Cornell's Johnson School of Management in Ithaca, NY. Prior to joining Delaware Management Company in December of 1991, he spent five years as an assistant portfolio manager for Lord Abbett and Co. in New York. Mr. Dalrymple is a CFA charterholder and a member of the Financial Analysts of Philadelphia. Mr. Dalrymple has managed The Defensive Equity Small/Mid-Cap Portfolio since its inception.



CLIVE A. GILLMORE
Director/Senior Portfolio Manager - Delaware International Advisers Ltd. (The Labor Select International Equity Portfolio)
A graduate of the Warwick University, England, and the London Business School Investment Program, Mr. Gillmore joined Delaware in 1990 after eight years of investment experience. His most recent position prior to joining Delaware was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Advisers Ltd. Prior to that, Mr. Gillmore was an analyst and portfolio manager for Legal and General Investment in the United Kingdom. Mr. Gillmore has managed of The Labor Select International Equity Portfolio since its inception.

BABAK ZENOUZI
Vice President/Portfolio Manager - The Real Estate Investment Trust Portfolio Mr. Zenouzi holds a BS in Finance and Economics from Babson College in Wellesley, Massachusetts, and an MS in Finance from Boston College. Prior to joining Delaware in 1992, he was with The Boston Company where he held the positions of assistant vice president, senior financial analyst, financial analyst and portfolio accountant. Mr. Zenouzi has served as a portfolio manager of The Real Estate Investment Trust Portfolio since its inception.


STEVEN R. BRODY
Senior Vice President/Director of Real Estate Operations - Lincoln Investment Management, Inc. Sub-adviser to The Real Estate Investment Trust Portfolio
Mr. Brody, a graduate of Miami (Ohio) University, joined Lincoln following 15 years in the commercial mortgage and real estate industry with another insurance company, a commercial bank and a mortgage banking firm. He is responsible for Lincoln's mortgage, real estate equity, private placement and mezzanine finance activities, and the day-to-day operations of Lincoln Investment Management. Mr. Brody has been active in the Mortgage Bankers Association of America and the Urban Land Institute and is a Fellow of the Life Office Management Association. He serves on the boards of Lincoln Investment Management, Indiana Institute of Technology, and The Malpas Trust. Mr. Brody has served as a sub-adviser for The Real Estate Investment Trust Portfolio since its inception.



JOHN F. ROBERTSON
Assistant Vice President/Real Estate Investments - Lincoln Investment Management, Inc. Sub-adviser to The Real Estate Investment Trust Portfolio
Mr. Robertson holds a BA from Wabash College where he was graduated magna cum laude and awarded membership into Phi Beta Kappa, and an MBA with emphasis in finance and real estate from Indiana University. Prior to joining Lincoln Investment Management, Inc.'s Real Estate Debt Group in 1993, he was a consultant with Ernst & Young's Special Services Group where he specialized in the valuation of all types of commercial real estate. Mr. Robertson is a CFA charterholder and has completed numerous courses toward the MAI designation. Mr. Robertson has served as a sub-adviser for The Real Estate Investment Trust Portfolio since its inception.


LAWRENCE T. KISSKO
Vice President/Real Estate Equity - Lincoln Investment Management, Inc. Sub-adviser to The Real Estate Investment Trust Portfolio
Mr. Kissko holds a BS degree in Management Science from Rensselaer Polytechnic Institute and an MBA in Finance from State University of New York at Albany. He is responsible for real estate asset management as well as the real estate equity production effort of Lincoln Investment Management, Inc. Mr. Kissko joined Lincoln in 1983, following a five-year association with Union Mutual Life Insurance Company of Portland, Maine. Prior to that, he was associated with Massachusetts Mutual Life Insurance Company. He is a CFA charterholder. Mr. Kissko has served as a sub-adviser for The Real Estate Investment Trust Portfolio since its inception.

GARY A. REED
Vice President/Senior Portfolio Manager - The Fixed Income Portfolio
Mr. Reed holds an AB in Economics from the University of Chicago and an MA in Economics from Columbia University. He began his investment career in 1978 with The Equitable Life Assurance Society, specializing in credit analysis. Prior to joining Delaware Investment Advisers in 1989, Mr. Reed served as Vice President and Manager of the Fixed Income Department at Irving Trust Company. Mr. Reed has managed both discretionary and structured fixed-income portfolios and is experienced with a broad range of high-grade fixed-income securities. Additionally, he has developed investment programs for Decommissioning Trust Funds and supervised their management. Mr. Reed has managed The Fixed Income Portfolio since its inception.


IAN G. SIMS
Director/Senior Portfolio Manager - Delaware International Advisers Ltd.
(The Global Fixed Income Portfolio and The International Fixed Income Portfolio) Mr. Sims is a graduate of the University of Leicester and holds a postgraduate degree in statistics from the University of Newcastle-Upon-Tyne. He joined Delaware International Advisers Ltd. in 1990 as a senior international fixed-income and currency manager. Mr. Sims began his investment career with the Standard Life Assurance Co., and subsequently moved to the Royal Bank of Canada Investment Management International Company, where he was an international fixed-income manager. Prior to joining Delaware, he was a senior fixed-income and currency portfolio manager with Hill Samuel Investment Advisers Ltd. Mr. Sims has managed The Global Fixed Income Portfolio since its inception and will manage The International Fixed Income Portfolio when it commences operations.



PAUL A. MATLACK
Vice President/Senior Portfolio Manager - The High-Yield Bond Portfolio
Mr. Matlack is a graduate of the University of Pennsylvania and received his MBA in Finance from George Washington University. He began his career with Mellon Bank as a credit specialist analyzing leveraged transactions in the chemical and pharmaceutical industries. He subsequently served as a loan officer in Mellon's Corporate Lending Division and in the Special Industries Group at Provident National Bank, before joining Delaware in 1989. He is a CFA charterholder. Mr. Matlack has served as a portfolio manager of The High-Yield Bond Portfolio since its inception.


GERALD T. NICHOLS
Vice President/Senior Portfolio Manager - The High-Yield Bond Portfolio
Mr. Nichols is a graduate of the University of Kansas, where he received an MS in Finance and a BS in Business Administration. Prior to joining Delaware in 1989, he was the investment officer for a merchant banking firm with interests in the insurance and thrift industries. Mr. Nichols began his career in the high-yield bond market with Waddell and Reed, Inc. in 1983 where, as a high-yield credit analyst, he followed a variety of industries. He is a CFA charterholder. Mr. Nichols has served as a portfolio manager of The High-Yield Bond Portfolio since its inception.

MARIA E. POLLACK
Assistant Vice President and Administrative Manager
Ms. Pollack joined the Delaware organization in 1982 and has served in a number of senior administrative capacities. After attending Chestnut Hill College and Temple University, she began her career as executive assistant to the Chairman of the Delaware Group of funds and Delaware Investment Advisers. Prior to becoming Administrative Manager for the Fund, she was responsible for coordinating administrative activity for institutional shareholders in another investment program maintained by Delaware Group.


ADMINISTRATIVE SERVICES

Delaware Service Company, Inc., an affiliate of Delaware Management Company, Inc. and Delaware International Advisers Ltd., provides the Fund with administrative, dividend disbursing, accounting and transfer agency services. See "MANAGEMENT OF THE FUND."


SPECIAL REPORTS AND OTHER SERVICES

The Fund provides client shareholders with annual audited financial reports and unaudited semi-annual financial reports. In addition, the investment advisers' dedicated service staff may also provide client shareholders detailed monthly appraisals of the status of their account and complete reviews of portfolio assets, performance results and other pertinent data. Finally, the investment advisers' service staff expects to conduct personal reviews no less than annually with each shareholder, with interim telephone updates and other communications, as appropriate. The Fund's dedicated telephone number (1-800-231-8002) is available for shareholder inquiries during normal business hours. The net asset values for the Portfolios are also available by using the above "800" telephone number. Written correspondence should be addressed to:

                           Delaware Pooled Trust, Inc.
                           One Commerce Square
                           2005 Market Street
                           Philadelphia, PA 19103
                           Attn: Client Services

From time to time, certain institutional separate accounts advised by Delaware Investment Advisers or Delaware International may invest in the Fund's Portfolios. The Portfolios may experience relatively large investments or redemptions as a result of the institutional separate accounts either purchasing or redeeming the Portfolios' shares. These transactions will affect the Portfolios, since Portfolios that experience redemptions may be required to sell portfolio securities, and Portfolios that receive additional cash will need to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent the Portfolios may be required to sell securities or invest cash at times when they would not otherwise do so. Delaware Investment Advisers and Delaware International, representing the interests of the Portfolios, is committed to minimizing the impact of such transactions on the Portfolios. In addition, Delaware Investment Advisers and Delaware International, as adviser to the institutional separate accounts, is also committed to minimizing the impact on the Portfolios to the extent it is consistent with pursuing the investment objectives of the institutional separate accounts.

If permitted under applicable law, in cases where a shareholder of any of the Portfolios has an investment counseling relationship with Delaware Investment Advisers or Delaware International, Delaware Investment Advisers or Delaware International may, at its discretion, reduce the shareholder's investment counseling fees by an amount equal to the pro-rata advisory fees paid by the respective Portfolio. This procedure would be utilized with clients having contractual relationships based on total assets managed by Delaware Investment Advisers or Delaware International to avoid situations where excess advisory fees might be paid to Delaware Investment Advisers or Delaware International. In no event will a client pay higher total advisory fees as a result of the client's investment in a Portfolio.

See "SHAREHOLDER SERVICES."


CUSTODIAL SERVICES


The Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245 serves as custodian for The Global Fixed Income, The International Equity, The Labor Select International Equity, The Real Estate Investment Trust, The High-Yield Bond and The International Fixed Income Portfolios. Bankers Trust Company, One Bankers Trust Plaza, New York, NY 10006 serves as custodian for The Defensive Equity, The Aggressive Growth, The Fixed Income, The Limited-Term Maturity and The Defensive Equity Small/Mid-Cap Portfolios.



HOW TO INVEST

Shares of each Portfolio are offered directly to institutions and high net-worth individuals investors at net asset value with no sales commissions or 12b-1 charges. The minimum initial investment for a Portfolio of the Fund is $1,000,000. There is no minimum for subsequent investments in a Portfolio where the minimum initial investment has been satisfied. In addition, eligible investors in The International Equity Portfolio may, under certain circumstances, be required to make their investments in the Portfolio pursuant to instructions of the Fund, by a contribution of securities in-kind to the Portfolio or by following another procedure that will have the same economic effect as an in-kind purchase; in either case, such investors will be required to pay the brokerage or other transaction costs arising in connection with acquiring the subject securities. At such time as the Fund receives appropriate regulatory approvals to do so in the future, under certain circumstances, the Fund may, at its sole discretion, allow eligible investors who have an existing investment counseling relationship with Delaware Investment Advisers or Delaware International to make investments in any of the Fund's Portfolios by a contribution of securities in-kind to such Portfolios. See "PURCHASE OF SHARES."


HOW TO REDEEM

Shares of each Portfolio may be redeemed at any time, without cost, at the net asset value per share of the Portfolio next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price and the redemption may be in cash or, under certain circumstances, in-kind.

If a shareholder reduces their investment in a Portfolio below $500,000, their investment in that Portfolio may be subject to redemption. In addition, investors in The International Equity, The Labor Select International Equity, The Global Fixed Income and The International Fixed Income Portfolios may, under certain circumstances, be required to accept their redemption, pursuant to instructions from the Fund, in-kind in portfolio securities or, at the election of the investor, by following another procedure that will have the same economic effect as an in-kind redemption; in either case, such investors will be required to pay the brokerage or other transaction costs arising in connection with the sale of the subject securities. See "REDEMPTION OF SHARES."

                                  RISK FACTORS


An investment in the Fund entails certain risks and considerations about which an investor should be aware.

Because both The Aggressive Growth Portfolio (which seeks long-term capital growth) and The Defensive Equity Small/Mid-Cap Portfolio (which seeks to maximize long-term total return) invest primarily in small- to medium-sized companies, the Portfolios' investments are likely to involve a higher degree of liquidity risk and price volatility than if investments were made in larger capitalization securities. The Aggressive Growth Portfolio and The Real Estate Investment Trust Portfolio also may, under certain circumstances, use certain futures contracts and options on futures contracts, as well as options on stock.


The International Equity, The Labor Select International Equity, The Global Fixed Income and The International Fixed Income Portfolios will invest in securities of foreign issuers which normally are denominated in foreign currencies and may hold foreign currency directly. In addition, The Real Estate Investment Trust and The High-Yield Bond Portfolios may invest up to 10% of their total assets in foreign securities. Consequently, these Portfolios may be affected by changes in currency rates and exchange control regulations and may incur costs in connection with conversions between currencies. To hedge this currency risk associated with investments in non-U.S. dollar denominated securities, a Portfolio may invest in forward foreign currency contracts. Those activities pose special risks which do not typically arise in connection with investments in U.S. securities. In addition, The Real Estate Investment Trust and The International Fixed Income Portfolios may engage in foreign currency options and futures transactions. For a discussion of the risks associated with these instruments see "RISKS OF TRANSACTIONS IN OPTIONS, FUTURES AND FORWARD CONTRACTS."



The foreign securities in which The International Equity, The Labor Select International Equity, The Global Fixed Income and The International Fixed Income Portfolios (and The Real Estate Investment Trust and The High-Yield Bond Portfolios, up to 10% of their total assets) may invest from time to time may be listed primarily on foreign exchanges which trade on days when the New York Stock Exchange is closed (such as Saturday). As a result, the net asset value of the Portfolios may be significantly affected by such trading on days when shareholders will have no access to the Portfolios. See "VALUATION OF SHARES."



The Real Estate Investment Trust Portfolio concentrates its investments in the real estate industry. As a consequence, the net asset value of the Portfolio can be expected to fluctuate in light of the factors affecting that industry, and may fluctuate more widely than a portfolio that invests in a broader range of industries. The Real Estate Investment Trust Portfolio may be more susceptible to any single economic, political or regulatory occurrence affecting the real estate industry.


The High-Yield Bond Portfolio invests in lower rated fixed-income securities, which, while generally having higher yields, are subject to factors, such as reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities. These securities are subject to greater volatility and risk of loss of income and principal than are higher rated securities. See "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS" and "ADDITIONAL INVESTMENT INFORMATION--HIGH-YIELD, HIGH RISK SECURITIES."

The Fixed Income, The Limited-Term Maturity, The Global Fixed Income and The International Fixed Income Portfolios will normally experience annual portfolio turnover rates exceeding 100%, but those rates are not expected to exceed 250% with respect to The Fixed Income Portfolio and 200% with respect to The Limited-Term Maturity, The Global Fixed Income and The International Fixed Income Portfolios. Such relatively high portfolio turnover rates involve correspondingly higher brokerage commissions, for equity transactions, and other transaction costs and may affect the taxes payable by the Portfolios' shareholders that are subject to federal income tax. See "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS," "PORTFOLIO TRANSACTIONS" and "TAXES."

The Fixed Income, The Limited-Term Maturity and The Global Fixed Income Portfolios may invest in collateralized mortgage obligations and those Portfolios, as well as The Real Estate Investment Trust Portfolio, may invest in mortgage-backed securities. See "ADDITIONAL INVESTMENT INFORMATION-MORTGAGE-BACKED SECURITIES."

The Real Estate Investment Trust Portfolio, by investing primarily in securities of real estate investment trusts, is subject to interest rate risk, in that as interest rates decline, the value of the Portfolio's investment in real estate investment trusts can be expected to rise. Conversely, when interest rates rise, the value of the Portfolio's investments in real estate investment trusts holding fixed rate obligations can be expected to decline. See "ADDITIONAL INVESTMENT INFORMATION--REITS."


Each of the 11 Portfolios may lend its portfolio securities, may invest in repurchase agreements and may purchase securities on a when-issued basis.

While The Real Estate Investment Trust Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio intend to seek to qualify as a "diversified" investment company under provisions of Subchapter M of the Internal Revenue Code, they will not be diversified under the 1940 Act. Thus, while at least 50% of each Portfolio's total assets will be represented by cash, cash items, certain qualifying securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Portfolio's total assets, it will not satisfy the 1940 Act requirement in this respect, which applies that test to 75% of the Portfolio's assets. A nondiversified portfolio is believed to be subject to greater risk because adverse effects on the portfolio's security holdings may affect a larger portion of the overall assets.


Each of the investment strategies identified above involves special risks which are described under "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS" and "ADDITIONAL INVESTMENT INFORMATION" in this Prospectus and "INVESTMENT POLICIES, PORTFOLIO TECHNIQUES AND RISK CONSIDERATIONS" in the Statement of Additional Information.

                         INVESTMENT OBJECTIVES, POLICIES
                             AND RISK CONSIDERATIONS

The investment objective of each Portfolio of the Fund is described below, together with the policies each Portfolio employs in its efforts to achieve its objective. There is no assurance that a Portfolio will attain its objective. The investment objective of each Portfolio is fundamental and may only be changed by a majority approval of that Portfolio's shareholders. Unless otherwise noted, the investment policies described below are not fundamental policies and may be changed without shareholder approval.


THE DEFENSIVE EQUITY PORTFOLIO

The Defensive Equity Portfolio's investment objective is to realize maximum long-term total return, consistent with reasonable risk. The Portfolio seeks to achieve this objective by investing in equity securities of companies which, at the time of purchase, have dividend yields above the current yield of the Standard & Poor's 500 Stock Index ("S&P 500 Index") and which, in the investment adviser's opinion, offer capital gains potential as well.


In selecting Portfolio securities, the investment adviser places an emphasis on strong relative performance in falling markets. The Portfolio invests primarily in equity securities of U.S. companies, although from time to time the Portfolio will include sponsored or unsponsored American Depositary Receipts actively traded in the United States. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in equity securities. Equity securities for this purpose include, but are not limited to, common stocks, securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks. The Portfolio also may purchase preferred stock. The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when, in the investment adviser's opinion, such holdings are prudent given then prevailing market conditions. Except when the investment adviser believes a temporary defensive approach is appropriate, the Portfolio, normally, will not hold more than 5% of its total assets in cash or such short-term investments. All these short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or be of comparable quality as determined by the investment adviser. Appendix A--Ratings to this Prospectus describes the ratings of S&P and Moody's. See "ADDITIONAL INVESTMENT INFORMATION" for further details concerning these and other investment policies.


The investment adviser seeks to invest in high-yielding equity securities and believes that, although capital gains are important, the dividend return component will be a significant portion of the expected total return. The investment adviser believes that a diversified portfolio of such high-yielding stocks will outperform the market over the long-term, as well as preserve principal in difficult market environments. Companies considered for purchase generally will exhibit the following characteristics at the time of purchase: 1) a dividend yield greater than the prevailing yield of the S&P 500 Index; 2) a price-to-book ratio lower than the average large capitalization company; and 3) a below-market price-to-earnings ratio.

The investment adviser takes a long-term investment approach by placing a strong emphasis on its ability to determine attractive values and, generally, does not seek to respond to short-term changes in the market.

It is anticipated that the annual turnover rate of the Portfolio will not exceed 100% under normal circumstances. The Portfolio will maintain diversity among economic sectors and industries and will not invest 25% or more of its total assets in the stocks of issuers in any one industry, nor, ordinarily, more than 5%, at the time of purchase, of any one company.



THE AGGRESSIVE GROWTH PORTFOLIO

The Aggressive Growth Portfolio's investment goal is to realize maximum long-term capital growth. The Portfolio seeks to attain this objective by investing in equity securities of smaller and medium-sized companies which, in the opinion of the investment adviser, present, at the time of purchase, significant long-term growth potential. In pursuing this objective, current income is expected to be incidental.

The Portfolio invests primarily in growth-oriented common stocks of small- to medium-sized domestic corporations. Such companies, in the investment adviser's view, generally are those companies that have total market capitalization between $100 million and $2.5 billion at the time of purchase. The Portfolio may invest in securities issued by companies having a capitalization outside that range when, in the investment adviser's opinion, such a company exhibits the same characteristics and growth potential as companies within the range. Equity securities for this purpose include, but are not to be limited to, common stocks, securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks. The Portfolio also may purchase preferred stock. Although the investment adviser does not pursue a market timing approach to investing, the Portfolio may hold cash or invest in short-term debt securities or other money market instruments when, in the investment adviser's opinion, such holdings are prudent given the prevailing market conditions. Except when the investment adviser believes a temporary defensive approach is appropriate, the Portfolio, normally, will not hold more than 10% of its total assets in cash or such short-term investments, but, on occasion, may hold as much as 30% of its total assets in cash or such short-term investments. All such holdings will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or be of comparable quality as determined by the investment adviser. See "ADDITIONAL INVESTMENT INFORMATION."

The Portfolio may also, to a limited extent, enter into futures contracts on stocks, purchase or sell options on such futures, engage in certain options transactions on stocks and enter into closing transactions with respect to those activities. However, these activities will not be entered into for speculative purposes, but rather to facilitate the ability quickly to deploy into the stock market the Portfolio's positions in cash, short-term debt securities and other money market instruments, at times when the Portfolio's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Portfolio. See "ADDITIONAL INVESTMENT INFORMATION--FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS" and "OPTIONS" for a further discussion of these investment policies.

The Portfolio will not invest 25% or more of its total assets in securities of companies which conduct their principal business activities in specific industries. The Portfolio expects to invest in small- to medium-sized companies that have been in existence for at least three years (including the operation of any predecessor company) but which have the potential, in the investment adviser's judgment, for significant long-term capital growth. The investment adviser assesses economic, industry, market and company developments to select investments in promising emerging growth companies that are expected to benefit from new technology, new products or services, research discoveries, rejuvenated management and the like. However, the Portfolio may invest in any equity security which, in the investment adviser's judgment, provides the potential for significant capital appreciation.


The investment adviser believes that consistent earnings per share growth is just as important as high absolute growth. Because the Portfolio seeks long-term capital growth by investing primarily in small- to medium-sized companies, its investments are likely to involve a higher degree of liquidity risk and price volatility than larger capitalization securities.

The investment adviser does not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the investment adviser may take advantage of short-term opportunities that are consistent with its investment objective. It is anticipated that the annual turnover rate of the Portfolio, under normal circumstances, will not exceed 100%.


THE INTERNATIONAL EQUITY PORTFOLIO

The investment objective of The International Equity Portfolio is to achieve maximum long-term total return. The Portfolio seeks to achieve its objective by investing primarily in equity securities of issuers organized or having a majority of their assets or deriving a majority of their operating income outside the United States, and which, in the investment adviser's opinion, are undervalued at the time of purchase based on fundamental analysis employed by the investment adviser.

In selecting portfolio securities the investment adviser emphasizes strong performance in falling markets relative to other mutual funds focusing on international equity investments. Equity securities in which the Portfolio may invest include, but are not limited to, common stocks and securities convertible into common stock and securities having common stock characteristics, such as rights and warrants to purchase common stocks. Additionally, the Portfolio may from time to time, hold its assets in cash (which may be U.S. dollars or foreign currency, including European Currency Units ("ECU")) or may invest in short-term debt securities or other money market instruments. Except when the investment adviser believes a temporary defensive approach is appropriate, the Portfolio generally will not hold more than 5% of its assets in cash or such short-term instruments. All such holdings will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or of comparable quality as determined by the Portfolio's investment adviser.

The Portfolio may hold up to 15% of its assets in foreign fixed-income securities when, in the investment adviser's opinion, equity securities are overvalued and such fixed-income securities present an opportunity for returns, over an 18-month period, greater than those available through investments in equity securities or the short-term investments described above. The foreign fixed-income securities in which the Portfolio may invest may be U.S. dollar or foreign currency denominated, including ECU, and must have a government or government agency backed credit status which would include, but not be limited to, supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote development or reconstruction. They include: The World Bank, European Investment Bank, Asian Development Bank, European Economic Community and the InterAmerican Development Bank. Such fixed-income securities will be, at the time of purchase, of the highest quality (e.g., AAA by S&P or Aaa by Moody's) or of comparable quality as determined by the Portfolio's investment adviser. The Portfolio may also invest in sponsored and unsponsored American Depositary Receipts, European Depositary Receipts or Global Depositary Receipts. See "ADDITIONAL INVESTMENT INFORMATION" for a further description of these and other investment policies.


The investment adviser's approach in selecting investments for the Portfolio is oriented to individual stock selection and is value driven. In selecting stocks for the Portfolio, the investment adviser identifies those stocks which it believes will provide the highest total return over a market cycle taking into consideration the movement in the price of the individual security, and the impact of currency adjustment on a United States domiciled, dollar-based investor. The investment adviser conducts extensive fundamental research on a global basis, and it is through this research effort that securities which, in the investment adviser's opinion, have the potential for maximum long-term total return are identified. The center of the fundamental research effort is a value oriented dividend discount methodology toward individual securities and market analysis which isolates value across country boundaries. This approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Comparisons of the values of different possible investments are then made. The investment adviser's management approach is long-term in orientation, but it is expected that the annual turnover rate of the Portfolio will not exceed 150% under normal circumstances. See "PORTFOLIO TRANSACTIONS" and "TAXES."

While the Portfolio is not subject to any specific geographic diversification requirements, it will, under normal conditions, invest at least 65% of its total assets in equity securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in at least three different countries outside the United States. Investments will be made mainly in marketable securities of companies located in developed countries, but the stock markets of developing countries are rapidly becoming accessible and the Portfolio may hold securities of issuers located in any developing country determined to be appropriate by the investment adviser. Investments in obligations of foreign issuers involve somewhat different investment risks than those affecting obligations of United States issuers. The risks posed by investments in emerging or developing countries frequently are greater. See "ADDITIONAL INVESTMENT INFORMATION--FOREIGN INVESTMENT INFORMATION."

Currency considerations carry a special risk for a portfolio of international securities, and the investment adviser employs a purchasing power parity approach to evaluate currency risk. In this regard, the Portfolio will actively carry on hedging activities, and may invest in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency. See "ADDITIONAL INVESTMENT INFORMATION--FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS."

THE DEFENSIVE EQUITY SMALL/MID-CAP PORTFOLIO

The Defensive Equity Small/Mid-Cap Portfolio's investment objective is to realize maximum long-term total return. The Portfolio seeks to achieve this objective by investing primarily in equity securities of companies which, at the time of purchase, have dividend yields above the current yield of the S&P 500 Index, have a market capitalization below that of the third decile of companies registered on the New York Stock Exchange, and, in the investment adviser's opinion, offer capital gains potential as well.


In selecting Portfolio securities, the investment adviser places an emphasis on strong relative performance in falling markets. The Portfolio invests primarily in equity securities of U.S. companies, although from time to time the Portfolio will include sponsored or unsponsored American Depositary Receipts actively traded in the United States. Under normal market conditions, at least 65% of the value of the Portfolio's total assets will be invested in equity securities of companies that currently have a total market capitalization of less than $3 billion. Equity securities for this purpose include common stocks, securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks. The Portfolio also may purchase preferred stock, and certain other non-traditional equity securities. See "ADDITIONAL INVESTMENT INFORMATION--CONVERTIBLE, DEBT AND NON-TRADITIONAL EQUITY SECURITIES" and "AMERICAN DEPOSITARY RECEIPTS" for further details concerning these and other investment policies.


The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when, in the investment adviser's opinion, such holdings are prudent given then prevailing market conditions. Except when the investment adviser believes a temporary defensive approach is appropriate, the Portfolio, normally, will not hold more than 5% of its total assets in cash or such short-term investments. All these short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or be of comparable quality as determined by the investment adviser. See "ADDITIONAL INVESTMENT INFORMATION" and "APPENDIX A-RATINGS" for further details concerning these and other investment policies.

The investment adviser seeks to invest in high-yielding equity securities of small- and mid-cap companies and believes that, although capital gains are important, the dividend return component will be a significant portion of the expected total return. Further, the investment adviser believes that, although more volatile, small- and midcap companies will provide higher returns over the long-term. In the investment adviser's opinion, a diversified portfolio of such high-yielding, small- and mid-cap companies will outperform the market over the long-term, as well as preserve principal in difficult market environments. Companies considered for purchase generally will exhibit the following characteristics at the time of purchase: 1) a dividend yield greater than the prevailing yield of the S&P 500 Index; and 2) market capitalization below that of the third decile of companies registered on the New York Stock Exchange. Such companies, in the investment adviser's view, generally are those companies that currently have a total market capitalization of less than $3 billion at the time of purchase.

The Portfolio expects to invest in companies in the capitalization range described above, and that have been in existence for at least three years (including the operation of any predecessor company) but which have the potential, in the investment adviser's judgment, for providing long-term total return. Because the Portfolio seeks long-term total return by investing primarily in small- to mid-cap companies, its investments are likely to involve a higher degree of liquidity risk and price volatility than investments in larger capitalization securities.

The investment adviser takes a long-term investment approach by placing a strong emphasis on its ability to determine attractive values and, generally, does not seek to respond to short-term changes in the market. It is anticipated that the annual turnover rate of the Portfolio will generally not exceed 100% under normal circumstances. The Portfolio will maintain diversity among economic sectors and industries and will not invest 25% or more of its total assets in the stocks of issuers in any one industry, nor, ordinarily, more than 5%, at the time of purchase, of any one company.




THE LABOR SELECT INTERNATIONAL EQUITY PORTFOLIO

The investment objective of The Labor Select International Equity Portfolio is to achieve maximum long-term total return. The Portfolio seeks to achieve its objective by investing primarily in equity securities of issuers organized or having a majority of their assets or deriving a majority of their operating income outside of the United States, and which, in the investment adviser's opinion, are undervalued at the time of purchase based on rigorous fundamental analysis employed by the investment adviser. In addition to following these quantitative guidelines, the Portfolio's investment adviser will select securities of issuers that present certain characteristics that are compatible or operate in accordance with certain investment policies or restrictions followed by organized labor.

In selecting portfolio securities, the investment adviser emphasizes strong performance in falling markets relative to other mutual funds focusing on international equity investments. Equity securities in which the Portfolio may invest include common stocks and securities convertible into common stock and securities having common stock characteristics, such as rights and warrants to purchase common stocks. Additionally, the Portfolio may, from time to time, hold its assets in cash (which may be U.S. dollars or foreign currency, including the ECU) or may invest in short-term debt securities or other money market instruments. Except when the investment adviser believes a temporary defensive approach is appropriate, the Portfolio generally will not hold more than 5% of its assets in cash or such short-term instruments. All such holdings will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or be of comparable quality as determined by the Portfolio's investment adviser.

The Portfolio may hold up to 15% of its assets in foreign fixed-income securities when, in the investment adviser's opinion, equity securities are overvalued and such fixed-income securities present an opportunity for returns greater than those available through investments in equity securities or the short-term investments described above. The foreign fixed-income securities in which the Portfolio may invest may be U.S. dollar or foreign currency denominated, including the ECU, and must have a government or government agency backed credit status which would include, but not be limited to, supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote development or reconstruction. They include: the World Bank, European Investment Bank, Asian Development Bank, European Economic Community and the Inter-American Development Bank. Such fixed-income securities will be, at the time of purchase, of the highest quality (e.g., AAA by S&P or Aaa by Moody's) or be of comparable quality as determined by the Portfolio's investment adviser. See "ADDITIONAL INVESTMENT INFORMATION" for a further description of these and other investment policies.

The investment adviser's approach in selecting investments for the Portfolio is primarily quantitatively oriented to individual stock selection and is value driven. In selecting stocks for the Portfolio, the investment adviser identifies those stocks which it believes will provide the highest total return over a market cycle, taking into consideration the movement in the price of the individual security, the impact of currency adjustment on a United States domiciled, dollar-based investor and the investment guidelines described below. The investment adviser conducts extensive fundamental research on a global basis, and it is through this research effort that securities which, in the investment adviser's opinion, have the potential for maximum long-term total return are identified. The center of the fundamental research effort is a value oriented dividend discount methodology toward individual securities and market analysis which isolates value across country boundaries. This approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Comparisons of the values of different possible investments are then made.

Supplementing the adviser's quantitative approach to stock selection, the investment adviser will, in managing the Portfolio, also attempt to follow certain qualitative investment guidelines which seek to identify issuers that present certain characteristics that are compatible or operate in accordance with certain investment policies or restrictions followed by organized labor. These qualitative investment guidelines include country screens, as well as additional issuer-specific criteria. The country screens require that the securities are of issuers domiciled in those countries that are included in the Morgan Stanley Capital International Europe, Australia and Far East ("EAFE") Index and Canada, as long as the country does not appear on any list of prohibited or boycotted nations of the AFL-CIO or certain other labor organizations. Nations that are presently in the EAFE Index include Japan, the United Kingdom, Germany, France and The Netherlands. In addition, the Portfolio will tend to favor investment in issuers located in those countries that the investment adviser perceives as enjoying favorable relations with the United States. Pursuant to the Portfolio's issuer-specific criteria, the Portfolio will
(1) invest only in companies which are publicly traded; (2) focus on companies that show, in the investment adviser's opinion, evidence of pursuing fair labor practices; (3) focus on companies that have not been subject to penalties or tariffs imposed by applicable U.S. government agencies for unfair trade practices within the previous two years; and (4) not invest in initial public offerings. In the opinion of the Portfolio's investment adviser, evidence of pursuing fair labor practices would include whether a company has demonstrated patterns of non-compliance with applicable labor or health and safety laws. The qualitative labor sensitivity factors that the Portfolio's investment adviser will utilize in selecting securities will vary over time, and will be solely in the adviser's discretion.

While the Portfolio is not subject to any specific geographic diversification requirements, it will, under normal conditions, invest at least 65% of its total assets in equity securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in at least three different countries outside the United States, and which comply with the parameters described above. Investments in obligations of foreign issuers involve somewhat different investment risks than those affecting obligations of United States issuers. The risks posed by investments in foreign countries frequently are greater. See "ADDITIONAL INVESTMENT INFORMATION--FOREIGN INVESTMENT INFORMATION."

The investment adviser does not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the investment adviser may take advantage of short-term opportunities that are consistent with its investment objective. It is anticipated that the annual turnover rate of the Portfolio, under normal circumstances, will generally not exceed 100%.

Currency considerations carry a special risk for a portfolio of international securities, and the investment adviser employs a purchasing power parity approach to evaluate currency risk. In this regard, the Portfolio may actively carry on hedging activities, and may invest in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency. See "ADDITIONAL INVESTMENT INFORMATION--FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS."


THE REAL ESTATE INVESTMENT TRUST PORTFOLIO

The investment objective of The Real Estate Investment Trust Portfolio is to achieve maximum long-term total return. Capital appreciation is a secondary objective. The Portfolio seeks to achieve its objectives by investing in securities of companies principally engaged in the real estate industry. Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in equity securities of real estate investment trusts ("REITs"). The Portfolio will operate as a nondiversified fund as defined by the 1940 Act.


The Portfolio invests in equity securities of REITs and other real estate industry operating companies ("REOCs"). For purposes of the Portfolio's investments, a REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing. The Portfolio's investments in equity securities of REITs and REOCs may include, from time to time, sponsored or unsponsored American Depositary Receipts actively traded in the United States. Equity securities for this purpose include common stocks, securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks. The Portfolio may also purchase preferred stock. The Portfolio may invest up to 10% of its assets in foreign securities, and in convertible securities. See "ADDITIONAL INVESTMENT INFORMATION--FOREIGN INVESTMENT INFORMATION," "AMERICAN DEPOSITARY RECEIPTS" and "CONVERTIBLE, DEBT AND NON-TRADITIONAL EQUITY SECURITIES" for further discussion of these investment policies. The Portfolio may also invest in mortgage-backed securities. See "MORTGAGE-BACKED SECURITIES" for more detailed information about this investment policy.


The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when, in the investment adviser's opinion, such holdings are prudent given then prevailing market conditions. Except when the investment adviser believes a temporary defensive approach is appropriate, the Portfolio will not hold more than 5% of its total assets in cash or such short-term investments. All these short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g. AAA by S&P or Aaa by Moody's) or be of comparable quality as determined by the Portfolio's investment adviser. See "ADDITIONAL INVESTMENT INFORMATION" for further details concerning these and other investment policies.

Although the Portfolio does not invest directly in real estate, the Portfolio does invest primarily in REITs, and may purchase equity securities of REOCs. Thus, because the Portfolio concentrates its investments in the real estate industry, an investment in the Portfolio may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition; property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses, uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

The Portfolio may invest without limitation in shares of REITs. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Internal Revenue Code of 1986, as amended (the "Code"). REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Code, and/or to maintain exemptions from the 1940 Act. By investing in REITs indirectly through the Portfolio, a shareholder bears not only a proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REITs. For a further discussion of the risks presented by investing in REITs, see "ADDITIONAL INVESTMENT INFORMATION--REITS."

While the Portfolio does not intend to invest directly in real estate, the Portfolio could, under certain circumstances, own real estate directly as a result of a default on securities the Portfolio owns. In addition, if the Portfolio has rental income or income from the direct disposition of real property, the receipt of such income may adversely affect the Portfolio's ability to retain its tax status as a regulated investment company.

The Portfolio may also, to a limited extent, enter into futures contracts on stocks, purchase or sell options on such futures, engage in certain options transactions on stocks and enter into closing transactions with respect to those activities. However, these activities will not be entered into for speculative purposes, but rather to facilitate the ability quickly to deploy into the stock market the Portfolio's positions in cash, short-term debt securities and other money market instruments, at times when the Portfolio's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Portfolio. See "ADDITIONAL INVESTMENT INFORMATION--FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS" and "OPTIONS" for a further discussion of these investment policies.


In connection with the Portfolio's ability to invest up to 10% of its total assets in the securities of foreign issuers, currency considerations may present risks if the Portfolio holds international securities. Currency considerations carry a special risk for a portfolio of international securities. In this regard, the Portfolio may actively carry on hedging activities, and may invest in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency. See "ADDITIONAL INVESTMENT INFORMATION--FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS."

The investment adviser does not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the investment adviser may take advantage of short-term opportunities that are consistent with its investment objective. It is anticipated that the annual turnover rate of the Portfolio, under normal circumstances, will generally not exceed 100%.


THE FIXED INCOME PORTFOLIO

The Fixed Income Portfolio's investment objective is to realize maximum long-term total return, consistent with reasonable risk. It seeks to achieve its objective by investing in a diversified portfolio of investment grade fixed-income obligations, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. government securities"), mortgage-backed securities, asset-backed securities, corporate bonds and other fixed-income securities.


It seeks maximum long-term total return by investing in debt securities having an average effective maturity (that is, the market value weighted average time to repayment of principal) of between one to ten years. Short- and intermediate-term debt securities (under ten years) form the core of the Portfolio, with long-term bonds (over ten years) purchased as well when the investment adviser believes they will enhance return without significantly increasing risk. Average effective maturity may exceed the above range when the investment adviser believes opportunities for enhanced returns exceed risk.


Typically, approximately 50% of the Portfolio's assets will be invested in U.S. government securities, mortgage-backed securities and asset-backed securities. All securities purchased by the Portfolio will have an investment grade rating at the time of purchase. Investment grade fixed-income obligations will be those rated BBB or better by S&P or Baa or better by Moody's or those deemed to be of comparable quality by the investment adviser. Obligations rated BBB and Baa have speculative characteristics. To the extent that the rating of a debt obligation held by the Portfolio falls below BBB or Baa, the Portfolio, as soon as practicable, will dispose of the security, unless such disposal would be detrimental to the Portfolio in light of market conditions. See "ADDITIONAL INVESTMENT INFORMATION--U.S. GOVERNMENT SECURITIES" and "MORTGAGE-BACKED SECURITIES" for more detailed information about these and other investment policies.

The Portfolio will normally experience an annual portfolio turnover rate exceeding 100%, but that rate is not expected to exceed 250%. A 100% turnover rate would occur if all of the securities in the Portfolio were sold and replaced within one year. The rate of portfolio turnover is not a limiting factor when the investment adviser deems it desirable to purchase or sell securities. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs and may affect taxes payable by the Portfolio's shareholders that are subject to federal income taxes. The turnover rate may also be affected by cash requirements from redemptions and repurchases of the Portfolio's shares. The degree of Portfolio activity may affect brokerage costs of the Portfolio and taxes payable by institutional shareholders that are subject to federal income taxes. See "PORTFOLIO TRANSACTIONS" and "TAXES."

THE LIMITED-TERM MATURITY PORTFOLIO

The Limited-Term Maturity Portfolio seeks to realize a high level of current income, consistent with the preservation of principal and reasonable risk. It seeks to achieve its objective by investing in a diversified portfolio of investment grade fixed-income securities including: U.S. government securities, mortgage-backed securities, asset-backed securities, corporate bonds and other fixed-income securities. The Portfolio will not exceed an average effective maturity (that is, the market value weighted average time to repayment of principal) of five years and will invest at least a majority of its assets in U.S. government securities and mortgage-backed securities. The Portfolio also may hold up to 30% of its assets in investment grade corporate fixed-income obligations (other than mortgage-backed securities and U.S. government securities) and asset-backed securities, but may not invest more than 10% of its assets in such investment grade corporate fixed-income securities rated, at the time of purchase, Baa by Moody's or BBB by S&P or determined to be of comparable quality by the investment adviser. To the extent that the rating of a debt obligation held by the Portfolio falls below BBB or Baa, the Portfolio, as soon as practicable, will dispose of the security, unless such disposal would be detrimental to the Portfolio in light of market conditions.

The Limited-Term Maturity Portfolio will normally experience an annual portfolio turnover rate exceeding 100%, but that rate is not expected to exceed 200%. See "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS--THE FIXED INCOME PORTFOLIO" for a discussion of the implication of a portfolio turnover rate exceeding 100%.


THE GLOBAL FIXED INCOME PORTFOLIO

The Portfolio seeks to realize current income consistent with the preservation of investors' principal. It seeks to achieve its objective by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. The Portfolio is a global fund. As such, it may invest in securities issued in any currency and may hold foreign currency. Under normal circumstances, at least 65% of the Portfolio's assets will be invested in the fixed-income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the ECU. The Portfolio will operate as a nondiversified fund as defined by the 1940 Act.

The investment adviser's approach in selecting investments for the portfolio is oriented to country selection and is value driven. In selecting fixed-income instruments for the Portfolio, the investment adviser identifies those countries' fixed-income markets which it believes will provide the United States' domiciled investor the highest yield over a market cycle, while also offering the opportunity for capital gain and currency appreciation. The investment adviser conducts extensive fundamental research on a global basis, and it is through this effort that attractive fixed-income markets are selected for investment. The core of the fundamental research effort is a value oriented discounted income stream methodology which isolates value across country boundaries. This approach focuses on future coupon and redemption payments and discounts the value of those payments back to what they would be worth if they were to be paid today. Comparisons of the values of different possible investments are then made. The investment adviser's management approach is long-term in orientation, and it is therefore expected that the annual turnover of the portfolio will not exceed 200% under normal circumstances. See "PORTFOLIO TRANSACTIONS" and "TAXES."

The Portfolio will attempt to achieve its objective by investing in a broad range of fixed-income securities, including debt obligations of foreign and U.S. companies which are generally rated A or better by S&P or Moody's or, if unrated, are deemed to be of comparable quality by Delaware International, as well as foreign and U.S. government securities with the limitation noted below. The Portfolio may invest up to 5% of its assets in fixed-income securities rated below investment grade, including foreign government securities as discussed below. See "ADDITIONAL INVESTMENT INFORMATION--HIGH-YIELD, HIGH RISK SECURITIES." The Portfolio may also invest in zero coupon bonds, and in the debt securities of supranational entities denominated in any currency. The Portfolio may also invest in mortgage-backed securities. See "ADDITIONAL INVESTMENT INFORMATION--MORTGAGE-BACKED SECURITIES."

Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the World Bank, the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-Development Bank, the Export-Import Bank and the Asian Development Bank. For increased safety, the Portfolio currently anticipates that a large percentage of its assets will be invested in U.S. government securities and foreign government securities and securities of supranational entities.

With respect to U.S. government securities, the Portfolio may invest only in securities issued or guaranteed as to the payment of principal and interest by the U.S. government, and those of its agencies or instrumentalities which are backed by the full faith and credit of the United States. Direct obligations of the U.S. government which are available for purchase by the Portfolio include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These obligations differ mainly in interest rates, maturities and dates of issuance. Agencies whose obligations are backed by the full faith and credit of the United States include the Farmers Home Administration, Federal Financing Bank and others. When the Portfolio's investment adviser believes a temporary defensive approach is appropriate, the Portfolio may hold up to 100% of its assets in such U.S. government securities and certain other short-term instruments. See "ADDITIONAL INVESTMENT INFORMATION--U.S. GOVERNMENT SECURITIES" and "SHORT-TERM INVESTMENTS."


With respect to securities issued by foreign governments, their agencies, instrumentalities or political subdivisions, the Portfolio will generally invest in such securities if they have been rated AAA or AA by S&P or Aaa or Aa by Moody's or, if unrated, have been determined by the investment adviser to be of comparable quality. As noted above, the Portfolio may invest up to 5% of its assets in non-investment grade fixed-income securities. These investments may include foreign government securities, some of which may be so-called Brady Bonds. See "ADDITIONAL INFORMATION--HIGH-YIELD, HIGH RISK SECURITIES." The Portfolio may also invest in sponsored or unsponsored American Depositary Receipts or European Depositary Receipts. While the Portfolio may purchase securities of issuers in any foreign country, developed or underdeveloped, it is currently anticipated that the countries in which the Portfolio may invest will include, but not be limited to, Canada, Germany, the United Kingdom, New Zealand, France, The Netherlands, Belgium, Spain, Switzerland, Ireland, Denmark, Portugal, Italy, Austria, Norway, Sweden, Finland, Luxembourg, Japan and Australia. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of issuers in such countries. Any investment the Portfolio may make in other investment companies is limited in amount by the 1940 Act and would involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. See "ADDITIONAL INVESTMENT INFORMATION--FOREIGN INVESTMENT INFORMATION" and "AMERICAN DEPOSITARY RECEIPTS."


Currency considerations carry a special risk for a portfolio of international securities and the investment adviser employs a purchasing power parity approach to evaluate currency risk. In this regard, the Portfolio will actively carry on hedging activities, and may invest in forward foreign currency exchange contracts to hedge currency risks associated with its portfolio of securities. See "ADDITIONAL INVESTMENT INFORMATION--FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS."

It is anticipated that the average weighted maturity of the Portfolio will be in the five-to-ten year range. If, however, the investment adviser anticipates a declining interest rate environment, the average weighted maturity may be extended beyond ten years. Conversely, if the investment adviser anticipates a rising rate environment, the average weighted maturity may be shortened to less than five years. The Portfolio will not invest 25% or more of its total assets in the securities of issuers all of which conduct their principal business activities in the same industry.


THE INTERNATIONAL FIXED INCOME PORTFOLIO

The Portfolio seeks to realize current income consistent with the preservation of investors' principal. It seeks to achieve its objective by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. The Portfolio is an international fund. As such, it may invest in securities issued in any currency and may hold foreign currency. Under normal circumstances, at least 65% of the Portfolio's assets will be invested in the fixed-income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States. Under normal circumstances, the Portfolio intends to invest in securities which are denominated in foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as ECU. The Portfolio will operate as a nondiversified fund as defined by the 1940 Act.

The investment adviser's approach in selecting investments for the portfolio is oriented to country selection and is value driven. In selecting fixed-income instruments for the Portfolio, the investment adviser identifies those countries' fixed-income markets which it believes will provide the United States domiciled investor the highest yield over a market cycle, while also offering the opportunity for capital gain and currency appreciation. The investment adviser conducts extensive fundamental research on a global basis, and it is through this effort that attractive fixed-income markets are selected for investment. The core of the fundamental research effort is a value oriented discounted income stream methodology which isolates value across country boundaries. This approach focuses on future coupon and redemption payments and discounts the value of those payments back to what they would be worth if they were to be paid today. Comparisons of the values of different possible investments are then made. The investment adviser's management approach is long-term in orientation, but, it is expected that the annual turnover of the portfolio will be approximately 200% under normal circumstances. See "PORTFOLIO TRANSACTIONS" and "TAXES."

The Portfolio will attempt to achieve its objective by investing in a broad range of fixed-income securities, including debt obligations of foreign companies which are generally rated A or better by S&P or Moody's or, if unrated, are deemed to be of comparable quality by Delaware International, as well as, foreign government securities with the limitation noted below. The Portfolio may invest up to 5% of its assets in fixed-income securities rated below investment grade, including foreign government securities as discussed below. See "ADDITIONAL INVESTMENT INFORMATION--HIGH-YIELD, HIGH RISK SECURITIES." The Portfolio may also invest in zero coupon bonds, and in the debt securities of supranational entities denominated in any currency.

Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the World Bank, the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the InterDevelopment Bank, the Export-Import Bank and the Asian Development Bank. For increased safety, the Portfolio currently anticipates that a large percentage of its assets will be invested in foreign government securities and securities of supranational entities.

With respect to U.S. government securities, the Portfolio may invest only in securities issued or guaranteed as to the payment of principal and interest by the U.S. government, and those of its agencies or instrumentalities which are backed by the full faith and credit of the United States. Direct obligations of the U.S. government which are available for purchase by the Portfolio include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These obligations differ mainly in interest rates, maturities and dates of issuance. Agencies whose obligations are backed by the full faith and credit of the United States include the Farmers Home Administration, Federal Financing Bank and others. When the Portfolio's investment adviser believes a temporary defensive approach is appropriate, the Portfolio may hold up to 100% of its assets in such U.S. government securities and certain other short-term instruments. See "ADDITIONAL INVESTMENT INFORMATION--U.S. GOVERNMENT SECURITIES" and "SHORT-TERM INVESTMENTS."


With respect to securities issued by foreign governments, their agencies, instrumentalities or political subdivisions, the Portfolio will generally invest in such securities if they have been rated AAA or AA by S&P or Aaa or Aa by Moody's or, if unrated, have been determined by the investment adviser to be of comparable quality. As noted above, the Portfolio may invest up to 5% of its assets in non-investment grade fixed-income securities. These investments may include foreign government securities, some of which may be so-called Brady Bonds. See "ADDITIONAL INFORMATION--HIGH-YIELD, HIGH RISK SECURITIES." The Portfolio may also invest in sponsored or unsponsored American Depositary Receipts or European Depositary Receipts. While the Portfolio may purchase securities of issuers in any foreign country, developed or underdeveloped, it is currently anticipated that the countries in which the Portfolio may invest will include, but not be limited to, Canada, Germany, the United Kingdom, New Zealand, France, The Netherlands, Belgium, Spain, Switzerland, Ireland, Denmark, Portugal, Italy, Austria, Norway, Sweden, Finland, Luxembourg, Japan and Australia. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of issuers in such countries. Any investment the Portfolio may make in other investment companies is limited in amount by the 1940 Act and would involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. See "ADDITIONAL INVESTMENT INFORMATION--FOREIGN INVESTMENT INFORMATION" and "AMERICAN DEPOSITARY RECEIPTS."


Currency considerations carry a special risk for a portfolio of international securities and the investment adviser employs a purchasing power parity approach to evaluate currency risk. In this regard, the Portfolio will actively carry on hedging activities, and may utilize a wide range of hedging instruments, including options, futures contracts, and related options, and forward foreign currency exchange contracts to hedge currency risks associated with its portfolios of securities. See "ADDITIONAL INVESTMENT INFORMATION--FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS, FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS" and "OPTIONS."

It is anticipated that the average weighted maturity of the Portfolio will be in the five-to-ten year range. If, however, the investment adviser anticipates a declining interest rate environment, the average weighted maturity may be extended beyond ten years. Conversely, if the investment adviser anticipates a rising rate environment, the average weighted maturity may be shortened to less than five years. The Portfolio will not invest 25% or more of its total assets in the securities of issuers all of which conduct their principal business activities in the same industry.


THE HIGH-YIELD BOND PORTFOLIO

The High-Yield Bond Portfolio's investment objective is to seek high total return. The Portfolio seeks to achieve its objective by investing primarily in bonds rated B- or higher by S&P or B3 or higher by Moody's or, if unrated, judged to be of comparable quality by the investment adviser.

The Portfolio will invest at least 80% of its assets at the time of purchase in:
(1) corporate bonds that may be rated B- or higher by S&P or B3 or higher by Moody's, or that may be unrated (which may be more speculative in nature than rated bonds); (2) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or (3) commercial paper of companies rated A-1 or A-2 by S&P or rated P-1 or P-2 by Moody's or, if unrated, judged to be of comparable quality by the investment adviser. The Portfolio may also invest in income-producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants and which may be speculative. See "ADDITIONAL INVESTMENT INFORMATION--CONVERTIBLE, DEBT AND NON-TRADITIONAL EQUITY SECURITIES" for a further discussion of these investment policies. The Portfolio may invest up to 10% of its total assets in securities of issuers domiciled in foreign countries. The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when, in the investment adviser's opinion, such holdings are prudent given then prevailing market conditions. Except when the investment adviser believes a temporary defensive approach is appropriate, the Portfolio normally will not hold more than 5% of its total assets in cash or such short-term investments. All these short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if unrated, judged to be of comparable quality as determined by the investment adviser. See "ADDITIONAL INVESTMENT INFORMATION" for further details concerning these and other investment policies.

Although the Portfolio does not generally purchase a substantial amount of zero coupon bonds or pay-in-kind (PIK) bonds, from time to time, the Portfolio may acquire zero coupon bonds and, to a lesser extent, PIK bonds. Zero coupon bonds and PIK bonds are generally considered to be more interest-sensitive than income bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to the Portfolio. For example, the Portfolio accrues, and is required to distribute to shareholders income on its zero coupon bonds. However, the Portfolio may not receive the cash associated with this income until the bonds are sold or mature. If the Portfolio did not have sufficient cash to make the required distribution of accrued income, the Portfolio could be required to sell other securities in its portfolio or to borrow to generate the cash required.

With respect to U.S. government securities, the Portfolio may invest only in securities issued or guaranteed as to the payment of principal and interest by the U.S. government, and those of its agencies or instrumentalities which are backed by the full faith and credit of the United States. Direct obligations of the U.S. government which are available for purchase by the Portfolio include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These obligations differ mainly in interest rates, maturities and dates of issuance. Agencies whose obligations are backed by the full faith and credit of the United States include the Farmers Home Administration, Federal Financing Bank and others. See "ADDITIONAL INVESTMENT INFORMATION--U.S. GOVERNMENT SECURITIES."

The investment adviser does not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the investment adviser may take advantage of short-term opportunities that are consistent with its investment objective. It is anticipated that the annual turnover rate of the Portfolio, under normal circumstances, will generally not exceed 100%.

It is anticipated that the Portfolio's assets will be invested primarily in unrated corporate bonds and bonds rated B- or higher by S&P or B3 or higher by Moody's, or, if unrated, judged to be of comparable quality by the investment adviser. The market values of fixed-income securities generally fall when interest rates rise and, conversely, rise when interest rates fall. Lower rated and unrated fixed-income securities tend to reflect short-term corporate and market developments to a greater extent than higher rated fixed-income securities, which react primarily to fluctuations in the general level of interest rates. These lower rated or unrated securities generally have higher yields, but, as a result of factors such as reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market, are subject to greater volatility and risks of loss of income and principal than are higher rated securities. The investment adviser will attempt to reduce such risks through portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets.

Investing in these so-called "junk" or "high-yield" bonds entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investment grade bonds, and which should be considered by investors contemplating an investment in the Portfolio. Such bonds are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the junk bonds. Some of the principal risks to which junk bonds are subject are discussed below.

Although the market for high-yield bonds has been in existence for many years, including periods of economic downturns, the high-yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During the economic expansion, the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high-yield market grew substantially during the economic expansion. Although experts disagree on the impact recessionary periods have had and will have on the high-yield market, some analysts believe a protracted economic downturn would severely disrupt the market for high-yield bonds, would adversely affect the value of outstanding bonds and would adversely affect the ability of high-yield issuers to repay principal and interest. Those analysts cite volatility experienced in the high-yield market in the past as evidence for their position. It is likely that protracted periods of economic uncertainty would result in increased volatility in the market prices of high-yield bonds, an increase in the number of high-yield bond defaults and corresponding volatility in the Portfolio's net asset value.

In addition, if, as a result of volatility in the high-yield market or other factors, the Portfolio experiences substantial net redemptions of the Portfolio's shares for a sustained period of time, the Portfolio may be required to sell securities without regard to the investment merits of the securities to be sold. If the Portfolio sells a substantial number of securities to generate proceeds for redemptions, the asset base of the Portfolio will decrease and the Portfolio's expense ratios may increase.

Furthermore, the secondary market for high-yield securities is currently dominated by institutional investors, including mutual funds and certain financial institutions. There is generally no established retail secondary market for high-yield securities. As a result, the secondary market for high-yield securities is more limited and less liquid than other secondary securities markets. The high-yield secondary market is particularly susceptible to liquidity problems when the institutions which dominate it temporarily cease buying bonds for regulatory, financial or other reasons, such as the savings and loan crisis. A less liquid secondary market may have an adverse effect on the Portfolio's ability to dispose of particular issues, when necessary, to meet the Portfolio's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In addition, a less liquid secondary market makes it more difficult for the Portfolio to obtain precise valuations of the high-yield securities in its portfolio. During periods involving such liquidity problems, judgment plays a greater role in valuing high-yield securities than is normally the case. The secondary market for high-yield securities is also generally considered to be more likely to be disrupted by adverse publicity and investor perceptions than the more established secondary securities markets. The Portfolio's privately placed high-yield securities are particularly susceptible to the liquidity and valuation risks outlined above.

Finally, there are a variety of legislative actions which have been taken or which are considered from time to time by the United States Congress which could adversely affect the market for high-yield bonds. For example, Congressional legislation limited the deductibility of interest paid on certain high-yield bonds used to finance corporate acquisitions. Also, Congressional legislation has, with some exceptions, generally prohibited federally-insured savings and loan institutions from investing in high-yield securities. Regulatory actions have also affected the high-yield market. For example, many insurance companies have restricted or eliminated their purchase of high-yield bonds as a result of, among other factors, actions taken by the National Association of Insurance Commissioners. If similar legislative and regulatory actions are taken in the future, they could result in further tightening of the secondary market for high-yield issues, could reduce the number of new high-yield securities being issued and could make it more difficult for the Portfolio to attain its investment objective.

See "ADDITIONAL INVESTMENT INFORMATION--HIGH-YIELD, HIGH RISK SECURITIES" for further information about high-yield securities.

                               PURCHASE OF SHARES

Shares of each Portfolio may be purchased without a sales commission, at net asset value per share next determined after (i) the Fund has been notified by telephone of your purchase order and (ii) Federal Funds have been delivered to the Fund's bank account maintained with The Chase Manhattan Bank or Bankers Trust Company ("Custodian Banks"). Shares of The International Equity Portfolio may, under certain circumstances, be required to be purchased in-kind, as noted below. At such time as the Fund receives appropriate regulatory approvals to do so in the future, under certain circumstances, the Fund may, at its sole discretion, allow eligible investors who have an existing investment counseling relationship with Delaware Investment Advisers or Delaware International to make investments in the Portfolios by a contribution of securities in-kind to such Portfolios. See "VALUATION OF SHARES."

The minimum initial investment for a Portfolio is $1,000,000.

BY FEDERAL FUNDS WIRE

Purchases of shares of a Portfolio may be made by having your bank wire Federal Funds to CoreStates Bank, N.A. as described below. In order to ensure prompt receipt of your Federal Funds Wire and processing of your purchase order, it is important that the following steps be taken:

1. Telephone the Fund (Toll Free: 1-800-231-8002) and provide us with the account name, address, telephone number, Tax Identification Number, the Portfolio(s) selected, the amount being wired and by which bank and which specific branch, if applicable. We will provide you with a Fund account number.

2. Instruct your bank to wire the specified amount of Federal Funds to CoreStates Bank, N.A., Philadelphia, PA, ABA #031000011, DSC Wire Purchase Bank Account #1412893401. The funds should be sent to the attention of Delaware Pooled Trust, Inc. (be sure to have your bank include the name of the Portfolio(s) selected, the account number assigned to you and your account name).

Federal Funds purchase orders will be accepted only on a day on which the Fund, the NYSE and the Custodian Banks are open for business.

3.       Complete the Account Registration Form within two days and mail it to:

                           Delaware Pooled Trust, Inc.
                           One Commerce Square
                           2005 Market Street
                           Philadelphia, PA 19103
                           Attn: Client Services


BY MAIL

Purchases of shares of a Portfolio may also be made by mailing a check payable to the specific Portfolio selected to the above address (be sure to complete an Investment Application before sending your check).

PURCHASE PRICE

In order for share purchases to be priced at the end of a given business day, the Fund must be notified by telephone and Federal Funds must be received no later than the close of regular trading on the New York Stock Exchange ("NYSE") (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. If notice is given or Federal Funds are delivered after that time, the purchase order will be priced on the following business day.



IN-KIND PURCHASES OR SIMILAR PROCEDURES (THE INTERNATIONAL EQUITY PORTFOLIO)

Institutions proposing to invest an amount which at the time they telephone the Fund (as required above), would constitute 5% or more of the assets of The International Equity Portfolio will, under normal circumstances, be required to make purchases by tendering securities in which the Portfolio otherwise would invest or, by following another procedure that will have the same economic effect as an in-kind purchase. In either case, an investor that is required to purchase shares pursuant to those procedures will be required to pay the brokerage or other transaction costs of acquiring the subject securities. Prospective investors will be notified when they telephone the Fund whether their investment must be made in-kind or by such other procedure and, if in-kind, what securities must be tendered. The purchase price per share for such investors shall be the net asset value next determined after, as the case may be, (1) delivery of cash or securities to the Custodian Banks and/or (2) the assignment to the Portfolio by a prospective purchaser on trade date of the investor's right to delivery of securities as to which brokerage orders have been placed (but, as to which settlement is yet to occur) and delivery of cash in an amount necessary to pay for those securities on settlement date. The assets provided to the Portfolio pursuant to these procedures shall be valued consistent with the same valuation procedures used to calculate the Portfolio's net asset value. See "VALUATION OF SHARES." Such investors should contact the Fund at (1-800-231-8002) for further information.

ADDITIONAL INVESTMENTS

You may add to your shareholder account at any time and in any amount. Procedures are the same as those to be followed for a new account, in as much as it is very important to notify the Fund of your impending purchase by first calling the Fund (1-800-231-8002). Then you must be sure that your bank follows the same procedures as described above with respect to the wiring of Federal Funds to CoreStates Bank, N.A. Additional investments in The International Equity Portfolio are subject to the same procedures and requirements (including the in-kind or similar procedures) set forth above.

                              REDEMPTION OF SHARES

You may withdraw all or any portion of the amount in your account by redeeming shares at any time. The Fund will redeem shares of each Portfolio at its net asset value next determined after receipt of your redemption request in accordance with the following instructions. On days that the Fund, the NYSE and the Custodian Banks are open for business, the net asset value of the Fund's Portfolios are determined as of the close of regular trading of the NYSE (ordinarily, 4 p.m., Eastern time). See "VALUATION OF SHARES."

Shares of the Fund may be redeemed by mail, FAX message, or telephone. No charge is made for redemption. The proceeds of any redemption may be more or less than the purchase price of your shares depending on the market value of the investment securities held by the Portfolio. Shares of The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio may, under certain circumstances, be required to be redeemed in-kind in portfolio securities, as noted below.

BY MAIL OR FAX MESSAGE

Each Portfolio will redeem its shares at the net asset value next determined on the date the request is received in "good order." Your request should be addressed to:

                           Delaware Pooled Trust, Inc.
                           Attn:  Client Services
                           One Commerce Square
                           2005 Market Street
                           Philadelphia, PA 19103
                           FAX # 215-255-8864

"Good order" for purposes of mail or FAX message redemptions means that the request to redeem must include the following documentation:

a. A letter of instruction specifying the number of shares or dollar amount to be redeemed signed by the appropriate corporate or organizational officer(s) exactly as it appears on the Account Registration Form.

b. If you wish to change the name of the commercial bank or account designation to receive the redemption proceeds as provided in the Account Registration Form, then a separate written request must be submitted to the Fund at the above address and copies of this request sent to both the current commercial bank and the new designee bank. Prior to redemption, the Fund will telephonically confirm the change with both the current and the new designee banks. Further clarification of these procedures can be obtained by calling the Fund.

BY TELEPHONE

If you have previously elected the Telephone Redemption Option on the Account Registration Form, you can request a redemption of your shares by calling the Fund and requesting the redemption proceeds be wired to the commercial bank or account designation identified in the Account Registration Form. Shares cannot be redeemed by telephone if stock certificates are held for those shares or, in the case of The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio or The International Fixed Income Portfolio, in instances when the special in-kind redemption procedures are triggered, as described below. Please contact the Fund for further details. In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, your request may be made by mail or FAX message, pursuant to the procedures described above. It will be implemented at the net asset value next determined after it is received. Neither the Fund, the Portfolios nor the Fund's transfer agent, Delaware Service Company, Inc., is responsible for any losses incurred in acting upon written or telephone instructions for redemption or exchange of Portfolio shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will ensure that reasonable procedures are used to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or Delaware Service Company, Inc. may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

To change the name of the commercial bank or account designated to receive the redemption proceeds, a written request must be sent to the Fund at the address above. Requests to change the bank or account designation must be signed by the appropriate person(s) authorized to act on behalf of the shareholder.

The Fund's telephone redemption privileges and procedures may be modified or terminated by the Fund only upon written notice to the Fund's client shareholders.

REDEMPTIONS IN-KIND OR SIMILAR PROCEDURES (THE INTERNATIONAL EQUITY, THE LABOR SELECT INTERNATIONAL EQUITY, THE GLOBAL FIXED INCOME AND THE INTERNATIONAL FIXED INCOME PORTFOLIOS)

Institutions proposing to redeem an amount which, at the time they notify the Fund of their intention to redeem (as described below), would constitute 5% or more of the assets of The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio or The International Fixed Income Portfolio will, under normal circumstances, be required to accept their redemption proceeds in-kind in Portfolio securities, unless they elect another procedure which will have the same economic effect as an in-kind redemption. In either case, an investor that is required to redeem shares pursuant to this election must bear the brokerage or other transaction costs of selling the Portfolio securities representing the value of their redeemed shares. Any Portfolio securities delivered upon redemption will be valued as described in "VALUATION OF SHARES." Investors in these Portfolios should contact the Fund at (1-800-231-8002) for further information.

Eligible investors who have an existing investment counseling relationship with Delaware Investment Advisers or Delaware International will not be subject to the Fund's in-kind redemption requirements until such time as the Fund receives appropriate regulatory approvals to permit such redemptions for the account of such eligible investors.

IMPORTANT REDEMPTION INFORMATION

Because the Fund's shares are sold to institutions and high net-worth individuals investors with a relatively high investment minimum, Fund shareholders likely will hold a significant number of Fund shares. For this reason, the Fund requests that shareholders proposing to make a large redemption order give the Fund at least ten days advanced notice of any such order. This request can easily be satisfied by calling the Fund at (1-800-231-8002), and giving notification of your future intentions. Once a formal redemption order is received, the Fund, in the case of redemptions to be made in cash, normally will make payment for all shares redeemed under this procedure within three business days of receipt of the order. In no event, however, will payment be made more than seven days after receipt of a redemption request in good order. The Fund may suspend the right of redemption or postpone the date at times when the NYSE is closed, or under any emergency circumstances as determined by the Securities and Exchange Commission ("Commission").

With respect to The International Equity, The Labor Select International Equity, The Global Fixed Income and The International Fixed Income Portfolios, as noted above, or if the Fund otherwise determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of securities held by a Portfolio in lieu of cash in conformity with applicable rules of the Commission. Investors may incur brokerage charges on the sale of Portfolio securities so received in payment of redemptions.

Due to the relatively high cost of maintaining shareholder accounts, the Fund reserves the right to redeem shares in a Portfolio if the value of your holdings in that Portfolio is below $500,000. The Fund, however, will not redeem shares based solely upon market reductions in net asset value. If the Fund intends to take such action, a shareholder would be notified and given 90 days to make an additional investment before the redemption is processed.

                        ADDITIONAL INVESTMENT INFORMATION

U.S. GOVERNMENT SECURITIES

The U.S. government securities in which the various Portfolios may invest for temporary purposes and otherwise (see "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS"), include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities which have been established or sponsored by the U.S. government.

U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institutions in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under U.S. government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. government.

Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.

An instrumentality of a U.S. government agency is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Immediate Credit Banks and the Federal National Mortgage Association.


MORTGAGE-BACKED SECURITIES

The Real Estate Investment Trust, The Fixed Income, The Limited-Term Maturity and The Global Fixed Income Portfolios may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or by government sponsored corporations. Those securities include, but are not limited to, GNMA certificates. Such securities differ from other fixed-income securities in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. When prevailing interest rates rise, the value of a GNMA security may decrease as do other debt securities. When prevailing interest rates decline, however, the value of GNMA securities may not rise on a comparable basis with other debt securities because of the prepayment feature of GNMA securities. Additionally, if a GNMA certificate is purchased at a premium above its principal value because its fixed rate of interest exceeds the prevailing level of yields, the decline in price to par may result in a loss of the premium in the event of prepayment. Funds received from prepayments may be reinvested at the prevailing interest rates which may be lower than the rate of interest that had previously been earned.

The Portfolios also may invest in collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. To the extent any privately-issued CMOs or REMICs in which the Portfolios may invest are considered by the Commission to be investment companies, the Portfolios will limit their investments in such securities in a manner consistent with the provisions of the 1940 Act.

The mortgages backing these securities include conventional 30-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. These mortgages may be supported by various types of insurance, may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantees do not extend to the mortgage-backed securities' value, which is likely to vary inversely with fluctuations in interest rates. These certificates are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Portfolio may reinvest the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time. Moreover, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses.

Certain CMOs and REMICs may have variable or floating interest rates and others may be stripped. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which the Portfolios may invest.

Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "interest-only" class), while the other class will receive all of the principal (the "principal-only" class). The yield to maturity on an interest-only class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed and, accordingly, these securities are generally illiquid and to such extent, together with any other illiquid investments, will not exceed 10% of a Portfolio's net assets.

CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Each of the Portfolios may invest in such private-backed securities but, the Portfolios, other than The Fixed Income Portfolio, will do so (i) only if the securities are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) currently, only if they are rated at the time of purchase in the two highest grades by a nationally-recognized statistical rating agency.

The Fixed Income Portfolio may invest up to 20% of its total assets in CMOs and REMICs issued by private entities which are not collateralized by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, so-called non-agency mortgage-backed securities. Investments in these securities may be made only if the securities (i) are rated at the time of purchase in the four top rating categories by a nationally-recognized statistical rating organization (e.g., BBB or better by S&P or Baa or better by Moody's) and (ii) represent interests in whole-loan mortgages, multi-family mortgages, commercial mortgages and other mortgage collateral supported by a first mortgage lien on real estate. Non-agency mortgage-backed securities are subject to the interest rate and prepayment risks, described above, to which other CMOs and REMICs issued by private issuers are subject. Non-agency mortgage-backed securities may also be subject to a greater risk of loss of interest and principal because they are not collateralized by securities issued or guaranteed by the U.S. government. In addition, timely information concerning the loans underlying these securities may not be as readily available and the market for these securities may be less liquid than other CMOs and REMICs.


ASSET-BACKED SECURITIES

The Fixed Income and Limited-Term Maturity Portfolios may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future. All such securities must be rated in one of the four highest rating categories by a reputable credit rating agency (e.g., BBB by S&P or Baa by Moody's). Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued.

The rate of principal payment on asset-backed securities generally depends upon the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Due to the shorter maturity of the collateral backing such securities, there tends to be less of a risk of substantial prepayment than with mortgage-backed securities but the risk of such a prepayment does exist. See "MORTGAGE-BACKED SECURITIES," above. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately or in many cases, ever, established and other risks which may be peculiar to particular classes of collateral. For example, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.


SHORT-TERM INVESTMENTS

The short-term investments in which The Defensive Equity, The Aggressive Growth, The International Equity, The Defensive Equity Small/Mid-Cap, The Labor Select International Equity, The Real Estate Investment Trust, The Global Fixed Income, The International Fixed Income and The High-Yield Bond Portfolios may invest consistent with the limits recited above (see "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS") are:

(1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a U.S. commercial bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by a Portfolio, and time deposits maturing from two business days through seven calendar days will not exceed 10% of the total assets of a Portfolio, in the case of The Defensive Equity, The Aggressive Growth, The International Equity, The Global Fixed Income and The International Fixed Income Portfolios, and 15% of the total assets of a Portfolio, in the case of The Defensive Equity Small/Mid-Cap, The Real Estate Investment Trust and The High-Yield Bond Portfolios. Certificates of deposit are negotiable short-term obligations issued by commercial banks against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

A Portfolio will not invest in any security issued by a commercial bank unless
(i) the bank has total assets of at least $1 billion or, in the case of a bank which does not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) it is a member of the Federal Deposit Insurance Corporation, and (iii) the bank or its securities have received the highest quality rating by a nationally-recognized statistical rating organization;

(2) Commercial paper with the highest quality rating by a nationally-recognized statistical rating organization (e.g., A-1 by S&P or Prime-1 by Moody's) or, if not so rated, of comparable quality as determined by a Portfolio's investment adviser;

(3) Short-term corporate obligations with the highest quality rating by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if not so rated, of comparable quality as determined by a Portfolio's investment adviser;

(4) U.S. government securities (see "U.S. GOVERNMENT SECURITIES"); and

(5) Repurchase agreements collateralized by securities listed above.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

Each Portfolio of the Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. Each Portfolio will maintain with its Custodian Bank a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time a Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of the Portfolios not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.


REPURCHASE AGREEMENTS

Each Portfolio may enter into repurchase agreements with brokers, dealers or banks deemed to be creditworthy by a Portfolio's investment adviser under guidelines of the Fund's directors. In a repurchase agreement, a Portfolio buys securities from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. Not more than 10% of a Portfolio's assets may be invested in repurchase agreements having a maturity in excess of seven days in the case of The Defensive Equity, The Aggressive Growth, The International Equity, The Global Fixed

Income and The International Fixed Income Portfolios, and 15% of the total assets of a Portfolio, in the case of The Defensive Equity Small/Mid-Cap, The Labor Select International Equity, The Real Estate Investment Trust and The High-Yield Bond Portfolios. Repurchase agreements may be viewed as a fully collateralized loan of money by a Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, a Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, a Portfolio's realization upon the collateral may be delayed or limited. Each Portfolio may invest cash balances in a joint repurchase agreement in accordance with an Order the Delaware Group has obtained from the Commission under Section 17(d) of the 1940 Act.


SECURITIES LENDING ACTIVITIES

Each Portfolio may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

The major risk to which a Portfolio would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, a Portfolio will only enter into loan arrangements after a review of all pertinent facts by the investment adviser, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the investment adviser.


BORROWING FROM BANKS

Each Portfolio may borrow money as a temporary measure or to facilitate redemptions. No Portfolio has the intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, consistent with Commission rules, immediately after any borrowing is in an amount which exceeds 5% of its net assets, there must be asset coverage of at least 300%. In the event the asset coverage declines below 300%, a Portfolio would take steps to reduce the amount of its borrowings so that asset coverage would equal at least 300%. Securities will not be purchased while a Portfolio has an outstanding borrowing.

FOREIGN INVESTMENT INFORMATION

The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio (and The Real Estate Investment Trust and The High-Yield Bond Portfolios, up to 10% of their total assets) will invest in securities of foreign issuers and may hold foreign currency. Investments in obligations of foreign issuers involve somewhat different investment risks than those affecting obligations of United States issuers. There is limited publicly available information with respect to foreign issuers, and foreign issuers are not subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. There is also less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States and it is more difficult to enforce legal rights outside of the U.S. Many foreign securities markets have substantially less volume than U.S. national securities exchanges, and securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Settlement practices of certain foreign countries may include delays and may otherwise differ from those customary in U.S. markets. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. It is also expected that the expenses for custodial arrangements of The International Equity, The Labor Select International Equity, The Real Estate Investment Trust, The Global Fixed Income, The International Fixed Income and The High-Yield Bond Portfolios' foreign securities will be somewhat greater than the expenses for the custodial arrangements for U.S. securities of equal value. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income a Portfolio receives from the companies comprising the Portfolio's investments. See "TAXES." Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls. Also, because a Portfolio may hold foreign currency and because stocks of foreign companies are normally denominated in foreign currencies, the Portfolio may be affected favorably or unfavorably by changes in currency rates and exchange control regulations, and may incur costs in connection with conversions between various currencies. See "FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS," below.


The risks noted above often are heightened for investments in emerging or developing countries. Compared to the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Further, investments by foreign investors are subject to a variety of restrictions in many emerging or developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the type of companies in which foreigners may invest. Additional restrictions may be imposed at any time by these or other countries in which a Portfolio invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. Although these restrictions may in the future make it undesirable to invest in emerging or developing countries, the Portfolios' investment advisers do not believe that any current repatriation restrictions would affect their decision to invest in such countries.


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

As noted above, the foreign investments made by The International Equity, The Labor Select International Equity, The Real Estate Investment Trust, The Global Fixed Income and The International Fixed Income Portfolios present currency considerations which pose special risks. The investment advisers use a purchasing power parity approach to evaluate currency risk. A purchasing power parity approach attempts to identify the amount of goods and services that a dollar will buy in the United States and compares that to the amount of a foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less abroad, the foreign currency may be considered to be overvalued. When the dollar buys more abroad, the foreign currency may be considered to be undervalued. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States.


Although The International Equity Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. A Portfolio will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Portfolio transactions and to minimize currency value fluctuations. A Portfolio may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A Portfolio will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.


A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract.

A Portfolio may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, a Portfolio will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

For example, when the investment adviser believes that the currency of a particular foreign country may suffer a significant decline against the U.S. dollar or against another currency, a Portfolio may enter into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. A Portfolio will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency.

The Portfolios may enter into forward contracts to hedge the currency risk associated with the purchase of individual securities denominated in particular currencies. In the alternative, the Portfolios may also engage in currency "cross hedging" when, in the opinion of the investment advisers, as appropriate, the historical relationship among foreign currencies suggests that the Portfolios may achieve the same protection for a foreign security at reduced cost and/or administrative burden through the use of a forward contract relating to a currency other than the U.S. dollar or the foreign currency in which the security is denominated.

At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Portfolio may realize gain or loss from currency transactions.

With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

It is impossible to forecast the market value of Portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of a Portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.


HIGH-YIELD, HIGH RISK SECURITIES


The International Fixed Income Portfolio and The Global Fixed Income Portfolio may each invest up to 5% of its assets in high risk, high-yield fixed-income securities of foreign governments, including so-called Brady Bonds. These securities are rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by the investment adviser to have characteristics similar to such rated securities. In addition, The High-Yield Bond Portfolio invests primarily in securities rated B- or higher by S&P or B3 or higher by Moody's or, if unrated, judged to be of comparable quality by the investment adviser. See "APPENDIX A-- RATINGS" to this Prospectus for more rating information. The discussion in this section supplements the description of the risks of high-yield securities found earlier in this Prospectus in "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS - THE HIGH-YIELD BOND PORTFOLIO," and investors should refer to that Section for a further discussion of the risks of high-yield bonds.


Fixed-income securities of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk. In the past, the high-yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Portfolios' investment advisers intend to maintain an adequately diversified portfolio of these bonds. While diversification can help to reduce the effect of an individual default on the Portfolios, there can be no assurance that diversification will protect the Portfolios from widespread bond defaults brought about by a sustained economic downturn.

Medium and low-grade bonds held by the Portfolios may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events.

Also, these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

The economy and interest rates may affect these high-yield, high risk securities differently from other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect the Portfolios' net asset value per share.

The International Fixed Income and The Global Fixed Income Portfolios also have the ability to invest in Brady Bonds issued pursuant to the Brady Plan. Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund. The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for new issued bonds ("Brady Bonds"). The investment advisers believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. Investors, however, should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. In addition, Brady Bonds have been issued only recently and, accordingly, do not have a long payment history. See "FOREIGN INVESTMENT INFORMATION," above.


FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

In order to remain fully invested, to facilitate investments in equity securities and to reduce transaction costs, The Aggressive Growth Portfolio and The Real Estate Investment Trust Portfolio may, to a limited extent, enter into futures contracts, purchase or sell options on futures contracts and engage in certain transactions in options on securities, and may enter into closing transactions with respect to such activities. The Portfolios will only enter into these transactions for hedging purposes if it is consistent with the Portfolios' investment objectives and policies and the Portfolios will not engage in such transactions to the extent that obligations relating to futures contracts, options on futures contracts and options on securities (see "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS--OPTIONS ON SECURITIES"), in the aggregate, exceed 25% of the Portfolios' assets.

Additionally, The International Fixed Income Portfolio may enter into futures contracts, purchase or sell options on futures contracts, and trade in options on foreign currencies, and may enter into closing transactions with respect to such activities. The Portfolios will enter into such transactions to hedge or "cross hedge" the currency risks associated with its investments, as described under "FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS," above.

The Aggressive Growth Portfolio and The Real Estate Investment Trust Portfolio may enter into contracts for the purchase or sale for future delivery of securities. When a futures contract is sold, the Portfolios incur a contractual obligation to deliver the securities underlying the contract at a specified price on a specified date during a specified future month. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Portfolio of the securities called for by the contract at a specified price during a specified future month. Because futures contracts require only a small initial margin deposit, the Portfolios would then be able to keep a cash reserve applicable to meet potential redemptions while at the same time being effectively fully invested.

Foreign currency futures contracts operate similarly to futures contracts concerning securities. When The International Fixed Income Portfolio sells a futures contract on a foreign currency, it is obligated to deliver that foreign currency at a specified future date. Similarly, a purchase by the Portfolio gives it a contractual right to receive a foreign currency. This enables the Portfolio to "lock in" exchange rates.

The Portfolios may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. The Portfolios will not enter into futures contracts and options thereon to the extent that more than 5% of a Portfolio's assets are required as futures contract margin deposits and premiums on options and only to the extent that obligations under such futures contracts and options thereon would not exceed 20% of the Portfolio's total assets.

To the extent that interest or exchange rates move in an unexpected direction, the Portfolio may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that a Portfolio purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market would prevent the Portfolio from closing out its positions relating to futures.


OPTIONS

OPTIONS ON SECURITIES

The Aggressive Growth Portfolio and The Real Estate Investment Trust Portfolio may write covered call options on U.S. securities, purchase call options on such securities and enter into closing transactions related thereto. A Portfolio may also purchase put options on U.S. securities, may write secured put options on such securities and enter into closing transactions related thereto.

A covered call option obligates the writer, in return for the premium received, to sell one of its securities to the purchaser of the option for an agreed price up to an agreed date. The advantage is that the writer receives premium income and the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy. A Portfolio will only purchase call options to the extent that premiums paid on all outstanding call options do not exceed 2% of the Portfolio's total assets.

A put option obligates the writer, in return for the premium received, to buy the security underlying the option at the exercise price during the option period, and the purchaser of the option has the right to sell the security to the writer. Each Portfolio will only write put options on a secured basis which means that the Portfolio will maintain, in a segregated account with its Custodian Bank, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. A Portfolio will only purchase put options if the Portfolio owns the security covered by the put option at the time of purchase and to the extent that the premiums on all outstanding put options do not exceed 2% of the Portfolio's total assets. The advantage is that the writer receives premium income while the purchaser can be protected should the market value of the security decline.

Closing transactions essentially let the Portfolios offset put options or call options prior to exercise or expiration. If a Portfolio cannot effect closing transactions, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

The Portfolios may use both exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. The Aggressive Growth Portfolio will only invest in such options to the extent consistent with its 10% limit on investments in illiquid securities, and The Real Estate Investment Trust Portfolio will only invest in such options to the extent consistent with its 15% limit on investments in illiquid securities.

With respect to writing covered call options, the Portfolios may lose the potential market appreciation of the securities subject to the option, if the investment adviser's judgment is wrong and the price of the security moves in the opposite direction from what was anticipated. In purchasing put and call options, the premium paid by a Portfolio plus any transaction costs will reduce any benefit realized by the Portfolio upon exercise of the option. When writing put options, the Portfolios may be required, when the put is exercised, to purchase securities at higher prices than current market prices.


OPTIONS ON FOREIGN CURRENCIES

The International Fixed Income Portfolio may purchase call options and write covered call options on foreign currencies and enter into related closing transactions. The Portfolio may also purchase put options and write secured put options on foreign currencies and enter into related closing transactions. The Portfolio will enter into such transactions to hedge or "cross hedge" the currency risks associated with its investments, as described under "FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS," above.

Options on foreign currencies operate similarly to options on securities. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of a rate movement adverse to the Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus any related transaction costs. As in the case of other types of options, the writing of an option on a foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses.

The Portfolio will write call options only if they are "covered" and put options only if they are secured. A call written by the Portfolio will be considered covered if the Portfolio owns short-term debt securities with a value equal to the face amount of the option contract and denominated in the currency upon which the call is written. A put option written by the Portfolio will be considered secured if, so long as the Portfolio is obligated as the writer of the put, it segregates with its Custodian Bank cash or liquid high grade debt securities equal at all times to the aggregate exercise price of the put.


RISKS OF TRANSACTIONS IN OPTIONS, FUTURES AND FORWARD CONTRACTS

The use of futures contracts, options on futures contracts, forward contracts and certain options for hedging and other non-speculative purposes as described above involves certain risks. For example, a lack of correlation between price changes of an option or futures contract and the assets being hedged could render a Portfolio's hedging strategy unsuccessful and could result in losses. The same results could occur if movements of foreign currencies do not correlate as expected by the investment adviser at a time when a Portfolio is using a hedging instrument denominated in one foreign currency to protect the value of a security denominated in a second foreign currency against changes caused by fluctuations in the exchange rate for the dollar and the second currency. If the direction of securities prices, interest rates or foreign currency prices is incorrectly predicted, the Portfolio will be in a worse position than if such transactions had not been entered into. In addition, since there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, a Portfolio may be required to maintain a position (and in the case of written options may be required to continue to hold the securities used as cover) until exercise or expiration, which could result in losses. Further, options and futures contracts on foreign currencies, and forward contracts, entail particular risks related to conditions affecting the underlying currency. Over-the-counter transactions in options and forward contracts also involve risks arising from the lack of an organized exchange trading environment.


RESTRICTED/ILLIQUID SECURITIES

Each Portfolio may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 ("1933 Act"). Rule 144A exempts many privately placed and legally restricted securities from the registration requirements of the 1933 Act and permits such securities to be freely traded among certain institutional buyers such as the Portfolios.


Each Portfolio, other than The Defensive Equity Small/Mid-Cap, The Labor Select International Equity, The Real Estate Investment Trust, The High-Yield Bond and The International Fixed Income Portfolios, may invest no more than 10% of the value of its net assets in illiquid securities. The Defensive Equity Small/Mid-Cap, The Labor Select International Equity, The Real Estate Investment Trust, The High-Yield

Bond and The International Fixed Income Portfolios may each invest no more than 15% of the value of its net assets in illiquid securities. Illiquid securities, for purposes of this policy, include repurchase agreements maturing in more than seven days.

While maintaining oversight, the Board of Directors has delegated to each Portfolio's investment adviser the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of a Portfolio's limitation on investments in illiquid assets. The Board has instructed each Portfolio's investment adviser to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

If an investment adviser determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Portfolio's holdings of illiquid securities exceed the Portfolio's 10% or 15% limit, as applicable, on investment in such securities, the investment adviser will determine what action shall be taken to ensure that the Portfolio continues to adhere to such limitation.


CONVERTIBLE, DEBT AND NON-TRADITIONAL EQUITY SECURITIES


A portion of The Defensive Equity Small/Mid-Cap and The High-Yield Bond Portfolios' assets may be invested in convertible and debt securities of issuers in any industry, and The Real Estate Investment Trust Portfolio's assets may be invested in convertible securities of issuers in the real estate industry. A convertible security is a security which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible and debt securities are senior to common stocks in a corporation's capital structure, although convertible securities are usually subordinated to similar nonconvertible securities. Convertible and debt securities provide a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. Just as with debt securities, convertible securities tend to increase in market value when interest rates decline and tend to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. Convertible and debt securities acquired by The Defensive Equity Small/Mid-Cap, The Real Estate Investment Trust and The High-Yield Bond Portfolios may be rated below investment grade, or unrated. These lower rated convertible and debt securities are subject to credit risk considerations substantially similar to such considerations affecting high risk, high-yield bonds, commonly referred to as "junk bonds." See "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS--THE HIGH-YIELD BOND PORTFOLIO" and "HIGH-YIELD, HIGH RISK SECURITIES" for a further discussion of these types of investments.

The Defensive Equity Small/Mid-Cap, The Real Estate Investment Trust and The High-Yield Bond Portfolios may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor, such as a Portfolio, with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.


The Defensive Equity Small/Mid-Cap, The Real Estate Investment Trust and The High-Yield Bond Portfolios may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.


REITS

The Real Estate Investment Trust Portfolio's investment in REITs presents certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on management skills, are not diversified, and are subject to the risks of financing projects. REITs whose underlying assets include long-term health care properties, such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry.


REITs (especially mortgage REITs) are also subject to interest rate risks - when interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than other securities.


AMERICAN DEPOSITARY RECEIPTS


The Defensive Equity, The International Equity, The Defensive Equity Small/Mid-Cap, The Real Estate Investment Trust, The Global Fixed Income and The International Fixed Income Portfolios may invest in sponsored and unsponsored American Depositary Receipts ("ADRs") that are actively traded in the United States. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a Depositary, and "unsponsored" ADRs are issued without the participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the Depositary of an unsponsored ADR facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR.

                             INVESTMENT LIMITATIONS


Each Portfolio's investment objectives, their designation as a diversified portfolio or, in the case of The Real Estate Investment Trust, The Global Fixed Income and The International Fixed Income Portfolios, as non-diversified portfolios, and their policies concerning portfolio lending, borrowing from a bank and concentration of investments in specific industries may not be changed unless authorized by the vote of a majority of a Portfolio's outstanding voting securities. A "majority vote of the outstanding voting securities" is the vote by the holders of the lesser of a) 67% or more of a Portfolio's voting securities present in person or represented by proxy; or b) more than 50% of the outstanding voting securities. The Statement of Additional Information lists other more specific investment restrictions of each Portfolio which may not be changed without a majority shareholder vote.


Except as specified above and under the heading "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS" in this Prospectus and as described under "INVESTMENT POLICIES, PORTFOLIO TECHNIQUES AND RISK CONSIDERATIONS" in the Statement of Additional Information, the foregoing investment policies are not fundamental and the directors may change such policies without an affirmative vote of a "majority of the Fund's outstanding voting securities," as defined in the 1940 Act.

                             MANAGEMENT OF THE FUND

DIRECTORS

The business and affairs of the Fund and its Portfolios are managed under the direction of the Fund's Board of Directors. See "FUND OFFICERS AND PORTFOLIO MANAGERS" in the Prospectus Summary and the Fund's Statement of Additional Information for additional information about the Fund's officers and directors.

INVESTMENT ADVISERS


Delaware Investment Advisers, a division of Delaware Management Company, Inc. ("Delaware"), furnishes investment advisory services to The Defensive Equity, The Aggressive Growth, The Defensive Equity Small/Mid-Cap, The Real Estate Investment Trust, The Fixed Income, The Limited-Term Maturity and The High-Yield Bond Portfolios. Lincoln Investment Management, Inc. ("Lincoln"), a wholly owned subsidiary of Lincoln National Corporation, acts as sub-adviser to Delaware with respect to The Real Estate Investment Portfolio. In its capacity as sub-adviser, Lincoln furnishes Delaware with investment recommendations, asset allocation advice, research, economic analysis and other investment services with respect to the securities in which The Real Estate Investment Trust Portfolio may invest. Delaware and its predecessors have been managing the funds in the Delaware Group since 1938. On October 31, 1996, Delaware and its affiliates within the Delaware Group, including Delaware International, were supervising in the aggregate more than $30 billion in assets in various institutional or separately managed (approximately $19,214,690,000) and investment company (approximately $11,539,873,000) accounts. Lincoln (formerly named Lincoln National Investment Management Company) was incorporated in 1930. Lincoln's primary activity is institutional fixed-income investment management and consulting. Such activity includes fixed-income portfolios, private placements, real estate debt and equity, and asset/liability management. As of October 31, 1996, Lincoln had over $39 billion in assets under management. Lincoln provides investment management services to Lincoln National Corporation, its principal subsidiaries and affiliated registered investment companies, and acts as investment adviser to other unaffiliated clients.


Delaware International Advisers Ltd. ("Delaware International") furnishes investment advisory services to The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio. Several of the principals of Delaware International were previously associated with a registered investment adviser which managed the assets of a registered investment company. Delaware International commenced operations as a registered investment adviser in December 1990.


Delaware has entered into Investment Advisory Agreements with the Fund on behalf of The Defensive Equity, The Aggressive Growth, The Defensive Equity Small/Mid-Cap, The Real Estate Investment Trust, The Fixed Income, The Limited-Term Maturity and The High-Yield Bond Portfolios. Delaware has also entered into a Sub-Advisory Agreement with Lincoln with respect to The Real Estate Investment Trust Portfolio. Delaware International has entered into Investment Advisory Agreements with the Fund on behalf of The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio. Under these Agreements, Delaware and Delaware International, subject to the control and supervision of the Fund's Board of Directors and in conformance with the stated investment objectives and policies of the Portfolios with which they have an agreement, manage the investment and reinvestment of the assets of the Portfolios with which they have agreements. In this regard, it is their responsibility to make investment decisions for the respective Portfolios.

As compensation for the services to be rendered under their advisory agreements, Delaware or, as relevant, Delaware International is entitled to an advisory fee calculated by applying a quarterly rate, based on the following annual percentage rates, to the Portfolio's average daily net assets for the quarter:

                         PORTFOLIO                               RATE

              The Defensive Equity Portfolio                     0.55%
              The Aggressive Growth Portfolio                    0.80%
              The International Equity Portfolio                 0.75%
              The Defensive Equity Small/Mid-Cap Portfolio       0.65%
              The Labor Select International Equity Portfolio    0.75%
              The Real Estate Investment Trust Portfolio         0.75%*
              The Fixed Income Portfolio                         0.40%
              The Limited-Term Maturity Portfolio                0.30%
              The Global Fixed Income Portfolio                  0.50%
              The International Fixed Income Portfolio           0.50%
              The High-Yield Bond Portfolio                      0.45%


* Lincoln receives 30% of the advisory fee paid to Delaware for acting as sub-adviser to Delaware with respect to The Real Estate Investment Trust Portfolio.


As noted in "FUND EXPENSES," Delaware or, as relevant, Delaware International elected voluntarily to waive that portion, if any, of its investment advisory fees and to reimburse a Portfolio's expenses to the extent necessary to ensure that a Portfolio's expenses (investment advisory fees, plus certain other noted expenses) do not exceed, on an annualized basis, the amounts noted in that section of this Prospectus through April 30, 1997. In addition, out of the investment advisory fees to which they are otherwise entitled, Delaware and Delaware International pay their proportionate share of the fees paid to unaffiliated directors by the Fund, except that Delaware will make no such payments out of the fees it receives for managing The Defensive Equity Small/Mid-Cap, The Real Estate Investment Trust and The High-Yield Bond Portfolios, and Delaware International will make no such payments out of the fees it receives for managing The Labor Select International Equity and The International Fixed Income Portfolios. With respect to The Defensive Equity, The Aggressive Growth, The Global Fixed Income, The Fixed Income, The Labor Select International Equity and The Real Estate Investment Trust Portfolios, the investment management fees earned were 0.55%, 0.79%, 0.50%, 0.38% (annualized), 0.75% (annualized) and 0.75% (annualized), respectively, of average daily net assets for the fiscal year ended October 31, 1996. After considering the waiver of fees by the respective investment adviser, as described above, the fees paid by The Defensive Equity, The Aggressive Growth, The Global Fixed Income, The Labor Select International Equity and The Real Estate Investment Trust Portfolios amounted to 0.52%, 0.69%, 0.43%, 0.32% (annualized), and
0.56% (annualized), respectively, of average daily net assets. No fees were paid by The Fixed Income Portfolio.

For the fiscal year ended October 31, 1996, the investment management fee paid by The International Equity Portfolio amounted to 0.75% of average daily net assets. The advisory fees payable by The Aggressive Growth, The International Equity, The Labor Select International Equity and The Real Estate Investment Trust Portfolios, while higher than the advisory fees paid by other mutual funds in general, are comparable to fees paid by other mutual funds with similar objectives and policies to the Portfolios.


Delaware is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH, Delaware and Delaware International are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln Investment Management, Inc. ("Lincoln"), the sub-adviser to Delaware with respect to The Real Estate Investment Trust Portfolio, is a wholly owned subsidiary of Lincoln National. Delaware, Delaware International and Lincoln may be deemed to be affiliated persons under the 1940 Act, as the three companies are each under the ultimate control of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, new Investment Management Agreements between the Fund on behalf of The Defensive Equity Portfolio, The Aggressive Growth Portfolio, The Fixed Income Portfolio and The Limited-Term Maturity Portfolio and Delaware, and new Investment Management Agreements between the Fund on behalf of The International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio and Delaware International were executed following shareholder approval. Delaware's address is One Commerce Square, 2005 Market Street, Philadelphia, PA 19103. Delaware International's address is Veritas House, 125 Finsbury Pavement, London, England EC2A INQ. Lincoln's address is 200 E. Berry Street, Fort Wayne, IN 46802.

ADMINISTRATOR


Delaware Service Company, Inc., an affiliate of Delaware and an indirect, wholly owned subsidiary of DMH, provides the Fund with administrative services pursuant to the Amended and Restated Shareholders Services Agreement with the Fund on behalf of the Portfolios. The services provided under the Amended and Restated Shareholders Services Agreement are subject to the supervision of the officers and directors of the Fund, and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its Custodian Banks, and assistance in the preparation of the Fund's registration statements under Federal and State laws. The Amended and Restated Shareholders Services Agreement also provides that Delaware Service Company, Inc. will provide the Fund with dividend disbursing and transfer agent services. Delaware Service Company, Inc. is located at 1818 Market Street, Philadelphia, PA 19103. For its services under the Amended and Restated Shareholders Services Agreement, the Fund pays Delaware Service Company, Inc. an annual fixed fee, payable monthly, and allocated among the Portfolios of the Fund based on the relative percentage of assets of each Portfolio. Delaware Service Company, Inc. also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement.

DISTRIBUTOR

Delaware Distributors, L.P. ("DDLP"), 1818 Market Street, Philadelphia, PA 19103, serves as the exclusive Distributor of the shares of the Fund's Portfolios. Under its Distribution Agreements with the Fund on behalf of each Portfolio, DDLP sells shares of the Fund upon the terms and at the current offering price described in this Prospectus. DDLP is not obligated to sell any certain number of shares of the Fund. DDLP is an indirect, wholly owned subsidiary of DMH.

EXPENSES


Each Portfolio is responsible for payment of certain other fees and expenses (including legal fees, accountants' fees, custodial fees and printing and mailing costs) specified in the Amended and Restated Shareholders Services Agreement and each of the respective Distribution Agreements. The ratios of expenses to average daily net assets for The Defensive Equity, The Aggressive Growth, The Global Fixed Income, The Labor Select International Equity and The Real Estate Investment Trust Portfolios were 0.67%, 0.90%, 0.60%, 0.92% (annualized) and 0.89% (annualized), respectively, for the fiscal year ended October 31, 1996. These ratios reflect the waiver of fees by the respective investment adviser, as described above. The ratio of expenses to average daily net assets for The International Equity Portfolio was 0.89% for the fiscal year ended October 31, 1996. The ratio of expenses to average daily net assets for The Fixed Income Portfolio is expected to equal 0.53% on an annual basis.

                              SHAREHOLDER SERVICES


SPECIAL REPORTS AND OTHER SERVICES


The Fund provides client shareholders with annual audited financial reports and unaudited semi-annual financial reports. In addition, the investment advisers' dedicated service staff may also provide client shareholders a detailed monthly appraisal of the status of their account and a complete review of portfolio assets, performance results and other pertinent data. Finally, the investment advisers expect to conduct personal reviews no less than annually with each client shareholder, with interim telephone updates and other communication, as appropriate. The Fund's dedicated telephone number (1-800-231-8002) is available for shareholder inquiries during normal business hours. The net asset values for the Portfolios are also available by using the above "800" telephone number.


EXCHANGE PRIVILEGE


Each Portfolio's shares may be exchanged for shares of the Fund's other Portfolios or the institutional class shares of the other funds in the Delaware Group based on the respective net asset values of the shares involved and as long as a Portfolio's minimum is satisfied. There are no minimum purchase requirements for the institutional class shares of the other Delaware Group funds, but certain eligibility requirements must be satisfied. Exchange requests should be sent to Delaware Pooled Trust, Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103, Attn: Client Services. Such an exchange would be considered a taxable event in instances where an institutional shareholder is subject to tax. The exchange privilege is only available with respect to Portfolios that are registered for sale in a shareholder's state of residence. The Fund reserves the right to suspend or terminate, or amend the terms of, the exchange privilege upon 60 days' written notice to client shareholders.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


The Fund maintains the following dividend and capital gains policies for its 11 Portfolios.

The Fixed Income, The Limited-Term Maturity and The International Fixed Income Portfolios expect to declare dividends daily and distribute them monthly. The High-Yield Bond and The Global Fixed Income Portfolios expect to declare dividends monthly and distribute them monthly. The Defensive Equity Small/Mid-Cap, The Defensive Equity, The International Equity and The Labor Select International Equity Portfolios expect to declare and distribute all of their net investment income to shareholders as dividends quarterly. The Aggressive Growth and The Real Estate Investment Trust Portfolios expect to declare and distribute all of their net investment income to shareholders as dividends annually.


Net capital gains, if any, will be distributed annually. Unless a shareholder elects to receive dividends and capital gains distributions in cash, all dividends and capital gains distributions shall be automatically paid in additional shares at net asset value of the Portfolio.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, each Portfolio may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Portfolio and received by shareholders on the earlier of the date paid or December 31 of the prior year.

                                      TAXES

GENERAL

Each Portfolio within the Fund has qualified or intends to qualify, and each intends to continue to qualify, as a regulated investment company under the Internal Revenue Code (the "Code"). As such, a Portfolio will not be subject to federal income or excise tax to the extent its earnings are distributed to its shareholders as provided in the Code.


Each Portfolio intends to distribute substantially all of its net investment income and net capital gains. Dividends from net investment income or net short-term capital gains will be taxable to you as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends paid by the Equity Oriented Portfolios, with the exception of The International Equity and The Labor Select International Equity Portfolios, from net investment income will generally qualify, in part, for the intercorporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by a Portfolio from domestic (U.S.) sources. Of the dividends paid by The Defensive Equity, The Aggressive Growth and The Real Estate Investment Trust Portfolios for the fiscal year ended October 31, 1996, 55%, 5% and 44%, respectively, were eligible for this deduction.

Distributions paid by a Portfolio from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in a Portfolio. The Portfolios do not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Portfolio management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.


The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two portfolios of a mutual fund). Any loss incurred on the sale or exchange of the shares of a Portfolio, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

Each year, the Fund will mail to you information on the amount and tax status of each Portfolio's dividends and distributions. Shareholders should consult their own tax advisers regarding specific questions as to federal, state, local or foreign taxes.

The Fund is required to withhold 31% of taxable dividends capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Account Registration Form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

THE INTERNATIONAL EQUITY PORTFOLIO, THE LABOR SELECT INTERNATIONAL EQUITY PORTFOLIO, THE GLOBAL FIXED INCOME PORTFOLIO AND THE INTERNATIONAL FIXED INCOME PORTFOLIO - FOREIGN TAXES

Each of The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio may elect to "pass-through" to its shareholders the amount of foreign income taxes paid by such Portfolio. A Portfolio will make such an election only if it deems it to be in the best interests of its shareholders.


If this election is made, shareholders of a Portfolio will be required to include in their gross income their pro-rata share of foreign taxes paid by the Portfolio. However, shareholders will be able to treat their pro-rata share of foreign taxes as either an itemized deduction or a foreign tax credit (but not both) against U.S. income taxes on their tax return.

The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund. Additional information on tax matters is included in the Statement of Additional Information.


VALUATION OF SHARES

The net asset value per share of each Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the Portfolio. Net asset value per share is determined as of the close of regular trading on the NYSE on each day the NYSE is open for business. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at a price that is considered to best represent fair value within a range not in excess of the current asked price nor less than the current bid prices. Domestic equity securities traded over-the-counter, domestic equity securities which are not traded on the valuation date and U.S. government securities are priced at the mean of the bid and ask price.

Bonds and other fixed-income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. In addition, bonds and other fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recent quoted mean price, or, when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted mean price will be used. Securities with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

Exchange-traded options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and ask prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value using methods determined by the Fund's Board of Directors.


The securities in which The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio (and, to a limited extent, The Real Estate Investment Trust Portfolio and The High-Yield Bond Portfolio) may invest from time to time may be listed primarily on foreign exchanges which trade on days when the NYSE is closed (such as Saturday). As a result, the net asset value of those Portfolios may be significantly affected by such trading on days when shareholders have no access to the Portfolios.


For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and ask price of such currencies against the U.S. dollar as provided by an independent pricing service or any major bank, including the Custodian Banks. Forward foreign currency contracts are valued at the mean price of the contracts. Interpolated values will be derived when the settlement date of the contract is on an interim period for which quotations are not available.


PORTFOLIO TRANSACTIONS

In purchasing and selling securities for each of the Portfolios, the Fund (and, in the case of The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio, the investment adviser) uses its best efforts to obtain the best available price and most favorable execution and may, where relevant, pay higher commissions in recognition of brokerage services which in the opinion of the Fund's trading department (and, in the case of The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio, the investment adviser) are necessary and in the best interest of the Fund's shareholders. In selecting broker/dealers to execute the securities transactions for the Portfolios, consideration will be given to such factors as the price of the security, the rate of any commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker/dealers, and any brokerage and research services which they provide to the Fund. These services may be used by the investment advisers in servicing any of their other accounts. Some securities considered for investment by each of the Fund's Portfolios may also be appropriate for other clients served by the investment advisers. If a purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these other clients served by the investment advisers is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable. Although there is no specified formula for allocating such transactions, the various allocation methods used and the results of such allocations are subject to periodic review by the Fund's directors.

Subject to best price and execution, Portfolio orders may be placed with qualified broker/dealers who recommend the Fund's Portfolios or who act as agents in the purchase of shares of the Portfolios for their clients. The portfolio turnover rates for the past two fiscal years were as follows:

                                                   OCTOBER 31, 1996    OCTOBER 31, 1995
The Defensive Equity Portfolio                             74%                 88%
The Aggressive Growth Portfolio                            95%                 64%
The International Equity Portfolio                          8%                 20%
The Labor Select International Equity Portfolio             7%*                N/A
The Real Estate Investment Trust Portfolio                109%*                N/A
The Fixed Income Portfolio                                232%*                N/A
The Global Fixed Income Portfolio                          63%                 77%

*Annualized.

                             PERFORMANCE INFORMATION

From time to time, the Portfolios may quote yield in advertising and other types of sales literature. The current yield for each of these Portfolios will be calculated by dividing the annualized net investment income earned by each of the Portfolios during a recent 30-day period by the offering price per share (net asset value) on the last day of the period. The yield information provides for semi-annual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. Each Portfolio also may quote total return performance in advertising and other types of literature. Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value at the beginning of the specific period. Each presentation will include, as relevant, the average annual total return for one-, five- and ten-year periods. Each Portfolio may also advertise aggregate and average total return information over additional periods of time.

Yield and net asset value fluctuate and are not guaranteed. Past performance is not an indication of future results.


GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK


The Fund was organized as a Maryland corporation on May 30, 1991. The Articles of Incorporation permit the Fund to issue one billion shares of common stock with $.01 par value and fifty million shares have been allocated to each Portfolio. The Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes.


The shares of each Portfolio, when issued, will be fully paid, non-assessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to the conversion, exchange, dividends, retirement or other features and have no preemptive rights. The shares of each Portfolio have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so. Shares of each Portfolio entitled to vote on a matter will vote in the aggregate and not by Portfolio, except when the matter to be voted upon affects only the interests of shareholders of a particular Portfolio or when otherwise expressly required by law. The Fund does not issue certificates for shares unless a shareholder submits a specific request. Under Maryland law, the Fund is not required, and does not intend, to hold annual meetings of its shareholders unless, under certain circumstances, it is required to do so under the 1940 Act.


CUSTODIAN BANKS


The Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245 serves as custodian for The Global Fixed Income, The International Equity, The Labor Select International Equity, The Real Estate Investment Trust, The High-Yield Bond and The International Fixed Income Portfolios. Bankers Trust Company, One Bankers Trust Plaza, New York, NY 10006 serves as custodian for The Defensive Equity, The Aggressive Growth, The Fixed Income, The Limited-Term Maturity and The Defensive Equity Small/Mid-Cap Portfolios.

INDEPENDENT AUDITORS

Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, PA 19103, serves as independent auditors for the Fund.


EXPENSES

Each Portfolio is responsible for all its own expenses other than those borne by its investment adviser under the relevant Investment Advisory Agreement and the distributor under the Distribution Agreement.


LITIGATION

The Fund is not involved in any litigation.

                               APPENDIX A--RATINGS

BONDS

Excerpts from Moody's description of its bond ratings: AAA--judged to be the best quality. They carry the smallest degree of investment risk; AA--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; BAA--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; BA--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; CAA--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; CA- -represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from AA to B. The modifier 1 indicates that company ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-) Ratings may be modified by a plus or minus sign, reflecting the relative standing within the major rating categories.

COMMERCIAL PAPER


Excerpts from Moody's description of its two highest commercial paper ratings:
P-1--the highest grade possessing greatest relative strength; P-2--second highest grade possessing less relative strength than the highest grade.

Excerpts from S&P's description of its two highest commercial paper ratings:
A-1--judged to be the highest investment grade category possessing the highest relative strength; A-2--investment grade category possessing less relative strength than the highest rating.

                                     PART B

                           DELAWARE POOLED TRUST, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                JANUARY 15, 1997

                       -----------------------------------


         Delaware Pooled Trust, Inc. ("Fund") is a no-load, open-end management investment company. The Fund consists of 11 series ("Portfolios") offering a broad range of investment choices. The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. Shares of the Portfolios are offered with no sales charge or exchange or redemption fee. This Statement of Additional Information addresses information of the Fund applicable to each of the 11 Portfolios.

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Prospectus of the Fund dated January 15, 1997. To obtain a Prospectus, please write to the Delaware Pooled Trust, Inc. at One Commerce Square, 2005 Market Street, Philadelphia, PA 19103, Attn: Client Services or call the Fund at 1-800-231-8002.


                                TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----

INVESTMENT POLICIES, PORTFOLIO TECHNIQUES AND RISK CONSIDERATIONS
ACCOUNTING AND TAX ISSUES
PERFORMANCE INFORMATION
TRADING PRACTICES AND BROKERAGE
PURCHASING SHARES
DETERMINING NET ASSET VALUE
REDEMPTION AND REPURCHASE
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
TAXES
INVESTMENT MANAGEMENT AGREEMENTS
OFFICERS AND DIRECTORS
GENERAL INFORMATION
FINANCIAL STATEMENTS

INVESTMENT POLICIES, PORTFOLIO TECHNIQUES AND RISK CONSIDERATIONS

Investment restrictions

         The Fund has adopted the following restrictions for each of the Portfolios (except where otherwise noted) which, along with its respective investment objective, cannot be changed without approval by the holders of a "majority" of the respective Portfolio's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time a Portfolio purchases securities.

         Each Portfolio shall not:

         1. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements), in accordance with a Portfolio's investment objective and policies, are considered loans, and except that each Portfolio may loan up to 25% of its respective assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         2. Purchase or sell real estate or real estate limited partnerships, but this shall not otherwise prevent a Portfolio from investing in securities secured by real estate or interests therein, and except that The Real Estate Investment Trust Portfolio may own real estate directly as a result of a default on securities the Portfolio owns.

         3. Engage in the underwriting of securities of other issuers, except that in connection with the disposition of a security, a Portfolio may be deemed to be an "underwriter" as that term is defined in the Securities Act of 1933.


         4. Make any investment which would cause more than 25% of the market or other fair value of its respective total assets to be invested in the securities of issuers all of which conduct their principal business activities in the same industry, except that The Real Estate Investment Trust Portfolio shall invest in excess of 25% of its total assets in the securities of issuers in the real estate industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         5. Purchase or sell commodities or commodity contracts, except that The Aggressive Growth Portfolio, The Real Estate Investment Trust Portfolio and The International Fixed Income Portfolio may enter into futures contracts and may purchase and sell options on futures contracts in accordance with the Prospectus, subject to investment restriction 6 below.

         6. Enter into futures contracts or options thereon, except that The Aggressive Growth Portfolio, The Real Estate Investment Trust Portfolio and The International Fixed Income Portfolio may each enter into futures contracts and options thereon to the extent that not more than 5% of its assets are required as futures contract margin deposits and premiums on options and only to the extent that obligations under such contracts and transactions represent not more than 20% of its total assets.

         7. Make short sales of securities, or purchase securities on margin, except that The Aggressive Growth Portfolio, The Real Estate Investment Trust Portfolio and The International Fixed Income Portfolio may satisfy margin requirements with respect to futures transactions.

         8. Purchase or retain the securities of any issuer which has an officer, director or security holder who is a director or officer of the Fund or of either of the investment advisers if or so long as the directors and officers of the Fund and of the investment advisers together own beneficially more than 5% of any class of securities of such issuer.

         9. Invest in interests in oil, gas and other mineral leases or other mineral exploration or development programs.

         10. Borrow money, except as a temporary measure for extraordinary purposes or to facilitate redemptions. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of its respective net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, a Portfolio shall, within three days thereafter (not including Sunday or holidays) or such longer period as the Securities and Exchange Commission ("Commission") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. No investment securities will be purchased while a Portfolio has an outstanding borrowing. A Portfolio will not pledge more than 10% of its respective net assets. A Portfolio will not issue senior securities as defined in the Investment Company Act of 1940 (the "1940 Act"), except for notes to banks.

         In addition to the restrictions set forth above, in connection with the qualification of a Portfolio's shares for sale in certain states, a Portfolio may not invest in warrants if such warrants, valued at the lower of cost or market, would exceed 5% of the value of a Portfolio's net assets. Included within such amount, but not to exceed 2% of a Portfolio's net assets may be warrants which are not listed on the New York Stock Exchange or American Stock Exchange. Warrants acquired by a Portfolio in units or attached to securities may be deemed to be without value.

Additional fundamental investment restrictions


         The following additional investment restrictions apply to each of the Portfolios, except The Defensive Equity Small/Mid-Cap Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolio, The International Fixed Income Portfolio and The High-Yield Bond Portfolio, or as otherwise noted. They cannot be changed without approval by the holders of a "majority" of the respective Portfolio's outstanding shares, as described above.


         Each Portfolio shall not:

         1. As to 75% of its respective total assets, invest more than 5% of its respective total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities). This restriction shall also apply to The Defensive Equity Small/Mid-Cap Portfolio, The Labor Select International Equity Portfolio and The High-Yield Bond Portfolio. This restriction shall apply to only 50% of the total assets of The Global Fixed Income Portfolio.

         2. Invest in securities of other investment companies, except by purchase in the open market involving only customary brokers' commissions or in connection with a merger, consolidation or other acquisition or as may otherwise be permitted by the 1940 Act.

         3. Purchase more than 10% of the outstanding voting securities of any issuer, or invest in companies for the purpose of exercising control or management.

         4. Write, purchase or sell options, puts, calls or combinations thereof with respect to securities, except that The Aggressive Growth Portfolio may: (a) write covered call options with respect to any or all parts of its portfolio securities; (b) purchase call options to the extent that the premiums paid on all outstanding call options do not exceed 2% of the Portfolio's total assets;
(c) write secured put options; and (d) purchase put options, if the Portfolio owns the security covered by the put option at the time of purchase, and provided that premiums paid on all put options outstanding do not exceed 2% of its total assets. The Portfolio may sell call or put options previously purchased and enter into closing transactions with respect to the activities noted above.

         5. Invest more than 5% of the value of its respective total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

         6. Invest more than 10% of its respective total assets in repurchase agreements maturing in more than seven days and other illiquid assets.

         For purposes of investment restriction 6, it is the Fund's policy, changeable without shareholder vote, that "illiquid assets" include securities of foreign issuers which are not listed on a recognized U.S. or foreign exchange and for which a bona fide market does not exist at the time of purchase or subsequent valuation.


The Defensive Equity Small/Mid-Cap Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolio, The International Fixed Income Portfolio and The High-Yield Bond Portfolio

         The following additional investment restrictions apply to The Defensive Equity Small/Mid-Cap Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolio, The International Fixed Income Portfolio and The High-Yield Bond Portfolio. Unlike the investment restrictions listed above, these are non-fundamental investment restrictions and may be changed by the Fund's Board of Directors without shareholder approval.


         Except as noted below, each of The Defensive Equity Small/Mid-Cap Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolio, The International Fixed Income Portfolio and The High-Yield Bond Portfolio shall not:


         1. As to 50% of the respective total assets of The Real Estate Investment Trust Portfolio and The International Fixed Income Portfolio, invest more than 5% of its respective total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities).


         2. Invest in securities of other investment companies, except by purchase in the open market involving only customary brokers' commissions or in connection with a merger, consolidation or other acquisition or as may otherwise be permitted by the 1940 Act.

         3. Invest more than 5% of the value of its respective total assets in securities of companies less than three years old. Such three-year old period shall include the operation of any predecessor company or companies. This restriction shall not apply to The Real Estate Investment Trust Portfolio and its investment in the securities of real estate investment trusts.

         4. Purchase more than 10% of the outstanding voting securities of any issuer, or invest in companies for the purpose of exercising control or management.

         5. Write, purchase or sell options, puts, calls or combinations thereof with respect to securities, except that The Real Estate Investment Trust Portfolio may: (a) write covered call options with respect to any or all parts of its portfolio securities; (b) purchase call options to the extent that the premiums paid on all outstanding call options do not exceed 2% of the Portfolio's total assets; (c) write secured put options; and (d) purchase put options, if the Portfolio owns the security covered by the put option at the time of purchase, and provided that premiums paid on all put options outstanding do not exceed 2% of its total assets. The Portfolio may sell call or put options previously purchased and enter into closing transactions with respect to the activities noted above.

         6. Invest more than 15% of its respective total assets, determined at the time of purchase, in repurchase agreements maturing in more than seven days and other illiquid assets.

         For purposes of investment restriction 6, it is the Fund's policy that "illiquid assets" include securities of foreign issuers which are not listed on a recognized U.S. or foreign exchange and for which no bona fide market exists at the time of purchase.

         The following information supplements the information provided in the Fund's Prospectus.


Foreign Investment Information (The International Equity Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolio, The Global Fixed Income Portfolio, The International Fixed Income Portfolio and The High-Yield Bond Portfolio)

         Investors in The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio (as well as in The Real Estate Investment Trust Portfolio and The High-Yield Bond Portfolio, each of which possesses a limited ability to invest in foreign securities) should recognize that investing in securities issued by foreign corporations and foreign governments involves certain considerations, including those set forth in the Prospectus, which are not typically associated with investments in United States issuers. Since the securities of foreign issuers are frequently denominated in foreign currencies, and since each Portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, these Portfolios will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of each Portfolio, except The High-Yield Bond Portfolio, permit each to enter into forward foreign currency exchange contracts and permit The International Fixed Income Portfolio to engage in certain options and futures activities, in order to hedge holdings and commitments against changes in the level of future currency rates. See "FOREIGN CURRENCY TRANSACTIONS (THE INTERNATIONAL EQUITY PORTFOLIO, THE LABOR SELECT INTERNATIONAL EQUITY PORTFOLIO, THE REAL ESTATE INVESTMENT TRUST PORTFOLIO, THE GLOBAL FIXED INCOME PORTFOLIO AND THE INTERNATIONAL FIXED INCOME PORTFOLIO)," below.


         There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by the Portfolios. Payment of such interest equalization tax, if imposed, would reduce a Portfolio's rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to a Portfolio by United States issuers. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include, as relevant, the following:
(i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract and similar financial instrument if such instrument is not "marked to market." The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department has authority to issue regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Portfolio which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts the Portfolios may make or enter into will be subject to the special currency rules described above.


Foreign Currency Transactions (The International Equity Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio)

         The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio (as well as The Real Estate Investment Trust Portfolio, consistent with its limited ability to invest in foreign securities) may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations.


         Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Portfolio will account for forward contracts by marking to market each day at daily exchange rates.

         When a Portfolio enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of its assets denominated in such foreign currency, its Custodian Bank will place or will cause to be placed cash or liquid equity or debt securities in a separate account of that Portfolio in an amount not less than the value of that Portfolio's total assets committed to the consummation of such forward contracts. If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of that Portfolio's commitments with respect to such contracts.

         As noted in the Prospectus, The International Fixed Income Portfolio may also enter into transactions involving foreign currency options, futures contracts and options on futures contracts, in order to minimize the currency risk in its investment portfolio.

         Foreign currency options are traded in a manner substantially similar to options on securities. In particular, an option on foreign currency provides the holder with the right to purchase, in the case of a call option, or to sell, in the case of a put option, a stated quantity of a particular currency for a fixed price up to a stated expiration date. The writer of the option undertakes the obligation to deliver, in the case of a call option, or to purchase, in the case of a put option, the quantity of the currency called for in the option, upon exercise of the option by the holder.

         As in the case of other types of options, the holder of an option on foreign currency is required to pay a one-time, non-refundable premium, which represents the cost of purchasing the option. The holder can lose the entire amount of this premium, as well as related transaction costs, but not more than this amount. The writer of the option, in contrast, generally is required to make initial and variation margin payments, similar to margin deposits required in the trading of futures contacts and the writing of other types of options. The writer is therefore subject to risk of loss beyond the amount originally invested and above the value of the option at the time it is entered into.

         Certain options on foreign currencies, like forward contracts, are traded over-the-counter through financial institutions acting as market-makers in such options and the underlying currencies. Such transactions therefore involve risks not generally associated with exchange-traded instruments. Options on foreign currencies may also be traded on national securities exchanges regulated by the Commission or commodities exchanges regulated by the Commodity Futures Trading Commission.

         A foreign currency futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a foreign currency. By its terms, a futures contract provides for a specified settlement date on which, in the case of the majority of foreign currency futures contracts, the currency underlying the contract is delivered by the seller and paid for by the purchaser, or on which, in the case of certain futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transactions. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

         The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. Subsequent payments to and from the broker referred to as "variation margin" are made on a daily basis as the value of the currency underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to the market."

         A futures contract may be purchased or sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearinghouse guarantees the performance of each party to a futures contract by in effect taking the opposite side of such contract. At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it.

         A call option on a futures contract provides the holder with the right to purchase, or enter into a "long" position in, the underlying futures contract. A put option on a futures contract provides the holder with the right to sell, or enter into a "short" position, in the underlying futures contract. In both cases, the option provides for a fixed exercise price up to a stated expiration date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option and the writer delivers to the holder the accumulated balance in the writer's margin account which represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. In the event that an option written by the Portfolio is exercised, the Portfolio will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

         A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

         An option becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearinghouse assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the timing of such exercise.


Brady Bonds (The Global Fixed Income Portfolio and The International Fixed Income Portfolio)


         The Global Fixed Income Portfolio and The International Fixed Income Portfolio may invest, within the limits specified in the Prospectus, in Brady Bonds and other sovereign debt securities of countries that have restructured or are in the process of restructuring sovereign debt pursuant to the Brady Plan. Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by then U.S. Treasury Secretary Nicholas F. Brady in 1989, as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued bonds (Brady Bonds). The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's ability to service its external obligations and promote its economic growth and development. Investors should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. The investment adviser to the Portfolios believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment.

         To date, Mexico, Costa Rica, Venezuela, Uruguay and Nigeria have issued approximately $50 billion of Brady Bonds, and Argentina, Brazil and the Philippines have announced plans to issue approximately $90 billion, based on current estimates, of Brady Bonds. Investors should recognize that Brady Bonds have been issued only recently, and accordingly do not have a long payment history. Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, bonds issued at a discount of face value of such debt, bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Certain Brady Bonds have been collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, the first two or three interest payments on certain types of Brady Bonds may be collateralized by cash or securities agreed upon by creditors.


Options On Securities, Futures Contracts and Options On Futures Contracts (The Aggressive Growth Portfolio and The Real Estate Investment Trust Portfolio)


         In order to remain fully invested, and to reduce transaction costs, The Aggressive Growth Portfolio and The Real Estate Investment Trust Portfolio may, to the limited extent identified in the Prospectus, use futures contracts, options on futures contracts and options on securities and may enter into closing transactions with respect to such activities. The Portfolios may only enter into these transactions for hedging purposes, if it is consistent with the Portfolios' investment objectives and policies. The Portfolios will not engage in such transactions to the extent that obligations resulting from these activities in the aggregate exceed 25% of the Portfolios' assets.

         Options

         The Aggressive Growth Portfolio and The Real Estate Investment Trust Portfolio may purchase call options, write call options on a covered basis, write secured put options and purchase put options on a covered basis only.

         The Portfolios may invest in options that are either exchange-listed or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on the Portfolios' ability to effectively hedge their securities. The Aggressive Growth Portfolio will not invest more than 10% of its assets in illiquid securities, and The Real Estate Investment Trust Portfolio will not invest more than 15% of its assets in illiquid securities.

         A. Covered Call Writing--The Portfolios may write covered call options from time to time on such portion of their securities as the investment adviser determines is appropriate given the limited circumstances under which the Portfolios intend to engage in this activity. A call option gives the purchaser of such option the right to buy and the writer (in this case a Portfolio) the obligation to sell the underlying security at the exercise price during the option period. If the security rises in value, however, the Portfolio may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         With respect to options on actual portfolio securities owned by the Portfolios, a Portfolio may enter into closing purchase transactions. A closing purchase transaction is one in which the Portfolio, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

         Consistent with the limited purposes for which the Portfolios intend to engage in the writing of covered calls, closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Portfolios to write another call option on the underlying security with either a different exercise price or expiration date or both.

         The Portfolios may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, a Portfolio will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Portfolio will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

         The Portfolios will write call options only on a covered basis, which means that the Portfolios will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Portfolios would be required to continue to hold a security which they might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Portfolios will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.


         B. Purchasing Call Options--The Portfolios may purchase call options to the extent that premiums paid by the Portfolios do not aggregate more than 2% of their total assets. When a Portfolio purchases a call option, in return for a premium paid by the Portfolio to the writer of the option, the Portfolio obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Portfolios may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

         The Portfolios may, following the purchase of a call option, liquidate their positions by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Portfolios will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Portfolios will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although the Portfolios will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Portfolios would have to exercise their options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Portfolio may expire without any value to the Portfolio.


         C. Purchasing Put Options--The Portfolios may purchase put options to the extent premiums paid by the Portfolios do not aggregate more than 2% of their total assets. The Portfolios will, at all times during which they hold a put option, own the security covered by such option.


         A put option purchased by the Portfolios gives them the right to sell one of their securities for an agreed price up to an agreed date. Consistent with the limited purposes for which the Portfolios intend to purchase put options, the Portfolios intend to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Portfolio to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Portfolio will lose the value of the premium paid. The Portfolio may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         The Portfolios may sell a put option purchased on individual portfolio securities. Additionally, the Portfolios may enter into closing sale transactions. A closing sale transaction is one in which a Portfolio, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.


         D. Writing Put Options--A put option written by a Portfolio obligates it to buy the security underlying the option at the exercise price during the option period and the purchaser of the option has the right to sell the security to the Portfolio. During the option period, the Portfolio, as writer of the put option, may be assigned an exercise notice by the broker/dealer through whom the option was sold requiring the Portfolio to make payment of the exercise price against delivery of the underlying security. The obligation terminates upon expiration of the put option or at such earlier time at which the writer effects a closing purchase transaction. A Portfolio may write put options on a secured basis which means that the Portfolio will maintain in a segregated account with its Custodian Bank, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Portfolios. Consistent with the limited purposes for which the Portfolios intend to engage in the writing of put options, secured put options will generally be written in circumstances where the investment adviser wishes to purchase the underlying security for the Portfolios at a price lower than the current market price of the security. In such event, a Portfolio would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

         Following the writing of a put option, the Portfolios may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Portfolios may not, however, effect such a closing transaction after they have been notified of the exercise of the option.


         Futures and Options On Futures


         Consistent with the limited circumstances under which The Aggressive Growth Portfolio and The Real Estate Investment Trust Portfolio will use futures, the Portfolios may enter into contracts for the purchase or sale for future delivery of securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When a Portfolio enters into a futures transaction, it must deliver to the futures commission merchant selected by the Portfolio an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Portfolio's Custodian Bank. Thereafter, a "variation margin" may be paid by the Portfolio to, or drawn by the Portfolio from, such account in accordance with controls set for such account, depending upon changes in the price of the underlying securities subject to the futures contract.

         Consistent with the limited purposes for which the Portfolios may engage in these transactions, a Portfolio may enter into such futures contracts to protect against the adverse effects of fluctuations in interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Portfolio might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Portfolio. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Because the fluctuations in the value of futures contracts should be similar to those of debt securities, a Portfolio could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could then buy debt securities on the cash market.

         With respect to options on futures contracts, when a Portfolio is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase.

         If a put or call option that a Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Portfolio's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, consistent with the limited purposes for which the Portfolios will engage in these activities, a Portfolio will purchase a put option on a futures contract to hedge the Portfolio's securities against the risk of rising interest rates.

         To the extent that interest rates move in an unexpected direction, the Portfolios may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Portfolio is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Portfolio had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Portfolios may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, the Portfolios may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

                                    *  *  *

         From time to time, the Portfolios may also, as noted below, engage in the following investment techniques:


Asset-Backed Securities (The Fixed Income Portfolio and The Limited-Term Maturity Portfolio)


         The Fixed Income and The Limited-Term Maturity Portfolios may invest a portion of their assets in asset- backed securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Portfolios will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.


Repurchase Agreements


         While each Portfolio is permitted to do so, it normally does not invest in repurchase agreements, except to invest cash balances or for temporary defensive purposes.

         The funds in the Delaware Group, including the Fund, have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the Delaware Group funds jointly to invest cash balances. Each Portfolio may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.

         A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Portfolio, if any, would be the difference between the repurchase price and the market value of the security. Each Portfolio will limit its investments in repurchase agreements to those which its respective investment adviser, under the guidelines of the Board of Directors, determines to present minimal credit risks and which are of high quality. In addition, a Portfolio must have collateral of at least 100% of the repurchase price, including the portion representing the Portfolio's yield under such agreements which is monitored on a daily basis.


Portfolio Loan Transactions


         Each Portfolio may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         It is the understanding of the Fund that the staff of the Commission permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to the Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to a Portfolio; 3) a Portfolio must be able to terminate the loan after notice, at any time; 4) a Portfolio must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) a Portfolio may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the Board of Directors of the Fund know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the directors to vote the proxy.

         The major risk to which a Portfolio would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, a Portfolio will only enter into loan arrangements after a review of all pertinent facts by the respective investment adviser, under the supervision of the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the respective investment adviser.


Rule 144A Securities


         Each Portfolio may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A Securities are traded among qualified institutional investors. While maintaining oversight, the Board of Directors has delegated to the respective investment adviser the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of each Portfolio's limitation (whether 15% or 10% of total assets) on investments in illiquid assets. The Board has instructed the respective investment adviser to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of other potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         Investing in Rule 144A Securities could have the effect of increasing the level of a Portfolio's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Board of Directors and the respective investment adviser will continue to monitor the liquidity of that security to ensure that a Portfolio has no more than 10% or 15%, as appropriate, of its total assets in illiquid securities.

ACCOUNTING AND TAX ISSUES

         When The Aggressive Growth Portfolio, The Real Estate Investment Trust Portfolio and The International Fixed Income Portfolio writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the section of the Portfolio's assets and liabilities as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and ask prices. If an option which a Portfolio has written expires on its stipulated expiration date, the Portfolio recognizes a short-term capital gain. If a Portfolio enters into a closing purchase transaction with respect to an option which the Portfolio has written, the Portfolio realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security on foreign currency and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Portfolio for the purchase of a put option is reported in the section of the Portfolio's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and ask prices. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If the Portfolio exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.


Other Tax Requirements


         Each Portfolio has qualified or intends to qualify, and each that has qualified intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. Accordingly, a Portfolio will not be subject to federal income tax to the extent its earnings are distributed. Each Portfolio must meet several requirements to maintain its status as a regulated investment company. Among these requirements are: (i) that at least 90% of its investment company taxable income be derived from dividends, interest, payment with respect to securities loans and gains from the sale or disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies; (ii) that at the close of each quarter of its taxable year at least 50% of the value of its assets consist of cash and cash items, government securities, securities of other regulated investment companies and, subject to certain diversification requirements, other securities, and, with respect to its remaining assets, no more than 25% of the value of such assets is invested in the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, or of two or more issuers which are controlled by a Portfolio and which are engaged in the same or similar trades or businesses; and (iii) that less than 30% of its gross income be derived from sales of securities held for less than three months.

         The requirement that not more than 30% of gross income be derived from gains from the sale or other disposition of securities held for less than three months may restrict The Aggressive Growth Portfolio and The Real Estate Investment Trust Portfolio in their ability to write covered call options on securities which they have held less than three months, to write options which expire in less than three months, to sell securities which have been held less than three months and to effect closing purchase transactions with respect to options which have been written less than three months prior to such transactions. Consequently, in order to avoid realizing a gain within the three-month period, the Portfolios may be required to defer the closing out of a contract beyond the time when it might otherwise be advantageous to do so. The Portfolios may also be restricted in the sale of purchased put options and the purchase of put options for the purpose of hedging underlying securities because of the application of the short sale holding period rules with respect to such underlying securities.

         The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the following year, subject to the same limitation.

PERFORMANCE INFORMATION

         From time to time, the Fund may state each Portfolio's total return in advertisements and other types of literature. Any statements of total return performance data will be accompanied by information on the Portfolio's average annual total rate of return over the most recent one-, five-, and ten-year periods, as relevant. The Fund may also advertise aggregate and average total return information of each Portfolio over additional periods of time.

         Each Portfolio's average annual total rate of return is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                        n
                                  P(1+T) = ERV

                Where:       P   =   a hypothetical initial purchase order of
                                     $1,000;

                             T   =   average annual total return;

                             n   =   number of years;

                           ERV   =   redeemable value of the hypothetical $1,000
                                     purchase at the end of the period.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all distributions are reinvested at net asset value.


         The performance, as shown below, is the average annual total return quotations for The Defensive Equity, The Aggressive Growth, The International Equity and The Global Fixed Income Portfolios through October 31, 1996. Securities prices fluctuated during the period covered and the past results should not be considered as representative of future performance.

                         AVERAGE ANNUAL TOTAL RETURN(1)


                                                   THE                     THE
                                                DEFENSIVE              AGGRESSIVE
                                                 EQUITY                  GROWTH
                                                PORTFOLIO               PORTFOLIO
                                     1 year                1 year
                                     ended                 ended
                                     10/31/96     24.87%   10/31/96       19.19%

                                     3 years               3 years
                                     ended                 ended
                                     10/31/96     17.32%   10/31/96       12.67%

                                     Period                Period
                                     2/3/92(2)             2/27/92(2)
                                     through               through
                                     10/31/96     17.75%   10/31/96       10.64%
                                                                               THE
                                                     THE                     GLOBAL
                                                INTERNATIONAL                 FIXED
                                                   EQUITY                    INCOME
                                                  PORTFOLIO                 PORTFOLIO
                                     1 year                    1 year
                                     ended                     ended
                                     10/31/96       18.12%     10/31/96       16.40%


                                     3 years                   3 years
                                     ended                     ended
                                     10/31/96       11.08%     10/31/96       11.73%

                                     Period                    Period
                                     2/4/92(2)                 11/30/92(2)
                                     through                   through
                                     10/31/96       12.03%     10/31/96       13.38%


----------
(1) Certain expenses of the Portfolios have been waived and reimbursed by the respective investment adviser. In the absence of such waiver and reimbursement, performance would have been affected negatively.

(2)      Date of initial sale.

         The performance, as shown below, is the aggregate total return quotations for The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolio and The Fixed Income Portfolio through October 31, 1996. Securities prices fluctuated during the period covered and the past results should not be considered as representative of future performance.



                            AGGREGATE TOTAL RETURN(1)

                                 THE
                                LABOR                      THE
                               SELECT                  REAL ESTATE                 THE
                            INTERNATIONAL              INVESTMENT                 FIXED
                               EQUITY                     TRUST                  INCOME
                              PORTFOLIO                 PORTFOLIO               PORTFOLIO
               Period                      Period                   Period
               12/19/95(2)                 12/6/95(2)               3/12/96(2)
               through                     through                  through
               10/31/96        17.97%      10/31/96      26.12%     7/31/96       4.08%


----------
(1) Certain expenses of the Portfolios have been waived and reimbursed by the respective investment adviser. In the absence of such waiver and reimbursement, performance would have been affected negatively.


(2) Date of initial sale; total return for this short of a time period may not be representative of longer term results.



         The Fund may also quote each Portfolio's current yield, calculated as described below, in advertisements and investor communications.

         The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                                      a-b      6
                         YIELD = 2[(------- + 1) - 1]
                                      cd

               Where:     a   =   dividends and interest earned during the
                                  period;

                          b   =   expenses accrued for the period (net of
                                  reimbursements);

                          c   =   the average daily number of shares outstanding
                                  during the period that were entitled to
                                  receive dividends;

                          d   =   the maximum offering price per share on the
                                  last day of the period.

         The above formula will be used in calculating quotations of yield, based on specific 30-day periods identified in advertising by the Portfolio. Yield quotations are based on the Portfolio's net asset value on the last day of the period and will fluctuate depending on the period covered. The yields for the Global Fixed Income Portfolio and The Fixed Income Portfolio as of October 31, 1996 were 6.32% and 6.13%, respectively. Each yield reflects the waiver and reimbursement commitment by its investment adviser.


         Investors should note that income earned and dividends paid by The Fixed Income Portfolio, The Limited- Term Maturity Portfolio, The Global Fixed Income Portfolio, The International Fixed Income Portfolio and The High-Yield Bond Portfolio will also vary depending upon fluctuation in interest rates and performance of each Portfolio. The net asset value of these five Portfolios will fluctuate in value inversely to movements in interest rates and, therefore, will tend to rise when interest rates fall and fall when interest rates rise. Likewise, the net asset value for these Portfolios will vary from day to day depending upon fluctuation in the prices of the securities held by each Portfolio. Thus, investors should consider net asset value fluctuation as well as yield in making an investment decision.

         Each Portfolio's total return performance will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the net asset value at the beginning of the period. The computation will not reflect the impact of any income taxes payable by shareholders (who are subject to such tax) on the reinvested distributions included in the calculation. Portfolio shares are sold without a sales charge. Because security prices fluctuate, past performance should not be considered as a representation of the results which may be realized from an investment in the Portfolios in the future.

         From time to time, performance of each Portfolio in the Fund may be compared to various industry indices. For example, the Fund may quote actual total return performance, dividend results and other performance information of The Defensive Equity Portfolio, that invests primarily in domestic equities, in advertising and other types of literature and may compare that information to, or may separately illustrate similar information reported by the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average, and other unmanaged indices. The Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The total return performance reported will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any management expenses or other fees. In seeking a particular investment objective, the Portfolios that invest primarily in equities may include common stocks considered by the investment adviser to be more aggressive than those tracked by these indices.

         From time to time, the Fund may quote actual total return and/or yield performance for each Portfolio in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees, offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of generally-accepted corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.

         Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. Current industry rate and yield information on all industry available fixed-income securities, as reported weekly by The Bond Buyer, may also be used in preparing comparative illustrations. In addition, the Consumer Price Index, the most commonly used measure of inflation, may be used in preparing performance comparisons. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

         Statistical and/or performance information and various indices compiled and maintained by organizations such as the following may also be used in preparing exhibits comparing certain industry trends to comparable Fund activity and performance:

         CDA Technologies, Inc. is a performance evaluation service that maintains a statistical database of performance, as reported by a diverse universe of independently-managed mutual funds.

         Ibbotson Associates, Inc. is a consulting firm that provides a variety of historical data including total return, capital appreciation and income on the stock market as well as other investment asset classes, and inflation. With its permission, this information will be used primarily for comparative purposes and to illustrate general financial planning principles.

         Interactive Data Corporation is a statistical access service that maintains a database of various industry indicators, such as historical and current price/earnings information and individual equity and fixed-income price and return information.

         Compustat Industrial Databases, a service of Standard & Poor's Ratings Group, may also be used in preparing performance and historical stock and bond market exhibits. This firm maintains fundamental databases that provide financial, statistical and market information covering more than 7,000 industrial and non-industrial companies.

         Russell Indexes is an investment analysis service that provides both current and historical stock performance information, focusing on the business fundamentals of those firms issuing the security.

         Morgan Stanley Capital International is a research firm that maintains a statistical database of international securities. It also compiles and maintains a number of unmanaged indices of international securities. These indices are designed to measure the performance of the stock markets outside of the USA. Primary coverage of Europe, Canada, Mexico, Australia and the Far Eastern markets, and that of international industry groups are included.


         Lehman Brothers is a statistical research firm that maintains databases of U.S. and international bond markets and corporate and government-backed securities of various maturities. This information, as well as unmanaged indices compiled and maintained by Lehman Brothers, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Portfolios may invest and the assumptions that were used in calculating the blended performance will be described.

         Wellesley Group Inc. is an investment management consulting firm specializing in investment and market research for endowments and pension plans. Wellesley Group will be maintaining, on behalf of the Fund, peer group comparison composites for each Portfolio of the Fund. The peer group composites will be constructed by selecting publicly-offered mutual funds that have investment objectives that are similar to those maintained by each Portfolio in the Fund. Wellesley Group will also be preparing performance analyses of actual Fund performance, and benchmark index exhibits, for inclusion in client quarterly review packages.

         FT-Actuaries World Indices are jointly compiled by The Financial Times, Ltd.; Goldman, Sachs & Co.; and Wood Mackenzie & Co., Ltd. in conjunction with the Institute of Actuaries and the Faculty of Actuaries. Indices maintained by this group primarily focus on compiling statistical information on international financial markets and industry sectors, stock and bond issues and certain fundamental information about the companies issuing the securities. Statistical information on international currencies is also maintained.

         The Fund may also promote each Portfolio's yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research publications, such as Lipper Analytical Services, Inc.


         The following tables are an example, for purposes of illustration only, of cumulative total return performance through October 31, 1996 for The Defensive Equity, The Aggressive Growth, The International Equity, The Global Fixed Income, The Labor Select International Equity, The Real Estate Investment Trust and The Fixed Income Portfolios. For these purposes, the calculations assume the reinvestment of any capital gains distributions and income dividends paid during the indicated periods. Comparative information on certain indices is also included.

                           CUMULATIVE TOTAL RETURN(1)

                        THE                                         THE
                     DEFENSIVE      DOW       S&P               AGGRESSIVE  RUSSELL
                      EQUITY       JONES      500                 GROWTH     2000-
                     PORTFOLIO  INDUSTRIAL   INDEX               PORTFOLIO   STOCK
         3 months                                   3 months
         ended                                      ended
         10/31/96    10.16%        9.62%    10.83%  10/31/96       8.25%     8.25%

         6 months                                   6 months
         ended                                      ended
         10/31/96     8.63%        9.47%     9.08%  10/31/96      (0.48%)   (1.52%)

         9 months                                   9 months
         ended                                      ended
         10/31/96    12.39%       13.61%    12.79%  10/31/96      10.55%     9.16%

         1 year                                     1 year
         ended                                      ended
         10/31/96    24.87%       29.70%    24.10%  10/31/96      19.19%    16.62%

         3 years                                    3 years
         ended                                      ended
         10/31/96    61.46%       76.96%    62.97%  10/31/96      43.04%    37.57%

         Period                                     Period
         2/3/92(2)                                  2/27/92(2)
         through                                    through
         10/31/96   117.07%      112.53%    96.25%  10/31/96      60.47%    79.08%


----------
(1) Certain expenses of the Portfolios have been waived and reimbursed by the respective investment adviser. In the absence of such waiver and reimbursement, performance would have been affected negatively.

(2)      Date of initial sale.

                           CUMULATIVE TOTAL RETURN(1)


                         THE                                            THE        SALOMON
                    INTERNATIONAL               S&P                GLOBAL FIXED     WORLD
                       EQUITY                   500                   INCOME     GOVERNMENT
                      PORTFOLIO        EAFE    INDEX                 PORTFOLIO      BOND
         3 months                                     3 months
         ended                                        ended
         10/31/96      7.87%          1.84%   10.83%  10/31/96         6.67%        2.69%

         6 months                                     6 months
         ended                                        ended
         10/31/96      4.30%         (2.41%)   9.08%  10/31/96         9.86%        5.51%

         9 months                                     9 months
         ended                                        ended
         10/31/96      9.13%          2.90%   12.79%  10/31/96        10.79%        4.40%

         1 year                                       1 year
         ended                                        ended
         10/31/96     18.12%         10.48%   24.10%  10/31/96        16.40%        5.38%


         3 years                                      3 years
         ended                                        ended
         10/31/96     37.05%         21.18%   62.97%  10/31/96        39.46%       25.78%

         Period                                       Period
         2/4/92(2)                                    11/30/92(2)
         through                                      through
         10/31/96     71.34%         47.33%   95.86%  10/31/96        63.62%       40.85%


----------
(1) Certain expenses of the Portfolios have been waived and reimbursed by the respective investment adviser. In the absence of such waiver and reimbursement, performance would have been affected negatively.

(2)      Date of initial sale.

                           CUMULATIVE TOTAL RETURN(1)


                  THE
                 LABOR                            THE REAL
                SELECT                             ESTATE
             INTERNATIONAL                       INVESTMENT   NAREIT
                EQUITY                              TRUST     EQUITY
               PORTFOLIO     EAFE                 PORTFOLIO    REIT
3 months                             3 months
ended                                ended
10/31/96         7.73%       1.84%   10/31/96      12.12%     8.89%

6 months                             6 months
ended                                ended
10/31/96         6.65%      (2.41%)  10/31/96      18.28%    13.99%

9 months                             9 months
ended                                ended
10/31/96        11.39%       2.90%   10/31/96      19.41%    15.27%

Period                               Period
12/19/95(2)                          12/6/95(2)
through                              through
10/31/96        17.97%       7.49%   10/31/96      26.12%    23.57%

----------
(1) Certain expenses of the Portfolios have been waived and reimbursed by the respective investment adviser. In the absence of such waiver and reimbursement, performance would have been affected negatively.

(2) Date of initial sale; total return for this short of a time period may not be representative of longer term results.

                                               LEHMAN
                                              BROTHERS
                                    THE      GOVERNMENT/
                                   FIXED      CORPORATE
                                  INCOME    INTERMEDIATE
                                 PORTFOLIO      BOND
                     3 months
                     ended
                     10/31/96      3.32%         3.27%

                     6 months
                     ended
                     10/31/96      4.51%         4.59%

                     Period
                     3/12/96(2)
                     through
                     10/31/96      4.08%         3.69%


----------
(1) Certain expenses of the Portfolios have been waived and reimbursed by the respective investment adviser. In the absence of such waiver and reimbursement, performance would have been affected negatively.

(2) Date of initial sale; total return for this short of a time period may not be representative of longer term results.


         In addition, information will be provided that discusses the overriding investment philosophies of Delaware Investment Advisers, a division of Delaware Management Company, Inc. ("Delaware"), the investment adviser to The Defensive Equity, The Aggressive Growth, The Defensive Equity Small/Mid-Cap, The Real Estate Investment Trust, The Fixed Income, The Limited-Term Maturity and The High-Yield Bond Portfolios, and Delaware International Advisers Ltd. ("Delaware International"), an affiliate of Delaware and the investment adviser to The International Equity, The Labor Select International Equity, The Global Fixed Income and The International Fixed Income Portfolios and how those philosophies impact each Portfolio in the strategies the Fund employs in seeking Portfolio objectives. Since the investment disciplines being employed for each Portfolio in the Fund are based on the disciplines and strategies employed by Delaware and Delaware International to manage institutional separate accounts, investment strategies and disciplines of these entities may also be discussed.


         The Defensive Equity Portfolio's strategy relies on the consistency, reliability and predictability of corporate dividends. Dividends tend to rise over time, despite market conditions, and keep pace with rising prices; they are paid out in "current" dollars. Just as important, current dividend income can help lessen the effects of adverse market conditions. This equity dividend discipline, coupled with the potential for capital gains, seeks to provide investors with a consistently higher total-rate-of-return over time. In implementing this strategy, the investment adviser seeks to buy securities with a yield higher than the average of the S&P 500 Index. If a security held by the Portfolio moves out of the acceptable yield range, it typically is sold. This strict buy/sell discipline is instrumental in implementing The Defensive Equity Portfolio strategy.

THE POWER OF COMPOUNDING

         When you opt to reinvest your current income for additional Portfolio shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding.

COMPOUNDED RETURNS

         Results of various assumed fixed rates of return on a $1,000,000 investment compounded monthly for 10 years:

                           7%          9%          11%         13%
                           Rate of     Rate of     Rate of     Rate of
                           Return      Return      Return      Return
                           ------      ------      ------      ------
                   12-'85  $1,072,290  $1,093,807  $1,115,719  $1,138,032
                   12-'86  $1,149,806  $1,196,414  $1,244,829  $1,295,118
                   12-'87  $1,232,926  $1,308,645  $1,388,879  $1,473,886
                   12-'88  $1,322,054  $1,431,405  $1,549,598  $1,677,330
                   12-'89  $1,417,626  $1,565,681  $1,728,916  $1,908,856
                   12-'90  $1,520,106  $1,712,553  $1,928,984  $2,172,341
                   12-'91  $1,629,994  $1,873,202  $2,152,204  $2,472,194
                   12-'92  $1,747,827  $2,048,921  $2,401,255  $2,813,438
                   12-'93  $1,874,177  $2,241,124  $2,679,125  $3,201,783
                   12-'94  $2,009,661  $2,451,357  $2,989,150  $3,643,733

         Results of various assumed fixed rates of return on a $1,000,000 investment compounded quarterly for 10 years:

                              8%               10%             12%              14%
                              Rate of          Rate of         Rate of          Rate of
                              Return           Return          Return           Return
                              ------           ------          ------           ------
                  12-'85      $1,082,432       $1,103,813      $1,125,509       $1,147,523
                  12-'86      $1,171,659       $1,218,403      $1,266,770       $1,316,809
                  12-'87      $1,268,242       $1,344,889      $1,425,761       $1,511,069
                  12-'88      $1,372,786       $1,484,506      $1,604,706       $1,733,986
                  12-'89      $1,485,947       $1,638,617      $1,806,111       $1,989,789
                  12-'90      $1,608,437       $1,808,726      $2,032,794       $2,283,328
                  12-'91      $1,741,024       $1,996,495      $2,287,927       $2,620,172
                  12-'92      $1,884,540       $2,203,757      $2,575,083       $3,006,707
                  12-'93      $2,039,887       $2,432,535      $2,898,278       $3,450,266
                  12-'94      $2,208,039       $2,685,064      $3,262,038       $3,959,259

         These figures are calculated assuming a fixed constant investment return and assume no fluctuation in the value of principal. These figures, which do not reflect payment of applicable taxes, are not intended to be a projection of future results and do not reflect actual performance results of any of the Portfolios.

TRADING PRACTICES AND BROKERAGE

         The Fund (and, in the case of The International Equity, The Labor Select International Equity, The Global Fixed Income and The International Fixed Income Portfolios, their investment adviser) selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. A number of trades are made on a net basis where securities either are purchased directly from the dealer or are sold to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department (and, in the case of The International Equity, The Labor Select International Equity, The Global Fixed Income and The International Fixed Income Portfolios, their investment adviser) as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty.


         During the fiscal years ended October 31, 1994, 1995 and 1996, the aggregate dollar amounts of brokerage commissions paid by the Portfolios listed below amounted to the following:



                                                                        1996           1995               1994
                                                                        ----           ----               ----
The Defensive Equity Portfolio                                      $117,326       $108,104            $59,381
The Aggressive Growth Portfolio                                       46,384         26,361             19,391
The International Equity Portfolio                                   398,781        280,594             94,890
The Global Fixed Income Portfolio                                         --          1,545             12,391
The Labor Select International Equity Portfolio                       78,514            N/A                N/A
The Real Estate Investment Trust Portfolio                           122,865            N/A                N/A
The Fixed Income Portfolio                                                --            N/A                N/A


         The investment advisers may allocate out of all commission business generated by all of the funds and accounts under management by them, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the investment advisers in connection with their investment decision-making process with respect to one or more funds and accounts they manage, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         During the fiscal year ended October 31, 1996, portfolio transactions of the following Portfolios in the amounts listed below, resulting in brokerage commissions in the amounts listed below were directed to brokers for brokerage and research services provided:




                                                                        Portfolio              Brokerage
                                                                       Transactions           Commissions
                                                                         Amounts                Amounts
The Defensive Equity Portfolio                                       $23,219,760                $ 25,793
The Aggressive Growth Portfolio                                       11,283,920                  26,434
The International Equity Portfolio                                    21,783,280                  75,791
The Labor Select International Equity Portfolio                          773,162                   4,289
The Real Estate Investment Trust Portfolio                            29,418,630                  70,854


         As provided in the Securities Exchange Act of 1934 and each Portfolio's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the investment advisers which constitute in some part brokerage and research services used by the investment advisers in connection with their investment decision-making process and constitute in some part services used by them in connection with administrative or other functions not related to their investment decision-making process. In such cases, the investment advisers will make a good faith allocation of brokerage and research services and will pay out of their own resources for services used by them in connection with administrative or other functions not related to their investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Fund and to other funds in the Delaware Group. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         Combined orders for two or more accounts or funds engaged in the purchase or sale of the same security may be placed if the judgment is made that joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the investment advisers and the Fund's Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, orders may be placed with broker/dealers that have agreed to defray certain Portfolio expenses, such as custodian fees.


PORTFOLIO TURNOVER

         Portfolio trading will be undertaken principally to accomplish each Portfolio's objective in relation to anticipated movements in the general level of interest rates. A Portfolio is free to dispose of portfolio securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. A Portfolio will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such a turnover always will be incidental to transactions undertaken with a view to achieving a Portfolio's investment objective.

         The degree of portfolio activity may affect brokerage costs of a Portfolio and taxes payable by a Portfolio's shareholders. A turnover rate of 100% would occur, for example, if all the investments in a Portfolio's securities at the beginning of the year were replaced by the end of the year. In investing for capital appreciation, a relevant Portfolio may hold securities for any period of time. Portfolio turnover will also be increased by The Aggressive Growth Portfolio and The Real Estate Investment Trust Portfolio if the Portfolio writes a large number of call options which are subsequently exercised. To the extent a Portfolio realizes gains on securities held for less than six months, such gains are taxable to the shareholder subject to tax or to a Portfolio at ordinary income tax rates. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Portfolio shares. Total brokerage costs generally increase with higher portfolio turnover rates.


         Under normal circumstances: (1) the annual portfolio turnover rate of The International Equity Portfolio is not expected to exceed 50%; (2) the annual portfolio turnover rate of The Global Fixed Income Portfolio, The International Fixed Income Portfolio and The Limited-Term Maturity Portfolio is not expected to exceed 200%; (3) the annual portfolio turnover rate of The Defensive Equity Portfolio, The Aggressive Growth Portfolio, The Defensive Equity Small/Mid-Cap Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolio and The High-Yield Bond Portfolio is not expected to exceed 100%; and (4) the annual portfolio turnover rate of The Fixed Income Portfolio is not expected to exceed 250%. The portfolio turnover rate of a Portfolio is calculated by dividing the lesser of purchases or sales of securities for the particular fiscal year by the monthly average of the value of the securities owned by the Portfolio during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.



         The portfolio turnover rates for the past two fiscal years were as follows:

                                                                                    October         October
                                                                                   31, 1996        31, 1995
The Defensive Equity Portfolio                                                        74%             88%
The Aggressive Growth Portfolio                                                       95%             64%
The International Equity Portfolio                                                     8%             20%
The Global Fixed Income Portfolio                                                     63%             77%
The Labor Select International Equity Portfolio                                        7%*           N/A
The Real Estate Investment Trust Portfolio                                           109%*           N/A
The Fixed Income Portfolio                                                           232%*           N/A

*Annualized

PURCHASING SHARES

         The following supplements the disclosure provided in the Fund's Prospectus.

         Shares of each Portfolio are sold on a continuous basis directly to institutions and high net-worth individuals at the net asset value next determined after the receipt of a purchase order and a Federal Funds wire as described more fully in the Prospectus. See "DETERMINING NET ASSET VALUE." The minimum for initial investments is $1,000,000 for each Portfolio. There are no minimums for subsequent investments. See the Prospectus for special purchase procedures and requirements that may be applicable to prospective investors in The International Equity Portfolio. At such time as the Fund receives appropriate regulatory approvals to do so in the future, under certain circumstances, the Fund may, at its sole discretion, allow eligible investors who have an existing investment counseling relationship with Delaware Investment Advisers or Delaware International to make investments in the Portfolios by a contribution of securities in-kind to such Portfolios.

         Delaware Distributors, L.P. serves as the national distributor for each Portfolio's shares. See the Prospectus for information on how to invest. The Fund reserves the right to suspend sales of Portfolio shares, and reject any order for the purchase of Portfolio shares if in the opinion of management such rejection is in the Portfolio's best interest.

         Certificates representing shares purchased are not ordinarily issued. However, such purchases are confirmed to the investor and credited to the shareholder's account on the books maintained on behalf of the Fund. The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor may receive a certificate representing shares purchased by sending a letter to the Fund requesting the certificate. No charge is assessed by the Fund for any certificate issued. Investors who hold certificates representing any of their shares may only redeem these shares by written requests.

DETERMINING NET ASSET VALUE

         Orders for purchases of shares of a Portfolio are effected at the net asset value of that Portfolio next calculated after receipt of the order by the Fund and Federal Funds wire by the Portfolio's Custodian Bank.

         Net asset value is computed at the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time, on days when the New York Stock Exchange is open and an order to purchase or sell shares of a Portfolio has been received or is on hand, having been received since the last previous computation of net asset value. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         The net asset value per share of each Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the Portfolio. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at a price that is considered to best represent fair value within a range not in excess of the current ask prices nor less than the current bid prices. Domestic over-the-counter equities, domestic equity securities that are not traded and U.S. government securities (and those of its agencies and instrumentalities) are priced at the mean of the bid and ask price.

         Bonds and other fixed-income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed-income securities, which is accrued daily. In addition, bonds and other fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recent quoted mean price or, when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted mean price will be used. Securities with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

         Exchange-traded options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and ask prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value using methods determined by the Fund's Board of Directors.


         The securities in which The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio (as well as The Real Estate Investment Trust Portfolio and The High-Yield Bond Portfolio, to the limited extent described in the Prospectus) may invest from time to time may be listed primarily on foreign exchanges which trade on days when the New York Stock Exchange is closed (such as Saturday). As a result, the net asset value of those Portfolios may be significantly affected by such trading on days when shareholders have no access to the Portfolios.

         For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and ask prices of such currencies against the U.S. dollar as provided by an independent pricing service or any major bank, including the Custodian Banks. Forward foreign currency contracts are valued at the mean price of the contract. Interpolated values will be derived when the settlement date of the contract is on an interim period for which quotations are not available.

REDEMPTION AND REPURCHASE

         The following supplements the disclosure provided in the Fund's Prospectus.

         Each Portfolio may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the New York Stock Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

         No charge is made by any Portfolio for redemptions. Payment for shares redeemed or repurchased may be made either in cash or in-kind, or partly in cash and partly in-kind. Any portfolio securities paid or distributed in-kind would be valued as described in "DETERMINING NET ASSET VALUE." Subsequent sales by an investor receiving a distribution in-kind could result in the payment of brokerage commissions. Payment for shares redeemed ordinarily will be made within three business days, but in no case later than seven days, after receipt of a redemption request in good order. See "REDEMPTION OF SHARES" in the Prospectus for special redemption procedures and requirements that may be applicable to shareholders in The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio. Eligible investors who have an existing investment counseling relationship with Delaware Investment Advisers or Delaware International will not be subject to the Fund's in-kind redemption requirements until such time as the Fund receives appropriate regulatory approvals to permit such redemptions for the account of such investors.

         The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Portfolio during any 90-day period for any one shareholder.

         The value of a Portfolio's investments is subject to changing market prices. Redemption proceeds may be more or less than the shareholder's cost depending upon the market value of the Portfolio's securities. Thus, a shareholder redeeming shares of a Portfolio may, if such shareholder is subject to federal income tax, sustain either a gain or loss, depending upon the price paid and the price received for such shares.

SMALLER ACCOUNTS

         Due to the relatively higher cost of maintaining small accounts, the Fund reserves the right to redeem Portfolio shares in any of its accounts at the then-current net asset value if as a result of redemption or transfer a shareholder's investment in a Portfolio has a value of less than $500,000. However, before the Fund redeems such shares and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than $500,000 and will be allowed 90 days from that date of notice to make an additional investment to meet the required minimum. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption.

EXPEDITED TELEPHONE REDEMPTIONS

         The Fund has available certain redemption privileges, as described below. They are unavailable to shareholders of The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio whose redemptions trigger the special in-kind redemption procedures. See the Prospectus. The Fund reserves the right to suspend or terminate these expedited payment procedures at any time in the future.

         Shareholders wishing to redeem shares for which certificates have not been issued may call the Fund at (1-800-231-8002) prior to 4 p.m., Eastern time, and have the proceeds mailed to them at the record address. Checks payable to the shareholder(s) of record will normally be mailed three business days, but no later than seven days, after receipt of the redemption request.

         In addition, redemption proceeds can be transferred to your predesignated bank account by wire or by check by calling the Fund, as described above. The Telephone Redemption Option on the Account Registration Form must have been elected by the shareholder and filed with the Fund before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

         1. PAYMENT BY WIRE: Request that Federal Funds be wired to the bank account designated on the Account Registration Form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is no charge for this service. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.

         2. PAYMENT BY CHECK: Request a check be mailed to the bank account designated on the Account Registration Form. Redemption proceeds will normally be mailed three business days, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it. If expedited payment under these procedures could adversely affect a Portfolio, the Fund may take up to seven days to pay the shareholder.

         To reduce the risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the Account Registration Form. If a shareholder wishes to change the bank account designated for such redemption, a written request in accordance with the instructions set forth in the Prospectus will be required.

EXCHANGE PRIVILEGE


         Shares of each Portfolio of the Fund may be exchanged for shares of any other Portfolio or for the institutional classes of the other funds in the Delaware Group. Exchange requests should be sent to Delaware Pooled Trust, Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103 Attn: Client Services.


         Any such exchange will be based on the respective net asset values of the shares involved and will be subject to the minimum investment requirements noted above. There is no sales commission or charge of any kind and the shares of the Portfolio into which the exchange is made, if necessary, must be registered in the state in which the investor is domiciled. Before making an exchange, a shareholder should consider the investment objectives of the Portfolio to be purchased.

         Exchange requests may be made either by mail, FAX message or by telephone. Telephone exchanges will be accepted only if the certificates for the shares to be exchanged are held by the Fund for the account of the shareholder and the registration of the two accounts will be identical. Requests for exchanges received prior to 4 p.m., Eastern time, for the Portfolios will be processed as of the close of business on the same day. Requests received after this time will be processed on the next business day. Exchanges may also be subject to limitations as to amounts or frequency, and to other restrictions established by the Board of Directors to assure that such exchanges do not disadvantage a Portfolio and its shareholders. Exchanges into and out of The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed

Income Portfolio and The International Fixed Income Portfolio shall be subject to the special purchase and redemption procedures identified in sections of the Prospectus entitled "PURCHASE OF SHARES" and "REDEMPTION OF SHARES."

         For federal income tax purposes, an exchange between Portfolios is a taxable event for shareholders subject to federal income tax, and, accordingly, a gain or loss may be realized. The Fund reserves the right to suspend or terminate or amend the terms of the exchange privilege upon 60 days' written notice to client shareholders.

                                      * * *

Neither the Fund, the Portfolios nor the Fund's transfer agent, Delaware Service Company, Inc., is responsible for any losses incurred in acting upon written or telephone instructions for redemption or exchange of Portfolio shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will ensure that reasonable procedures are used to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or Delaware Service Company, Inc. may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

         Each Portfolio has qualified or intends to qualify, and each that has qualified intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax on net investment income and net realized capital gains which are distributed to shareholders.

         The Fund's policy is to distribute substantially all of each Portfolio's net investment income and any net realized capital gains in the amount and at the times that will avoid any federal income or excise taxes. Unless a shareholder elects to receive dividends and capital gains distributions in cash, all dividends and capital gains distributions shall be automatically reinvested in the Portfolios of the Fund. The amounts of any dividend or capital gains distributions cannot be predicted.


         All dividends out of net investment income, together with distributions from short-term capital gains, will be taxable to those shareholders who are subject to income taxes as ordinary income. (These distributions may be eligible for the dividends-received deductions for corporations.) Any net long-term capital gains distributed to those shareholders who are subject to income tax will be taxable as such, regardless of the length of time a shareholder has owned their shares. Of the dividends paid by The Defensive Equity, The Aggressive Growth and The Real Estate Investment Trust Portfolios for the fiscal year ended October 31, 1996, 55%, 5% and 44%, respectively, were eligible for the dividends-received deduction for corporations.


         Undistributed net investment income is included in the Portfolio's net assets for the purpose of calculating net asset value per share. Therefore on the "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders who are subject to tax.

         Each Portfolio of the Fund is treated as a separate entity (and hence as a separate "regulated investment company") for federal tax purposes. Any net capital gains recognized by a Portfolio are distributed to its investors without need to offset (for federal income tax purposes) such gains against any net capital losses of another Portfolio.

         Each year, the Fund will mail to you information on the amount and tax status of each Portfolio's dividends and distributions. Shareholders should consult their own tax advisers regarding specific questions as to federal, state or local taxes.

TAXES

         The following supplements the tax disclosure provided in the Fund's Prospectus.

FUTURES CONTRACTS AND STOCK OPTIONS

(THE AGGRESSIVE GROWTH PORTFOLIO AND THE REAL ESTATE INVESTMENT TRUST PORTFOLIO)

         The Aggressive Growth Portfolio's and The Real Estate Investment Trust Portfolio's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. For example, certain positions held by a Portfolio on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on such day, and any gain or loss associated with such positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Portfolio that substantially diminish its risk of loss with respect to other positions in a Portfolio will constitute "straddles," which are subject to special tax rules that may cause deferral of the Portfolio's losses, adjustments in the holding periods of Portfolio securities and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles which could alter the effects of these rules. The Portfolios will limit their activities in options and futures contracts to the extent necessary to meet the requirements of Subchapter M of the Code.

FORWARD CURRENCY CONTRACTS

(THE INTERNATIONAL EQUITY PORTFOLIO, THE LABOR SELECT INTERNATIONAL EQUITY PORTFOLIO, THE REAL ESTATE INVESTMENT TRUST PORTFOLIO, THE GLOBAL FIXED INCOME PORTFOLIO AND THE INTERNATIONAL FIXED INCOME PORTFOLIO)

         The International Equity Portfolio, The Labor Select International Equity Portfolio, The Real Estate Investment Trust Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio will be required for federal income tax purposes to recognize any gains and losses on forward currency contracts as of the end of each taxable year as well as those actually realized during the year. In most cases, any such gain or loss recognized with respect to a forward currency contract is considered to be ordinary income or loss. Furthermore, forward currency futures contracts which are intended to hedge against a change in the value of securities held by these Portfolios may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.


         Special tax considerations also apply with respect to foreign investments of these Portfolios. For example, certain foreign exchange gains and losses (including exchange gains and losses on forward currency contracts) realized by the Portfolio will be treated as ordinary income or losses.

STATE AND LOCAL TAXES

         Shares of the Fund are exempt from Pennsylvania county personal property tax.

INVESTMENT MANAGEMENT AGREEMENTS


         Delaware Investment Advisers, a division of Delaware Management Company, Inc. ("Delaware"), One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to The Defensive Equity, The Aggressive Growth, The Fixed Income, The Limited-Term Maturity, The Defensive Equity Small/Mid-Cap, The Real Estate Investment Trust and The High-Yield Bond Portfolios, subject to the supervision and direction of the Fund's Board of Directors. Delaware International Advisers Ltd. ("Delaware International"), Veritas House, 125 Finsbury Pavement, London, England EC2A 1NQ, furnishes similar services to The International Equity, The Labor Select International Equity, The Global Fixed Income and The International Fixed Income Portfolios, subject to the supervision and direction of the Fund's Board of Directors. Lincoln Investment Management, Inc. ("Lincoln") serves as sub-adviser to Delaware with respect to The Real Estate Investment Trust Portfolio. Lincoln's address is 200 E. Berry Street, Fort Wayne, Indiana 46802.

         Delaware and its predecessors have been managing the funds in the Delaware Group since 1938. On October 31, 1996, Delaware and its affiliates within the Delaware Group, including Delaware International, were managing in the aggregate more than $30 billion in assets in various institutional or separately managed (approximately $19,214,690,000) and investment company (approximately $11,539,873,000) accounts.

         Lincoln (formerly Lincoln National Investment Management Company) was incorporated in 1930. As of October 31, 1996, Lincoln had over $39 billion in assets under management.

         The Investment Management Agreements for The Defensive Equity, The Aggressive Growth, The Fixed Income, The Limited-Term Maturity, The International Equity, The Global Fixed Income and The International Fixed Income Portfolios are each dated April 3, 1995 and were approved by shareholders on March 29, 1995. The Investment Management Agreements for The Defensive Equity Small/Mid-Cap, The Labor Select International Equity, The Real Estate Investment Trust and The High-Yield Bond Portfolios are each dated November 29, 1995 and were approved by the initial shareholders on November 30, 1995. The Sub-Advisory Agreement for The Real Estate Investment Trust Portfolio is dated November 29, 1995 and was approved by the initial shareholder on November 30, 1995.


         Each such Agreement has an initial term of two years and may be renewed after its initial term only so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Portfolio, and only if the terms of the renewal thereof have been approved by the vote of a majority of the directors of the Fund who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days' notice by the directors of the Fund or by the investment adviser. Each Agreement will terminate automatically in the event of its assignment.

         As compensation for the services to be rendered under their advisory agreements, Delaware or, as relevant, Delaware International is entitled to an advisory fee calculated by applying a quarterly rate, based on the following annual percentage rates, to the Portfolio's average daily net assets for the quarter:

                           PORTFOLIO                                                  RATE
                           ---------                                                  ----
                  The Defensive Equity Portfolio                                     0.55%
                  The Aggressive Growth Portfolio                                    0.80%
                  The International Equity Portfolio                                 0.75%
                  The Defensive Equity Small/Mid-Cap Portfolio                       0.65%
                  The Labor Select International Equity Portfolio                    0.75%
                  The Real Estate Investment Trust Portfolio                         0.75%*
                  The Fixed Income Portfolio                                         0.40%
                  The Limited-Term Maturity Portfolio                                0.30%
                  The Global Fixed Income Portfolio                                  0.50%
                  The International Fixed Income Portfolio                           0.50%
                  The High-Yield Bond Portfolio                                      0.45%

* Delaware has entered into a sub-advisory agreement with Lincoln with respect to The Real Estate Investment Trust Portfolio. As compensation for its services as sub-adviser to Delaware, Lincoln is entitled to receive a sub-advisory fee equal to 30% of the investment management fee under Delaware's Investment Management Agreement with the Fund on behalf of the Portfolio.


         Out of the investment advisory fees to which they are otherwise entitled, Delaware and Delaware International pay their proportionate share of the fees paid to unaffiliated directors by the Fund, except that Delaware International will make no such payments out of the fees it receives from managing The International Fixed Income and The Labor Select International Equity Portfolios and Delaware will make no such payments out of the fees it receives from managing The Defensive Equity Small/Mid-Cap, The Real Estate Investment Trust and The High- Yield Bond Portfolios.


         With respect to The Defensive Equity, The Aggressive Growth, The Fixed Income and The Limited-Term Maturity Portfolios, Delaware had elected voluntarily to waive that portion, if any, of the annual investment advisory fees payable by a particular Portfolio and to reimburse a Portfolio for its expenses to the extent necessary to ensure that the expenses of that Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) did not exceed, on an annualized basis, respectively, 0.68%, 0.93%, 0.53% and 0.43%, as a percentage of average net assets during the period from the commencement of the public offering for the Portfolio through October 31, 1992. These waivers and reimbursement commitments have been extended through April 30, 1997. Similarly, Delaware International, the investment adviser to The International Equity Portfolio and The International Fixed Income Portfolio, voluntarily elected to waive that portion, if any, of its annual investment advisory fees and to reimburse a particular Portfolio for its expenses to the extent necessary to ensure that the expenses of that Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) did not exceed, on an annualized basis, respectively, 0.96% and 0.62%, as a percentage of average net assets. For The International Equity Portfolio, the waiver and reimbursement commitment applied to the period from the commencement of the public offering for the Portfolio through October 31, 1992. Such waiver and reimbursement commitment has been extended through April 30, 1997. For The International Fixed Income Portfolio the waiver and reimbursement commitment applied to the period from the commencement of the public offering for the Portfolio through

April 30, 1994. Such waiver and reimbursement commitment for The International Fixed Income Portfolio has been modified to provide that such expenses of the Portfolio do not exceed, on an annual basis, 0.60% through April 30, 1997. Delaware International, also the investment adviser to The Global Fixed Income Portfolio, voluntarily elected to waive that portion, if any, of its annual investment advisory fees and to reimburse the Portfolio for its expenses to the extent necessary to ensure that the expenses of that Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) did not exceed, on an annualized basis, 0.62% from the commencement of the public offering of the Portfolio through October 31, 1993. Such waiver and reimbursement commitment had been extended through October 31, 1994, but modified, effective November 1, 1994 through April 30, 1997 to provide that such expenses of the Portfolio do not exceed, on an annualized basis, 0.60%. Amounts will be prorated over each Portfolio's initial fiscal period from commencement of operations, if less than a complete fiscal year.

         With respect to The Defensive Equity Small/Mid-Cap Portfolio, The Real Estate Investment Trust Portfolio and The High-Yield Bond Portfolio, Delaware Investment Advisers has elected voluntarily to waive that portion, if any, of the annual Investment Advisory Fee payable by such Portfolios and to reimburse each Portfolio for its expenses to the extent necessary to ensure that the expenses of each Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, as a percentage of average net assets, on an annualized basis, 0.79%, 0.89% and 0.59%, respectively, during the period from the commencement of the public offering of such Portfolios through October 31, 1996. Such waiver and reimbursement commitment has been extended through April 30, 1997. Similarly, Delaware International, the investment adviser to The Labor Select International Equity Portfolio, has elected voluntarily to waive that portion, if any, of the annual Investment Advisory Fee payable by The Labor Select International Equity Portfolio and to reimburse the Portfolio for its expenses to the extent necessary to ensure that the expenses of that Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, on an annualized basis, 0.96% of such Portfolio's average net assets during the period from the commencement of the public offering of the Portfolio through April 30, 1997. Other Operating Expenses for The Defensive Equity Small/Mid-Cap and The High-Yield Bond Portfolios are estimated.

         Investment management fees incurred for the last three fiscal years with respect to each Portfolio follows:

PORTFOLIO                                 OCTOBER 31, 1996  OCTOBER 31, 1995    OCTOBER 31, 1994
---------                                 ----------------  ----------------    ----------------
The Defensive Equity Portfolio            $ 343,114 earned  $ 255,586 earned    $ 121,537 earned
                                          $   328,126 paid  $   237,776 paid    $    88,345 paid
                                          $  14,988 waived  $  17,810 waived    $  33,192 waived

The Aggressive Growth Portfolio           $ 214,315 earned  $ 202,809 earned    $ 171,517 earned
                                          $   185,753 paid  $   163,397 paid    $   118,977 paid
                                          $  28,562 waived  $  39,412 waived    $  52,540 waived

The International Equity Portfolio        $ 1,632,036 paid  $   792,936 paid    $ 390,070 earned
                                                                                $   374,822 paid
                                                                                $  15,248 waived

The Global Fixed Income Portfolio         $ 762,870 earned  $ 349,107 earned    $ 175,663 earned
                                          $   661,220 paid  $   293,883 paid    $   124,905 paid
                                          $ 101,650 waived  $  55,224 waived    $  50,758 waived

The Labor Select International            $ 100,144 earned               N/A                 N/A
         Equity Portfolio                 $    50,055 paid
                                          $  50,089 waived

The Real Estate Investment                $ 153,313 earned               N/A                 N/A
         Trust Portfolio                  $   127,250 paid
                                          $  26,063 waived

The Fixed Income Portfolio                $  19,389 earned               N/A                 N/A
                                          $       -0- paid
                                          $  19,389 waived

         On October 31, 1996, the total net assets of the Fund were $707,861,340, broken down as follows:

                  The Defensive Equity Portfolio                   $ 67,178,884
                  The Aggressive Growth Portfolio                  $ 28,525,544
                  The International Equity Portfolio               $299,949,843
                  The Global Fixed Income Portfolio                $252,068,251
                  The Labor Select International Equity Portfolio  $ 23,153,615
                  The Real Estate Investment Trust Portfolio       $ 26,467,638
                  The Fixed Income Portfolio                       $ 10,517,565


         Delaware is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH").


         Except for the expenses borne by the investment advisers under their respective Investment Management Agreements and the distributor under the Distribution Agreements, each Portfolio is responsible for all of its own expenses. Among others, these include each Portfolio's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders. The ratios of expenses to average daily net assets for the fiscal year ended October 31, 1996 were as follows:

                  The Defensive Equity Portfolio                   0.67%*
                  The Aggressive Growth Portfolio                  0.90%*
                  The International Equity Portfolio               0.89%
                  The Global Fixed Income Portfolio                0.60%*
                  The Labor Select International Equity Portfolio  0.92%*/**
                  The Real Estate Investment Trust Portfolio       0.89%*/**

*Reflects the voluntary waiver of fees by the respective investment manager. **Annualized.

         The ratio of expenses to average daily net assets for The Fixed Income Portfolio is expected to equal 0.53% on an annual basis.


DISTRIBUTION AND SERVICE


         Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor for The Defensive Equity, The Aggressive Growth, The Fixed Income, The Limited-Term Maturity, The International Equity, The Global Fixed Income and The International Fixed Income Portfolios under separate Distribution Agreements dated April 3, 1995. It is the national distributor for The Defensive Equity Small/Mid-Cap, The Labor Select International Equity, The Real Estate Investment Trust and The High-Yield Bond Portfolios under separate Distribution Agreements dated November 29, 1995. Delaware Distributors, L.P. is an affiliate of the investment advisers and bears all of the costs of promotion and distribution. Prior to January 3, 1995, Delaware Distributors, Inc. ("DDI") served as the national distributor of the Fund's shares. On that date, Delaware Distributors, L.P., a newly formed limited partnership, succeeded to the business of DDI. All officers and employees of DDI became officers and employees of Delaware Distributors, L.P. DDI is the corporate general partner of Delaware Distributors, L.P. and both DDI and Delaware Distributors, L.P. are indirect, wholly owned subsidiaries of DMH.


         Delaware Service Company, Inc., an affiliate of Delaware, is the Fund's shareholder servicing, dividend disbursing and transfer agent for each Portfolio pursuant to an Amended and Restated Shareholders Services Agreement dated November 29, 1995. Delaware Service Company, Inc. also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. Delaware Service Company, Inc.'s principal business address is 1818 Market Street, Philadelphia, PA 19103. It is also an indirect, wholly owned subsidiary of DMH.

OFFICERS AND DIRECTORS


         The business and affairs of the Fund are managed under the direction of its Board of Directors. As of December 31, 1996, no one account held 25% or more of the outstanding shares of any of the Fund's Portfolios.

         As of December 31, 1996, the management believes the following accounts held 5% or more of the outstanding shares of a Portfolio:



Portfolio                   Name and Address of Account                Share Amount                Percentage
---------                   ---------------------------                ------------                ----------

The Defensive
Equity Portfolio            Northern Trust
                            TRST PHH Group
                            P.O. Box 92956
                            Chicago, IL 60690                             567,391                    11.27%

                            Strafe & Co.
                            For Consolidated Products
                            Profit Sharing Plan
                            P.O. Box 160
                            Westerville, OH 43086                         474,923                     9.43%

                            The Northern Trust Company
                            TRST Children's Memorial
                            Pension Trust
                            22-45691 / 2-255243
                            P.O. Box 92956
                            Chicago, IL 60690                             340,562                     6.76%

                            Commerce Bank of Kansas City
                            Trust Burns & McDonnell
                            Employee Stock Ownership Plan
                            P.O. Box 419248
                            Kansas City, MO 64141                         334,103                     6.64%

                            Metz Baking Company
                            Master Pension Trust
                            1014 Nebraska Street
                            Sioux City, IA 51105                          303,020                     6.02%

                            Patterson & Company
                            c/o CoreStates Bank
                            P.O. Box 7829
                            Philadelphia, PA 19101                        301,215                     5.98%

                            Cherrytrust & Co.
                            FBO Colorado Open Shop
                            Employers Pension Trust
                            C/O The Bank of Cherry Creek NA
                            3033 E. First Ave
                            Denver, CO 80206                              288,770                     5.74%

The Aggressive
Growth Portfolio            Blue Cross & Blue Shield
                            of Connecticut, Inc.
                            370 Bassett Rd.
                            North Haven, CT 06473                       1,203,722                    52.57%

Portfolio                   Name and Address of Account                Share Amount                Percentage
---------                   ---------------------------                ------------                ----------



The Aggressive              The Hillman Foundation, Inc.
Growth Portfolio            2000 Grant Building
                            Pittsburgh, PA 15219                          411,609                    17.97%

                            St. Elizabeth Hospital
                            Medical C1044 Belmont Ave.
                            Youngstown, OH 44504                          394,131                    17.21%

                            Crestar Bank
                            Cust the College of
                            William and Mary
                            P.O. Box 8795
                            Blow Memorial Hall
                            Williamsburg, VA 23187                        134,203                     5.86%

The International
Equity Portfolio            The Salvation Army
                            A Georgia Corporation
                            1424 Northeast Expressway
                            Atlanta, GA 30329                           2,281,347                    10.54%

                            The Salvation Army
                            440 West Nyack Road
                            West Nyack, NY 10994                        2,241,857                    10.36%

                            Father Flanagan's
                            Foundation Fund
                            14100 Crawford St.
                            Boys Town, NE 68010                         2,165,508                    10.01%

                            Mac & Co.
                            A/C LCPF0763222
                            Mutual Fund Operations
                            P.O. Box 3198
                            Pittsburgh, PA 15230                        1,494,892                     6.91%

                            National City Trust Company
                            Cust University of Kentucky
                            101 S. Fifth St.
                            Louisville, KY 40202                        1,182,277                     5.46%

Portfolio                   Name and Address of Account                Share Amount                Percentage
---------                   ---------------------------                ------------                ----------


The Fixed Income
Portfolio                   Northumberland City
                            Employees Retirement Fund
                            Cust. Northern Central Bank
                            c/o Keystone Financial
                            Trust Operation
                            P.O. Box 2450
                            Altoona, PA 16603                             588,887                    30.45%

                            Patterson & Co.
                            c/o CoreStates Bank
                            P.O. Box 7829
                            Philadelphia, PA 19101                        327,302                    16.92%

                            Delaware Management Company
                            Attn. Joe Hastings
                            1818 Market Street
                            Philadelphia, PA 19103                        317,303                    16.41%

                            The City of Groton
                            295 Meridian Street
                            Groton, CT 06340                              310,549                    16.06%

                            Crestar Bank
                            Cust The College of
                            William and Mary
                            Room 224 Private Funds Office
                            Blow Memorial Hall
                            P.O. Box 8795
                            Williamsburg, VA 23187                        173,905                     8.99%

                            Philadelphia Association of Zeta Psi
                            Fraternity U/T/A E W Weil
                            20 Benezet Street
                            Philadelphia, PA 19118                        139,660                     7.22%


The Global Fixed
Income Portfolio            Saxon & Co.
                            FBO Western Pennsylvania Fund
                            & Employees Pension Fund
                            P.O. Box 7780-1888
                            Philadelphia, PA 19183                      3,307,282                    13.72%

                            St. Louis University
                            3500 Lindell Blvd.
                            St. Louis, MO 63103                         3,293,631                    13.67%

Portfolio                   Name and Address of Account                Share Amount                Percentage
---------                   ---------------------------                ------------                ----------


The Global Fixed            Washington Suburban
Income Portfolio            Sanitary Commission
                            Employees Retirement Plan
                            14501 Sweitzer Ln.
                            Laurel, MD 20707                            2,920,265                    12.12%

                            Mary Hitchock Memorial Hospital
                            One Medical Center Drive
                            Lebanon, NH 03756                           1,699,371                     7.05%

The Global Fixed
Income Portfolio                Optima Health Inc.
                                Master Custody
                                C/O Chase Manhattan Bank
                                770 Broadway
                                New York, NY 10003                      1,686,698                     7.00%

                               Amherst H. Wilder Foundation
                               919 Lafond Ave.
                               St. Paul, MN 55104                       1,643,926                     6.82%

The Labor Select
International Equity
Portfolio                   Operating Engineers LCL 101
                            Pension
                            301 E. Armour Blvd.
                            Suite 203
                            Kansas City, MO 64111                       1,061,747                    45.53%

                            First of America Trust Company
                            Cust Plumbers and Steamfitters
                            Local 137 Pension Trust
                            Intl Portfolio
                            P.O. Box 4042
                            Kalamazoo, MI 49002                           367,146                    15.70%

                            Carpenters 626 Pension Fund
                            P.O. Box 740
                            Davis Road and Oakwood Lane
                            Valley Forge, PA 19482                        225,115                     9.63%

Portfolio                   Name and Address of Account                Share Amount                Percentage
---------                   ---------------------------                ------------                ----------


The Labor Select            Architectural & Ornamental
International Equity        Ironworkers Local 63
Portfolio                   2525 West Lexington
                            Broadview, IL 60153                           163,595                     7.00%

The Real Estate
Investment Trust
Portfolio                   The Lincoln National
                            Life Insurance Company
                            Separate Account No. 5
                            1300 S. Clinton Street
                            Fort Wayne, IN 46802                        1,142,711                    38.48%

                            The Lincoln National
                            Life Insurance Company
                            1300 S. Clinton Street
                            Fort Wayne, IN 46802                        1,136,311                    38.27%

                            American States Insurance Company
                            500 N. Meridian St.
                            Indianapolis, IN 46204                        568,156                    19.13%

The High-Yield
Bond Portfolio              Chicago Trust Company
                            FBO Lincoln National Corporation
                            Employees Retirement Plan
                            c/o Marshall & Ilsley Trust Company
                            P.O. Box 2977
                            Milwaukee, WI 53201                           301,938                    99.99%



         DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc. are direct or indirect, wholly owned subsidiaries of DMH. On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. In connection with the merger, new Investment Management Agreements between the Fund on behalf of The Defensive Equity Portfolio, The Aggressive Growth Portfolio, The Fixed Income Portfolio and The Limited-Term Maturity Portfolio and Delaware, and new Investment Management Agreements between the Fund on behalf of The International Equity Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio and Delaware International were executed following shareholder approval. DMH, Delaware and Delaware International are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Certain officers and directors of the Fund hold identical positions in each of the other funds in the Delaware Group. Directors and principal officers of the Fund are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

*WAYNE A. STORK (59)

         Chairman and Director of the Fund, Delaware Distributors, Inc.,
                  Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc.
         Chairman, President, Chief Executive Officer, Director and/or Trustee of 17 other investment companies in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware International Holdings Ltd. and Founders Holdings, Inc.
         Chairman, President, Chief Executive Officer, Chief Investment Officer
                  and Director of Delaware Management Company, Inc.
         Chairman, Chief Executive Officer and Director of Delaware
                  International Advisers Ltd. Director of Delaware Service Company, Inc.
         During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

WINTHROP S. JESSUP (51)
         President and Chief Executive Officer of the Fund.
         Executive Vice President of 17 other investment companies in the
                  Delaware Group and Delaware Management Holdings, Inc. President and Director of Delaware Capital Management, Inc.
         Executive Vice President and Director of DMH Corp., Delaware Management
                  Company, Inc., Delaware International Holdings Ltd. and Founders Holdings, Inc.
         Vice Chairman and Director of Delaware Distributors, Inc.
         Vice Chairman of Delaware Distributors, L.P.
         Director of Delaware Service Company, Inc., Delaware International
                  Advisers Ltd., Delaware Management Trust Company and Delaware Investment & Retirement Services, Inc.
         During the past five years, Mr. Jessup has served in various executive capacities at different times within the Delaware organization.

RICHARD G. UNRUH, JR. (57)
         Executive Vice President of the Fund and each of the other 17 investment companies in the Delaware Group.
         Executive Vice President and Director of Delaware Management Company,
                  Inc.
         Senior Vice President of Delaware Management Holdings, Inc. and
                  Delaware Capital Management, Inc.
         Director of Delaware International Advisers Ltd.
         During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

----------
*Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.

PAUL E. SUCKOW (49)
         Executive Vice President/Chief Investment Officer, Fixed Income of the
                  Fund, each of the other 17 investment companies in the Delaware Group and Delaware Management Company, Inc.
         Executive Vice President/Chief Investment Officer/Fixed Income and
                  Director of Founders Holdings, Inc.
         Senior Vice President/Chief Investment Officer, Fixed Income of Delaware Management Holdings, Inc.
         Director of Founders CBO Corporation.
         Senior Vice President of Delaware Capital Management, Inc.
         Director, HYPPCO Finance Company Ltd.
         Before returning to the Delaware Group in 1993, Mr. Suckow was Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for the Delaware Group.

WALTER P. BABICH (69)
         Director and/or Trustee of the Fund and each of the other 17 investment companies in the Delaware Group.
         460 North Gulph Road, King of Prussia, PA  19406.
         Board Chairman, Citadel Constructors, Inc.
         From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

ANTHONY D. KNERR (58)
         Director and/or Trustee of the Fund and each of the other 17 investment companies in the Delaware Group.
         500 Fifth Avenue, New York, NY  10110.
         Founder and Managing Director, Anthony Knerr & Associates.
         From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

ANN R. LEVEN (56)
         Director and/or Trustee of the Fund and each of the other 17 investment companies in the Delaware Group.
         785 Park Avenue, New York, NY  10021.
         Treasurer, National Gallery of Art.
         From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. THACHER LONGSTRETH (76)
         Director and/or Trustee of the Fund and each of the other 17 investment companies in the Delaware Group.
         City Hall, Philadelphia, PA  19107.
         Philadelphia City Councilman.

CHARLES E. PECK (71)
         Director and/or Trustee of the Fund and each of the other 17 investment companies in the Delaware Group.
         P.O. Box 1102, Columbia, MD  21044.
         Secretary/Treasurer, Enterprise Homes, Inc.
         From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of The Ryland Group, Inc., Columbia, MD.

DAVID K. DOWNES (57)
         Senior Vice President/Chief Administrative Officer/Chief Financial
                  Officer of the Fund, each of the other 17 investment companies in the Delaware Group and Delaware Management Company, Inc.
         Chairman and Director of Delaware Management Trust Company.
         Chief Executive Officer and Director of Delaware Investment &
                  Retirement Services, Inc.
         Executive Vice President/Chief Administrative Officer/Chief Financial
                  Officer/Treasurer of Delaware Management Holdings, Inc.
         Senior Vice President/Chief Financial Officer/Treasurer and Director
                  of DMH Corp.
         Senior Vice President/Chief Administrative Officer and Director of
                  Delaware Distributors, Inc.
         Senior Vice President/Chief Administrative Officer of Delaware
                  Distributors, L.P.
         Senior Vice President/Chief Administrative Officer/Chief Financial
                  Officer and Director of Delaware Service Company, Inc.
         Chief  Financial Officer and Director of Delaware International
                  Holdings Ltd.
         Senior Vice President/Chief Financial Officer/Treasurer of Delaware
                  Capital Management, Inc.
         Senior Vice President/Chief Financial Officer and Director of
                  Founders Holdings, Inc.
         Director of Delaware International Advisers Ltd.
         Before joining the Delaware Group in 1992, Mr. Downes was Chief
                  Administrative Officer, Chief Financial Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992 and Vice Chairman from March 1992 through August 1992.

GEORGE M. CHAMBERLAIN, JR. (49)
         Senior Vice President and Secretary of the Fund, each of the other 17 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Distributors, L.P.
         Executive Vice President, Secretary and Director of Delaware Management
                  Trust Company.
         Senior Vice President, Secretary and Director of DMH Corp., Delaware
                  Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Investment & Retirement Services, Inc. and Delaware Capital Management, Inc.
         Secretary and Director of Delaware International Holdings Ltd.
                  Director of Delaware International Advisers Ltd.
         Attorney.
         During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

GEORGE E. DEMING (55)
         Vice President/Senior Portfolio Manager of The Defensive Equity
                  Portfolio.
         Vice President/Senior Portfolio Manager of Delaware Investment
                  Advisers.
         Before joining the Delaware Group in 1978, Mr. Deming was responsible for portfolio management and institutional sales at White Weld & Co., Inc. He is a member of the Financial Analysts of Philadelphia.
         During the past five years, Mr. Deming has served in various capacities at different times within the Delaware organization.

EDWARD N. ANTOIAN (41)
         Vice President/Senior Portfolio Manager of the Fund, of seven other investment companies in the Delaware Group and of Delaware Management Company, Inc.
         During the past five years, Mr. Antoian has served in such capacities within the Delaware organization.

GERALD S. FREY (50)
         Vice President/Senior Portfolio Manager of the Fund, of seven other investment companies in the Delaware Group and of Delaware Management Company, Inc.
         Before joining the Delaware Group in 1996, Mr. Frey was a Senior
                  Director with Morgan Grenfell Capital Management, New York, NY from 1986 to 1995.

GARY A. REED (42)
         Vice President/Senior Portfolio Manager of the Fund, of nine other investment companies in the Delaware Group, of Delaware Management Company, Inc. and Delaware Capital Management, Inc.
         Vice President/Senior Portfolio Manager of Delaware Capital
                  Management, Inc.
         During the past five years, Mr. Reed has served in such capacities within the Delaware organization.

GERALD T. NICHOLS (38)
         Vice President/Senior Portfolio Manager of the Fund, of 11 other investment companies in the Delaware Group and of Delaware Management Company, Inc.
         Vice President of Founders Holdings, Inc.
         Treasurer/Assistant Secretary and Director of Founders CBO Corporation. During the past five years, Mr. Nichols has served in various capacities at different times within the Delaware organization.

PAUL A. MATLACK (37)
         Vice President/Senior Portfolio Manager of the Fund, of 11 other investment companies in the Delaware Group and of Delaware Management Company, Inc.
         Vice President of Founders Holdings, Inc.
         President and Director of Founders CBO Corporation.
         During the past five years, Mr. Matlack has served in various capacities at different times within the Delaware organization.

DAVID C. DALRYMPLE (39)
         Vice President/Senior Portfolio Manager of the Fund, of seven other investment companies in the Delaware Group and of Delaware Management Company, Inc.
         Before joining the Delaware Group in 1991, Mr. Dalrymple was an
                  Assistant Portfolio Manager for Lord Abbett and Company, New York, N.Y. from 1986 to 1991.

BABACK ZENOUZI (33)
         Vice President/Portfolio Manager of the Fund and of nine other investment companies in the Delaware Group.
         Vice President/Assistant Portfolio Manager of Delaware Investment
                  Advisers.
         Before joining the Delaware Group in 1992, Mr. Zenouzi held positions of Assistant Vice President, Senior Financial Analyst and Portfolio Accountant for The Boston Company, Boston, MA from 1986 to 1991.

JOSEPH H. HASTINGS (47)
         Vice President/Corporate Controller of the Fund, each of the other
                  17 investment companies in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc., Founders Holdings, Inc. and Delaware International Holdings Ltd.
         Chief Financial Officer/Treasurer of Delaware Investment &
                  Retirement Services, Inc.
         Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                  Management Trust Company.
         Assistant Treasurer of Founders CBO Corporation.
         1818 Market Street, Philadelphia, PA  19103.
         Before joining the Delaware Group in 1992, Mr. Hastings was Chief
                  Financial Officer for Prudential Residential Services, L.P., New York, NY from 1989 to 1992. Prior to that, Mr. Hastings served as Controller and Treasurer for Fine Homes International, L.P., Stamford, CT from 1987 to 1989.

MICHAEL P. BISHOF (34)
         Vice President/Treasurer of the Fund, each of the other 17 investment companies in the Delaware Group, Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Distributors, L.P., Delaware Service Company, Inc. and Founders Holdings, Inc.
         Vice President/Manager of Investment Accounting of Delaware
                  International Holdings Ltd.
         Assistant Treasurer of Founders CBO Corporation.
         Before joining the Delaware Group in 1995, Mr. Bishof was a Vice
                  President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

         The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from the Fund and the total compensation received from all Delaware Group funds for the fiscal year ended October 31, 1996 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of October 31, 1996.


                                              PENSION OR
                                              RETIREMENT        ESTIMATED          TOTAL
                                               BENEFITS          ANNUAL        COMPENSATION
                             AGGREGATE          ACCRUED         BENEFITS        FROM ALL 17
                           COMPENSATION       AS PART OF          UPON           DELAWARE
NAME                         FROM FUND       FUND EXPENSES     RETIREMENT*      GROUP FUNDS
W. Thacher Longstreth         $2,088             None             $30,000         $44,102
Ann R. Leven                  $2,446             None             $30,000         $52,238
Walter P. Babich              $2,249             None             $30,000         $48,102
Anthony D. Knerr              $2,407             None             $30,000         $51,238
Charles E. Peck               $2,252             None             $30,000         $47,238

* Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each fund in the Delaware Group for a period equal to the lesser of the number of years that such person served as a director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors of each fund at the time of such person's retirement. If an eligible director retired as of October 31, 1996, he or she would be entitled to annual payments totaling $30,000, in the aggregate, from all of the funds in the Delaware Group, based on the number of funds in the Delaware Group as of that date.

GENERAL INFORMATION

CUSTODY ARRANGEMENTS


     The Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245 serves as custodian for The Global Fixed Income, The International Equity, The Labor Select International Equity, The Real Estate Investment Trust, The High-Yield Bond and The International Fixed Income Portfolios. Bankers Trust Company, One Bankers Trust Plaza, New York, NY 10006 serves as custodian for The Defensive Equity, The Aggressive Growth, The Fixed Income, The Limited-Term Maturity and The Defensive Equity Small/Mid-Cap Portfolios. The Chase Manhattan Bank serves as custodian for all Portfolios with respect to foreign securities.


     With respect to foreign securities, The Chase Manhattan Bank makes arrangements with subcustodians who were approved by the directors of the Fund in accordance with Rule 17f-5 of the 1940 Act. In the selection of foreign subcustodians, the directors consider a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for the Fund, and the reputation of the institutions in the particular country or region.

CAPITALIZATION
     The Fund has a present authorized capitalization of one billion shares of capital stock with a $.01 par value per share. The Board of Directors has allocated fifty million shares to each Portfolio. While all shares have equal voting rights on matters affecting the entire Fund, each Portfolio would vote separately on any matter which affects only that Portfolio, such as any change in its own investment objective and policy or action to dissolve a Portfolio and as otherwise prescribed by the 1940 Act. Shares of each Portfolio have a priority in that Portfolios' assets, and in gains on and income from the portfolio of that Portfolio. Shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

     The legality of the issuance of the shares offered hereby, pursuant to registration under the 1940 Act Rule 24f-2, has been passed upon for the Fund by Messrs. Stradley, Ronon, Stevens & Young, LLP, Philadelphia, Pennsylvania.

NONCUMULATIVE VOTING
     Portfolio shares have noncumulative voting rights which means that the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all the directors if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any directors.

     This Statement of Additional Information does not include all of the information contained in the Registration Statement which is on file with the Securities and Exchange Commission.

FINANCIAL STATEMENTS


     Ernst & Young LLP serves as the independent auditor for the Fund and, in its capacity as such, audits the financial statements contained in the Fund's Annual Reports. The Defensive Equity, The Aggressive Growth, The International Equity, The Global Fixed Income, The Labor Select International Equity, The Real Estate Investment Trust and The Fixed Income Portfolios' Statements of Net Assets, Statements of Operations, Statements of Changes in Net Assets and Notes to Financial Statements, and The Limited-Term Maturity Portfolio's and The International Fixed Income Portfolio's Statement of Assets and Liabilities and Notes to Financial Statements as well as the reports of Ernst & Young LLP, independent auditors, for the fiscal year ended October 31, 1996 are included in the Fund's Annual Reports to shareholders. The financial statements, the notes relating thereto and the report of Ernst & Young LLP, listed above are incorporated by reference from the Annual Reports into this Statement of Additional Information.

                                                     Form N-1A
                                                     File No. 33-40991
                                                     Delaware Pooled Trust, Inc.




                                     PART C

                                Other Information

Item 24.       Financial Statements and Exhibits

               (a)      Financial Statements:

                        Part A      -   Financial Highlights

                       *Part B      -   Statements of Net Assets
                                        Statements of Assets and Liabilities
                                        Statements of Operations
                                        Statements of Changes in Net Assets
                                        Notes to Financial Statements
                                        Accountant's Report


               * The financial statements and Accountant's Report listed above are incorporated into Part B by reference to the Registrant's Annual Reports for the fiscal year ended October 31, 1996 for The Defensive Equity, The Aggressive Growth, The Global Fixed Income, The Fixed Income, The Real Estate Investment Trust, The International Equity and The Labor Select International Equity Portfolios. The Statement of Assets and Liabilities, Notes to Financial Statements and Accountant's Reports for The Limited-Term Maturity Portfolio and The International Fixed Income Portfolio are incorporated into Part B by reference to the Registrant's Annual Reports for those Portfolios for the fiscal year ended October 31, 1996.


               (b)    Exhibits:

                        (1)     Articles of Incorporation.

                                (a) Articles of Incorporation, as amended and supplemented through November 28, 1995, incorporated into this filing by reference to Post-Effective Amendment No. 8 filed September 15, 1995 and Post-Effective Amendment No. 9 filed November 24, 1995.


                                (b)      Form of Articles Supplementary (January
                                         1997) attached as Exhibit.

PART C - Other Information                          Form N-1A
(Continued)                                         File No. 33-40991
                                                    Delaware Pooled Trust, Inc.






                        (2) By-Laws. By-Laws, as amended to date, incorporated into this filing by reference to Post-Effective Amendment No. 8 filed September 15, 1995.

                        (3)     Voting Trust Agreement.  Inapplicable.

                        (4) Copies of All Instruments Defining the Rights of Holders.

                                (a) Articles of Incorporation and Articles Supplementary.

                                         (1)     Articles Fifth and Ninth of the
                                                 Articles of Incorporation (May
                                                 29, 1991), Article Fifth of
                                                 Articles of Amendment (October
                                                 10, 1991), Article Second of
                                                 Articles Supplementary
                                                 (September 21, 1992), Article
                                                 Second of Articles
                                                 Supplementary (August 3, 1993),
                                                 Article Second of Articles
                                                 Supplementary (October 12,
                                                 1994) incorporated into this
                                                 filing by reference to
                                                 Post-Effective Amendment No. 8
                                                 filed September 15, 1995.

                                         (2)     Article Fourth of Articles
                                                 Supplementary (November 28,
                                                 1995) incorporated into this
                                                 filing by reference to Post-
                                                 Effective Amendment No. 9 filed
                                                 November 24, 1995.

                                (b) By-Laws. Articles II, III and XIV of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 8 filed September 15, 1995.

                        (5)     Investment Management Agreements.

                                (a)(1)   Executed Investment Management
                                         Agreements between Delaware Management
                                         Company, Inc. and the Registrant on
                                         behalf of The Defensive Equity, The
                                         Aggressive Growth, The Fixed Income and
                                         The Limited-Term Maturity Portfolios
                                         (April 3, 1995) incorporated into this
                                         filing by reference to Post-Effective
                                         Amendment No. 8 filed September 15,
                                         1995.

                                (a)(2)   Executed Investment Management
                                         Agreements between Delaware
                                         International Advisers Ltd. and the
                                         Registrant on behalf of The
                                         International Equity, The Global Fixed
                                         Income and The International Fixed
                                         Income Portfolios (April 3, 1995)
                                         incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 8 filed September 15, 1995.

PART C - Other Information                          Form N-1A
(Continued)                                         File No. 33-40991
                                                    Delaware Pooled Trust, Inc.




                                (a)(3)   Executed Investment Management
                                         Agreements between Delaware Management
                                         Company, Inc. and the Registrant on
                                         behalf of The Defensive Equity
                                         Small/Mid-Cap, The High-Yield Bond and
                                         The Real Estate Investment Trust
                                         Portfolios (November 29, 1995)
                                         incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 10 filed February 23, 1996.

                                (a)(4)   Executed Investment Management
                                         Agreement between Delaware
                                         International Advisers Ltd. and the
                                         Registrant on behalf of The Labor
                                         Select International Equity Portfolio
                                         (November 29, 1995) incorporated into
                                         this filing by reference to
                                         Post-Effective Amendment No. 10 filed
                                         February 23, 1996.

                                (b)      Executed Sub-Advisory Agreement
                                         (November 29, 1995) between Delaware
                                         Management Company, Inc. and Lincoln
                                         Investment Management, Inc. on behalf
                                         of the Registrant for The Real Estate
                                         Investment Trust Portfolio incorporated
                                         into this filing by reference to
                                         Post-Effective Amendment No. 10 filed
                                         February 23, 1996.

                        (6)     (a)      Distribution Agreements.


                                         (i)     Form of Distribution Agreements
                                                 (April 3, 1995) between
                                                 Delaware Distributors, L.P. and
                                                 the Registrant on behalf of The
                                                 Defensive Equity, The
                                                 Aggressive Growth, The
                                                 International Equity, The
                                                 Global Fixed Income, The Fixed
                                                 Income, The Limited-Term
                                                 Maturity and The International
                                                 Fixed Income Portfolios
                                                 incorporated into this filing
                                                 by reference to Post-Effective
                                                 Amendment No. 9 filed November
                                                 24, 1995.

                                         (ii)    Executed Distribution
                                                 Agreements (April 3, 1995)
                                                 between Delaware Distributors,
                                                 L.P. and the Registrant on
                                                 behalf of The Defensive Equity,
                                                 The Aggressive Growth, The
                                                 International Equity, The
                                                 Global Fixed Income, The Fixed
                                                 Income, The Limited-Term
                                                 Maturity and The International
                                                 Fixed Income Portfolios to be
                                                 filed by Post-Effective
                                                 Amendment.

                                         (iii)   Form of Distribution Agreements
                                                 (November 29, 1995) between
                                                 Delaware Distributors, L.P. and
                                                 the Registrant on behalf of The
                                                 Defensive Equity Small/Mid-Cap,
                                                 The High-Yield Bond, The Labor
                                                 Select International Equity and
                                                 The Real Estate Investment
                                                 Trust Portfolios incorporated
                                                 into this filing by reference
                                                 to Post-Effective Amendment
                                                 No. 9 filed November 24, 1995.

                                         (iv)    Executed Distribution
                                                 Agreements (November 29, 1995)
                                                 between Delaware Distributors,
                                                 L.P. and the Registrant on
                                                 behalf of The Defensive Equity
                                                 Small/Mid-Cap, The High-Yield
                                                 Bond, The Labor Select
                                                 International Equity and The
                                                 Real Estate Investment Trust
                                                 Portfolios to be filed by
                                                 Post-Effective Amendment.


                                (b-d)    Inapplicable.

PART C - Other Information                          Form N-1A
(Continued)                                         File No. 33-40991
                                                    Delaware Pooled Trust, Inc.

                        (7)     Bonus, Profit Sharing, Pension Contracts.

                                (a)(1)   Amended and Restated Profit Sharing
                                         Plan (November 17, 1994) incorporated
                                         into this filing by reference to
                                         Post-Effective Amendment No. 8 filed
                                         September 15, 1995.

                                (a)(2)   Amendment to Profit Sharing Plan
                                         (December 21, 1995) incorporated
                                         into this filing by reference to
                                         Post-Effective Amendment No. 10 filed
                                         February 23, 1996.

                        (8)     Custodian Agreements.

                                (a)      Form of Custodian Agreement (1996)
                                         between the Registrant and Bankers
                                         Trust Company on behalf of The
                                         Defensive Equity, The Aggressive
                                         Growth, The Fixed Income, The
                                         Limited-Term Maturity and The Defensive
                                         Equity Small/Mid-Cap Portfolios
                                         incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 12 filed August 23, 1996.

                                (b)      Executed Custodian Agreement (1996)
                                         between the Registrant and The Chase
                                         Manhattan Bank on behalf of The Global
                                         Fixed Income, The International Equity,
                                         The Labor Select International Equity,
                                         The Real Estate Investment Trust, The
                                         High-Yield Bond and The International
                                         Fixed Income Portfolios incorporated
                                         into this filing by reference to
                                         Post-Effective Amendment No. 12 filed
                                         August 23, 1996.

                                (c)      Form of Securities Lending Agreement
                                         (1996) between the Registrant and
                                         Bankers Trust Company on behalf of The
                                         Defensive Equity, The Aggressive
                                         Growth, The Fixed Income, The
                                         Limited-Term Maturity and The Defensive
                                         Equity Small/Mid-Cap Portfolios
                                         incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 12 filed August 23, 1996.

                                (d)      Form of Securities Lending Agreement
                                         (1996) between the Registrant and The
                                         Chase Manhattan Bank on behalf of The
                                         Global Fixed Income, The International
                                         Equity, The Labor Select International
                                         Equity, The Real Estate Investment
                                         Trust, The High-Yield Bond and The
                                         International Fixed Income Portfolios
                                         incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 12 filed August 23, 1996.

                        (9) Other Material Contracts. Executed Third Amended and Restated Shareholders Services Agreement (November 29, 1995) between Delaware Service Company, Inc. and the Registrant on behalf of each Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 10 filed February 23, 1996.

PART C - Other Information                          Form N-1A
(Continued)                                         File No. 33-40991
                                                    Delaware Pooled Trust, Inc.



                       (10) Opinion of Counsel. Filed with letter relating to Rule 24f-2 on December 27, 1996.


                       (11)     Consent of Auditors.  Attached as Exhibit.

                       (12)     Inapplicable.

                       (13)     Undertaking of Initial Shareholder.
                                Incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed August 16, 1991.

                    (14-15)     Inapplicable.

                       (16) Schedules of Computation for each Performance Quotation.


                                (a)      Incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 8 filed September 15, 1995,
                                         Post-Effective Amendment No. 11 filed
                                         May 24, 1996 and Post-Effective
                                         Amendment No. 12 filed August 23, 1996.


                                (b)      Schedules of Computation for each
                                         Performance Quotation for each
                                         Portfolio not previously filed attached
                                         as Exhibit.

                       (17)     Financial Data Schedules.  Attached as Exhibit.

                       (18)     Inapplicable.

                       (19)     Other:   Directors' Power of Attorney.
                                         Incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 8 filed September 15, 1995.

Item 25.  Persons Controlled by or under Common Control with Registrant.  None.

PART C - Other Information                          Form N-1A
(Continued)                                         File No. 33-40991
                                                    Delaware Pooled Trust, Inc.





Item 26.       Number of Holders of Securities.

                       (1)                                       (2)

                                                            Number of
               Title of Class                               Record Holders
               --------------                               --------------
               The Defensive Equity Portfolio:
               Common Stock Par Value                       36 Accounts as of
               $.01 Per Share                               December 31, 1996

               The Aggressive Growth Portfolio:
               Common Stock Par Value                       47 Accounts as of
               $.01 Per Share                               December 31, 1996

               The International Equity Portfolio:
               Common Stock Par Value                       63 Accounts as of
               $.01 Per Share                               December 31, 1996

               The Global Fixed Income Portfolio:
               Common Stock Par Value                       39 Accounts as of
               $.01 Per Share                               December 31, 1996

               The Fixed Income Portfolio:
               Common Stock Par Value                       11 Accounts as of
               $.01 Per Share                               December 31, 1996

               The Limited-Term
               Maturity Portfolio:
               Common Stock Par Value                       3 Accounts as of
               $.01 Per Share                               December 31, 1996

               The International Fixed
               Income Portfolio:
               Common Stock Par Value                       3 Accounts as of
               $.01 Per Share                               December 31, 1996

               The Defensive Equity Small/
               Mid-Cap Portfolio:
               Common Stock Par Value                       0 Accounts as of
               $.01 Per Share                               December 31, 1996

PART C - Other Information                          Form N-1A
(Continued)                                         File No. 33-40991
                                                    Delaware Pooled Trust, Inc.



                                                            Number of
               Title of Class                               Record Holders
               --------------                               ---------------
               The High-Yield Bond Portfolio:
               Common Stock Par Value                       2 Accounts as of
               $.01 Per Share                               December 31, 1996

               The Labor Select International
               Equity Portfolio:
               Common Stock Par Value                       12 Accounts as of
               $.01 Per Share                               December 31, 1996

               The Real Estate Investment
               Trust Portfolio:
               Common Stock Par Value                       11 Accounts as of
               $.01 Per Share                               December 31, 1996

Item 27. Indemnification. Incorporated into this filing by reference to initial Registration Statement filed May 31, 1991.

PART C - Other Information                          Form N-1A
(Continued)                                         File No. 33-40991
                                                    Delaware Pooled Trust, Inc.



Item 28.       Business and Other Connections of Investment Adviser.


               (a) Delaware Management Company, Inc. ("DMC") serves as investment manager to The Defensive Equity Portfolio, The Aggressive Growth Portfolio, The Fixed Income Portfolio, The Limited- Term Maturity Portfolio, The Defensive Equity Small/Mid-Cap Portfolio, The High-Yield Bond Portfolio and The Real Estate Investment Trust Portfolio. In addition, DMC also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Delaware Fund, Inc., Delaware Group Trend Fund, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Decatur Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Government Fund, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., DMC Tax-Free Income Trust-Pennsylvania, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc. and Delaware Group Global Dividend and Income Fund, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds. In addition, certain directors of DMC also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company indirectly owned by DMC's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder servicing, dividend disbursing, accounting services and transfer agent for all of the mutual funds in the Delaware Group.


          The following persons serving as directors or officers of DMC have held the following positions during the past two years:


Name and Principal        Positions and Offices with DMC and its Affiliates and
Business Address*         Other Positions and Offices Held
------------------        -----------------------------------------------------
Wayne A. Stork            Chairman of the Board, President, Chief Executive
                          Officer, Chief Investment Officer and Director of
                          Delaware Management Company, Inc.; President, Chief
                          Executive Officer, Chairman of the Board and Director
                          of the Registrant and, with the exception of Delaware
                          Pooled Trust, Inc., each of the other funds in the
                          Delaware Group, Delaware Management Holdings, Inc.,
                          DMH Corp., Delaware International Holdings Ltd. and
                          Founders Holdings, Inc.; Chairman of the Board and
                          Director of Delaware Pooled Trust, Inc., Delaware
                          Distributors, Inc., Delaware Capital Management, Inc.
                          and Delaware Investment & Retirement Services, Inc.;
                          Chairman, Chief Executive Officer and Director of
                          Delaware International Advisers Ltd.; and Director of
                          Delaware Service Company, Inc.

PART C - Other Information                          Form N-1A
(Continued)                                         File No. 33-40991
                                                    Delaware Pooled Trust, Inc.

Name and Principal        Positions and Offices with DMC and its Affiliates and
Business Address*         Other Positions and Offices Held
------------------        -----------------------------------------------------

Winthrop S. Jessup        Executive Vice President and Director of Delaware
                          Management Company, Inc., DMH Corp., Delaware
                          International Holdings Ltd. and Founders Holdings,
                          Inc.; Executive Vice President of the Registrant and,
                          with the exception of Delaware Pooled Trust, Inc.,
                          each of the other funds in the Delaware Group and
                          Delaware Management Holdings, Inc.; President and
                          Chief Executive Officer of Delaware Pooled Trust,
                          Inc.; Vice Chairman of Delaware Distributors, L.P.;
                          Vice Chairman and Director of Delaware Distributors,
                          Inc.; Director of Delaware Service Company, Inc.,
                          Delaware Management Trust Company, Delaware
                          International Advisers Ltd. and Delaware Investment &
                          Retirement Services, Inc.; and President and Director
                          of Delaware Capital Management, Inc.

Richard G. Unruh, Jr.     Executive Vice President and Director of Delaware
                          Management Company, Inc.; Executive Vice President of
                          the Registrant and each of the other funds in the
                          Delaware Group; Senior Vice President of Delaware
                          Management Holdings, Inc. and Delaware Capital
                          Management, Inc; and Director of Delaware
                          International Advisers Ltd.

                          Board of Directors, Chairman of Finance Committee,
                          Keystone Insurance Company since 1989, 2040 Market
                          Street, Philadelphia, PA; Board of Directors,
                          Chairman of Finance Committee, Mid Atlantic, Inc.
                          since 1989, 2040 Market Street, Philadelphia, PA



*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information                          Form N-1A
(Continued)                                         File No. 33-40991
                                                    Delaware Pooled Trust, Inc.

Name and Principal         Positions and Offices with the Manager and its
Business Address*          Affiliates and Other Positions and Offices Held
------------------         ------------------------------------------------
Paul E. Suckow             Executive Vice President/Chief Investment Officer,
                           Fixed Income of Delaware Management Company, Inc.,
                           the Registrant and each of the other funds in the
                           Delaware Group; Executive Vice President/Chief
                           Investment Officer and Director of Founders Holdings,
                           Inc.; Senior Vice President/Chief Investment Officer,
                           Fixed Income of Delaware Management Holdings, Inc.;
                           Senior Vice President of Delaware Capital Management,
                           Inc.; and Director of Founders CBO Corporation

                           Director, HYPPCO Finance Company Ltd.

David K. Downes            Senior Vice President, Chief Administrative Officer
                           and Chief Financial Officer of Delaware Management
                           Company, Inc., the Registrant and each of the other
                           funds in the Delaware Group; Chairman and Director of
                           Delaware Management Trust Company; Executive Vice
                           President and Chief Operating Officer, Chief
                           Administrative Officer, Chief Financial Officer and
                           Treasurer of Delaware Management Holdings, Inc.;
                           Senior Vice President, Chief Financial Officer,
                           Treasurer and Director of DMH Corp.; Senior Vice
                           President and Chief Administrative Officer of
                           Delaware Distributors, L.P.; Senior Vice President,
                           Chief Administrative Officer and Director of Delaware
                           Distributors, Inc.; Senior Vice President, Chief
                           Administrative Officer, Chief Financial Officer and
                           Director of Delaware Service Company, Inc.; Chief
                           Financial Officer and Director of Delaware
                           International Holdings Ltd.; Senior Vice President,
                           Chief Financial Officer and Treasurer of Delaware
                           Capital Management, Inc.; Senior Vice President,
                           Chief Financial Officer and Director of Founders
                           Holdings, Inc.; Chief Executive Officer and Director
                           of Delaware Investment & Retirement Services, Inc.;
                           and Director of Delaware International Advisers Ltd.

                           Chief Executive Officer, Chief Financial Officer and
                           Treasurer of Forewarn, Inc. since 1992, 8 Clayton
                           Place, Newtown Square, PA

George M. Chamberlain, Jr. Senior Vice President, Secretary and Director of
                           Delaware Management Company, Inc., DMH Corp.,
                           Delaware Distributors, Inc., Delaware Service
                           Company, Inc., Founders Holdings, Inc., Delaware
                           Capital Management, Inc. and Delaware Investment &
                           Retirement Services, Inc.; Senior Vice President and
                           Secretary of the Registrant, each of the other funds in the Delaware Group, Delaware Distributors, L.P.
                           and Delaware Management Holdings, Inc.; Executive
                           Vice President, Secretary and Director of Delaware
                           Management Trust Company; Secretary and Director of
                           Delaware International Holdings Ltd.; and Director of
                           Delaware International Advisers Ltd.

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information                          Form N-1A
(Continued)                                         File No. 33-40991
                                                    Delaware Pooled Trust, Inc.

Name and Principal         Positions and Offices with the Manager and its
Business Address*          Affiliates and Other Positions and Offices Held
------------------         ------------------------------------------------

Richard J. Flannery        Managing Director/Corporate Tax & Affairs of Delaware
                           Management Company, Inc., Delaware Management
                           Holdings, Inc., DMH Corp., Delaware Distributors,
                           L.P., Delaware Distributors, Inc., Delaware Service
                           Company, Inc., Delaware Management Trust Company,
                           Founders CBO Corporation, Delaware Capital
                           Management, Inc. and Delaware Investment & Retirement
                           Services, Inc.; Vice President of the Registrant and
                           each of the other funds in the Delaware Group;
                           Managing Director/Corporate Tax & Affairs and
                           Director of Founders Holdings, Inc.; Managing
                           Director and Director of Delaware International
                           Holdings Ltd.; and Director of Delaware International
                           Advisers Ltd.

                           Director, HYPPCO Finance Company Ltd.

                           Limited Partner of Stonewall Links, L.P. since 1991,
                           Bulltown Rd., Elverton, PA; Director and Member of
                           Executive Committee of Stonewall Links, Inc. since
                           1991, Bulltown Rd., Elverton, PA

Michael P. Bishof(1)       Vice President and Treasurer of Delaware Management
                           Company, Inc., the Registrant, each of the other
                           funds in the Delaware Group, Delaware Distributors,
                           L.P., Delaware Distributors, Inc., Delaware Service
                           Company, Inc. and Founders Holdings, Inc.; Assistant
                           Treasurer of Founders CBO Corporation; and Vice
                           President and Manager of Investment Accounting of
                           Delaware International Holdings Ltd.

Eric E. Miller             Vice President and Assistant Secretary of Delaware
                           Management Company, Inc., the Registrant, each of the
                           other funds in the Delaware Group, Delaware
                           Management Holdings, Inc., DMH Corp., Delaware
                           Distributors, L.P., Delaware Distributors Inc.,
                           Delaware Service Company, Inc., Delaware Management
                           Trust Company, Founders Holdings, Inc., Delaware
                           Capital Management, Inc. and Delaware Investment &
                           Retirement Services, Inc.

Richelle S. Maestro        Vice President and Assistant Secretary of Delaware
                           Management Company, Inc., the Registrant, each of the
                           other funds in the Delaware Group, Delaware
                           Management Holdings, Inc., Delaware Distributors,
                           L.P., Delaware Distributors, Inc., Delaware Service
                           Company, Inc., DMH Corp., Delaware Management Trust
                           Company, Delaware Capital Management, Inc., Delaware
                           Investment & Retirement Services, Inc. and Founders
                           Holdings, Inc.; Secretary of Founders CBO
                           Corporation; and Assistant Secretary of Delaware
                           International Holdings Ltd.

                           General Partner of Tri-R Associates since 1989, 10001
                           Sandmeyer Ln., Philadelphia, PA



*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information                          Form N-1A
(Continued)                                         File No. 33-40991
                                                    Delaware Pooled Trust, Inc.

Name and Principal         Positions and Offices with the Manager and its
Business Address*          Affiliates and Other Positions and Offices Held
------------------         ------------------------------------------------
Joseph H. Hastings         Vice President/Corporate Controller of Delaware
                           Management Company, Inc., the Registrant, each of the
                           other funds in the Delaware Group, Delaware
                           Management Holdings, Inc., DMH Corp., Delaware
                           Distributors, L.P., Delaware Distributors, Inc.,
                           Delaware Service Company, Inc., Delaware Capital
                           Management, Inc., Founders Holdings, Inc. and
                           Delaware International Holdings Ltd.; Executive Vice
                           President, Chief Financial Officer and Treasurer of
                           Delaware Management Trust Company; Chief Financial
                           Officer and Treasurer of Delaware Investment &
                           Retirement Services, Inc.; and Assistant Treasurer of
                           Founders CBO Corporation

Bruce A. Ulmer             Vice President/Director of Internal Audit of Delaware
                           Management Company, Inc., the Registrant, each of the
                           other funds in the Delaware Group, Delaware
                           Management Holdings, Inc., DMH Corp. and Delaware
                           Management Trust Company; and Vice President/Internal
                           Audit of Delaware Investment & Retirement Services,
                           Inc.

Steven T. Lampe(2)         Vice President/Taxation of Delaware Management
                           Company, Inc., the Registrant, each of the other
                           funds in the Delaware Group, Delaware Management
                           Holdings, Inc., DMH Corp., Delaware Distributors,
                           L.P., Delaware Distributors, Inc., Delaware Service
                           Company, Inc., Delaware Management Trust Company,
                           Founders Holdings, Inc., Founders CBO Corporation,
                           Delaware Capital Management, Inc. and Delaware
                           Investment & Retirement Services, Inc.

Lisa O. Brinkley           Vice President/Compliance of Delaware Management
                           Company, Inc., the Registrant, each of the other
                           funds in the Delaware Group, DMH Corp., Delaware
                           Distributors, L.P., Delaware Distributors, Inc.,
                           Delaware Service Company, Inc., Delaware Management
                           Trust Company, Delaware Capital Management, Inc. and
                           Delaware Investment & Retirement Services, Inc.

Rosemary E. Milner         Vice President/Legal of Delaware Management Company,
                           Inc., the Registrant, each of the other funds in the
                           Delaware Group, Delaware Distributors, L.P. and
                           Delaware Distributors, Inc.






*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information                          Form N-1A
(Continued)                                         File No. 33-40991
                                                    Delaware Pooled Trust, Inc.

Name and Principal         Positions and Offices with the Manager and its
Business Address*          Affiliates and Other Positions and Offices Held
------------------         ------------------------------------------------

Douglas L. Anderson        Vice President/Operations of Delaware Management
                           Company, Inc., Delaware Investment and Retirement
                           Services, Inc. and Delaware Service Company, Inc.;
                           and Vice President/Operations and Director of
                           Delaware Management Trust Company

Michael T. Taggart         Vice President/Facilities Management and
                           Administrative Services of Delaware Management
                           Company, Inc.

Gerald T. Nichols          Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Inc., each of the tax-exempt
                           funds, the fixed income funds and the closed-end
                           funds in the Delaware Group; Vice President of
                           Founders Holdings, Inc.; and Treasurer, Assistant
                           Secretary and Director of Founders CBO Corporation

Gary A. Reed               Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Inc., each of the tax-exempt
                           funds and the fixed income funds in the Delaware
                           Group and Delaware Capital Management, Inc.

Paul A. Matlack            Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Inc., each of the tax-exempt
                           funds, the fixed income funds and the closed-end
                           funds in the Delaware Group; Vice President of
                           Founders Holdings, Inc.; and President and Director
                           of Founders CBO Corporation.

Patrick P. Coyne           Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Inc., each of the tax-exempt
                           funds and the fixed income funds in the Delaware
                           Group and Delaware Capital Management, Inc.

Roger A. Early             Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Inc., each of the tax-exempt
                           funds and the fixed income funds in the Delaware
                           Group





*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information                          Form N-1A
(Continued)                                         File No. 33-40991
                                                    Delaware Pooled Trust, Inc.

Name and Principal         Positions and Offices with the Manager and its
Business Address*          Affiliates and Other Positions and Offices Held
------------------         ------------------------------------------------
Edward N. Antoian          Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Inc., the Registrant and each of
                           the equity funds in the Delaware Group and Delaware
                           Capital Management, Inc.

                           General Partner of Zeke Investment Partners since
                           1991, 569 Canterbury Lane, Berwyn, PA

George H. Burwell          Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Inc., the Registrant and each of
                           the equity funds in the Delaware Group

John B. Fields             Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Inc., the Registrant, each of the
                           equity funds in the Delaware Group and Delaware
                           Capital Management, Inc.

David C. Dalrymple         Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Inc., the Registrant and each of
                           the equity funds in the Delaware Group

Gerald S. Frey(3)          Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Inc., the Registrant and each of
                           the equity funds in the Delaware Group

Faye P. Staples(4)         Vice President/Human Resources of Delaware Management
                           Company, Inc., Delaware Distributors, L.P. and
                           Delaware Distributors, Inc.; and Vice
                           President/Director of Human Resources of Delaware
                           Service Company, Inc.




  (1) VICE PRESIDENT/GLOBAL INVESTMENT MANAGEMENT OPERATIONS, Bankers Trust and VICE PRESIDENT, CS First Boston Investment Management prior to June 1995.
  (2)  TAX MANAGER, Price Waterhouse prior to October 1995.
  (3)  SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.
  (4)  VICE PRESIDENT/HUMAN RESOURCES, Nova Care prior to September 1995.




*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information                          Form N-1A
(Continued)                                         File No. 33-40991
                                                    Delaware Pooled Trust, Inc.


               (b) Delaware International Advisers Ltd. ("Delaware International") serves as investment manager to The International Equity Portfolio, The Global Fixed Income Portfolio, The International Fixed Income Portfolio and The Labor Select International Equity Portfolio. In addition, Delaware International also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Income Funds, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc. and Delaware Group Global Dividend and Income Fund, Inc.) and provides investment advisory services to institutional accounts primarily retirement plans and endowment funds.

               The following persons serving as directors or officers of Delaware International have held the following positions during the past two years:

Name and Principal         Positions and Offices with Delaware International Advisers Ltd.
Business Address           and its Affiliates and Other Positions and Offices Held
------------------         ---------------------------------------------------------------
*Wayne A. Stork            Chairman of the Board, Chief Executive Officer and
                           Director of Delaware International Advisers Ltd.;
                           President, Chief Executive Officer, Chairman of the
                           Board and Director of the Registrant and, with the
                           exception of Delaware Pooled Trust, Inc., each of the
                           other funds in the Delaware Group, Delaware
                           Management Holdings, Inc., DMH Corp., Delaware
                           International Holdings Ltd. and Founders Holdings,
                           Inc.; Chairman of the Board, President, Chief
                           Executive Officer, Chief Investment Officer and
                           Director of Delaware Management Company, Inc.;
                           Chairman of the Board and Director of Delaware Pooled
                           Trust, Inc., Delaware Distributors, Inc., Delaware
                           Capital Management, Inc. and Delaware Investment &
                           Retirement Services, Inc.; and Director of Delaware
                           Service Company, Inc.

**G. Roger H. Kitson       Vice Chairman and Director of Delaware International
                           Advisers Ltd.

**David G. Tilles          Managing Director, Chief Investment Officer and
                           Director of Delaware International Advisers Ltd.

**John Emberson            Secretary/Compliance Officer/Finance Director and
                           Director of Delaware International Advisers Ltd.









  * Business address is 1818 Market Street, Philadelphia, PA 19103.

 ** Business address is Veritas House, 125 Finsbury Pavement, London, England
    EC2A 1NQ.

PART C - Other Information                          Form N-1A
(Continued)                                         File No. 33-40991
                                                    Delaware Pooled Trust, Inc.

Name and Principal         Positions and Offices with Delaware International Advisers Ltd.
Business Address           and its Affiliates and Other Positions and Offices Held
------------------         ---------------------------------------------------------------
*David K. Downes           Director of Delaware International Advisers Ltd.;
                           Executive Vice President, Chief Operating Officer,
                           Chief Administrative Officer, Chief Financial Officer
                           and Treasurer of Delaware Management Holdings, Inc.;
                           Senior Vice President, Chief Administrative Officer,
                           Chief Financial Officer of Delaware Management
                           Company, Inc., the Registrant and each of the other
                           funds in the Delaware Group; Chairman and Director of
                           Delaware Management Trust Company; Senior Vice
                           President, Chief Financial Officer, Treasurer and
                           Director of DMH Corp.; Senior Vice President and
                           Chief Administrative Officer of Delaware
                           Distributors, L.P.; Senior Vice President, Chief
                           Administrative Officer and Director of Delaware
                           Distributors, Inc.; Senior Vice President, Chief
                           Administrative Officer, Chief Financial Officer and
                           Director of Delaware Service Company, Inc.; Chief
                           Financial Officer and Director of Delaware
                           International Holdings Ltd.; Senior Vice President,
                           Chief Financial Officer and Treasurer of Delaware
                           Capital Management, Inc.; Senior Vice President,
                           Chief Financial Officer and Director of Founders
                           Holdings, Inc.; and Chief Executive Officer and
                           Director of Delaware Investment & Retirement
                           Services, Inc.

                           Chief Executive Officer, Chief Financial Officer and
                           Treasurer of Forewarn, Inc. since 1992, 8 Clayton
                           Place, Newtown Square, PA

*Winthrop S. Jessup        Director of Delaware International Advisers Ltd.,
                           Delaware Service Company, Inc., Delaware Management
                           Trust Company and Delaware Investment & Retirement
                           Services, Inc.; Executive Vice President of the
                           Registrant and, with the exception of Delaware Pooled
                           Trust, Inc., each of the other funds in the Delaware
                           Group and Delaware Management Holdings, Inc.;
                           President and Chief Executive Officer of Delaware
                           Pooled Trust, Inc.; Executive Vice President and
                           Director of DMH Corp., Delaware Management Company,
                           Inc., Delaware International Holdings Ltd. and
                           Founders Holdings, Inc.; Vice Chairman of Delaware
                           Distributors, L.P.; Vice Chairman and Director of
                           Delaware Distributors, Inc.; and President and
                           Director of Delaware Capital Management, Inc.



  * Business address is 1818 Market Street, Philadelphia, PA 19103.
 ** Business address is Veritas House, 125 Finsbury Pavement, London, England
    EC2A 1NQ.

PART C - Other Information                          Form N-1A
(Continued)                                         File No. 33-40991
                                                    Delaware Pooled Trust, Inc.

Name and Principal         Positions and Offices with Delaware International Advisers Ltd.
Business Address           and its Affiliates and Other Positions and Offices Held
------------------         ---------------------------------------------------------------
*Richard G. Unruh, Jr.     Director of Delaware International Advisers Ltd.;
                           Executive Vice President and Director of Delaware
                           Management Company, Inc.; Executive Vice President of
                           the Registrant and each of the other funds in the
                           Delaware Group; and Senior Vice President of Delaware
                           Management Holdings, Inc.

                           Board of Directors, Chairman of Finance Committee,
                           Keystone Insurance Company since 1989, 2040 Market
                           Street, Philadelphia, PA; Board of Directors,
                           Chairman of Finance Committee, Mid Atlantic, Inc.
                           since 1989, 2040 Market Street, Philadelphia, PA

*Richard J. Flannery       Director of Delaware International Advisers Ltd.;
                           Managing Director/Corporate Tax & Affairs of Delaware
                           Management Holdings, Inc., DMH Corp., Delaware
                           Management Company, Inc., Delaware Distributors,
                           L.P., Delaware Distributors, Inc., Delaware Service
                           Company, Inc., Delaware Management Trust Company,
                           Delaware Capital Management, Inc., Founders CBO
                           Corporation and Delaware Investment & Retirement
                           Services, Inc.; Vice President of the Registrant and
                           each of the other funds in the Delaware Group;
                           Managing Director/Corporate & Tax Affairs and
                           Director of Founders Holdings, Inc.; and Managing
                           Director and Director of Delaware International
                           Holdings Ltd.

                           Limited Partner of Stonewall Links, L.P. since 1991,
                           Bulltown Rd., Elverton, PA; Director and Member of
                           Executive Committee of Stonewall Links, Inc. since
                           1991, Bulltown Rd., Elverton, PA

*John C. E. Campbell       Director of Delaware International Advisers Ltd.

*George M. Chamberlain, Jr.Director of Delaware International Advisers Ltd.;
                           Senior Vice President and Secretary of the
                           Registrant, each of the other funds in the Delaware
                           Group, Delaware Distributors, L.P. and Delaware
                           Management Holdings, Inc.; Senior Vice President,
                           Secretary and Director of Delaware Management
                           Company, Inc., DMH Corp., Delaware Distributors,
                           Inc., Delaware Service Company, Inc., Founders
                           Holdings, Inc., Delaware Capital Management, Inc. and
                           Delaware Investment & Retirement Services, Inc.;
                           Executive Vice President, Secretary and Director of
                           Delaware Management Trust Company; and Secretary and
                           Director of Delaware International Holdings Ltd.

                           Director of ICI Mutual Insurance Co. since 1992, P.O.
                           Box 730, Burlington, VT

  * Business address is 1818 Market Street, Philadelphia, PA 19103.
 ** Business address is Veritas House, 125 Finsbury Pavement, London, England
    EC2A 1NQ.

PART C - Other Information                          Form N-1A
(Continued)                                         File No. 33-40991
                                                    Delaware Pooled Trust, Inc.

Name and Principal         Positions and Offices with Delaware International Advisers Ltd.
Business Address           and its Affiliates and Other Positions and Offices Held
------------------         ---------------------------------------------------------------
*George E. Deming          Director of Delaware International Advisers Ltd.

**Timothy W. Sanderson     Senior Portfolio Manager, Deputy Compliance Officer,
                           Director Equity Research and Director of Delaware
                           International Advisers Ltd.

**Clive A. Gillmore        Senior Portfolio Manager, Director U.S. Mutual Fund
                           Liaison and Director of Delaware International
                           Advisers Ltd.

**Hamish O. Parker         Senior Portfolio Manager, Director U.S. Marketing
                           Liaison and Director of Delaware International
                           Advisers Ltd.

**Ian G. Sims              Senior Portfolio Manager, Deputy Managing Director
                           and Director of Delaware International Advisers Ltd.

**Elizabeth A. Desmond     Senior Portfolio Manager of Delaware International
                           Advisers Ltd.

**Gavin A. Hall            Senior Portfolio Manager of Delaware International
                           Advisers Ltd.


  * Business address is 1818 Market Street, Philadelphia, PA 19103.
 ** Business address is Veritas House, 125 Finsbury Pavement, London, England
    EC2A 1NQ.

PART C - Other Information                          Form N-1A
(Continued)                                         File No. 33-40991
                                                    Delaware Pooled Trust, Inc.

                 (c) Lincoln Investment Management Company, Inc. serves as sub-adviser to The Real Estate Investment Trust Portfolio. Lincoln Investment Management Company, Inc. also serves as sub- adviser to Delaware Group Adviser Funds, Inc. and investment manager to Lincoln National Convertible Securities Fund, Inc., Lincoln National Income Fund, Inc., Lincoln National Aggressive Growth Fund, Inc., Lincoln National Bond Fund, Inc., Lincoln National Capital Appreciation Fund, Inc., Lincoln National Equity-Income Fund, Inc., Lincoln National Global Asset Allocation Fund, Inc., Lincoln National Growth and Income Fund, Inc., Lincoln National International Fund, Inc., Lincoln National Managed Fund, Inc., Lincoln National Money Market Fund, Inc., Lincoln National Social Awareness Fund, Inc., Lincoln National Special Opportunities Fund, Inc. and to other clients. Lincoln Investment Management Company, Inc. is registered with the Securities and Exchange Commission as an investment adviser and has acted as an investment adviser to investment companies for over 40 years.

                 Information regarding the officers and directors of Lincoln Investment Management Company, Inc. and the positions they held during the past two years follows:

Name and Principal         Positions and Offices with Lincoln Investment Management Company,
Business Address           Inc. and its Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------------------------
*H. Thomas McMeekin        President and Director of Lincoln Investment
                           Management, Inc., Lincoln National Convertible
                           Securities Fund, Inc. and Lincoln National Income
                           Fund, Inc.; President, Chief Executive Officer and
                           Director of Lincoln National Mezzanine Corporation;
                           Executive Vice President (previously Senior Vice
                           President) and Chief Investment Officer of Lincoln
                           National Corporation; and Director of The Lincoln
                           National Life Insurance Company, Lynch & Mayer, Inc.
                           and Vantage Global Advisors, Inc.

*Dennis A. Blume           Senior Vice President and Director of Lincoln
                           Investment Management, Inc. and Lincoln National
                           Realty Corporation; and Director of Lynch & Mayer,
                           Inc. and Vantage Global Advisors, Inc.










  * Business address is 200 East Berry Street, Fort Wayne, IN 46802.

PART C - Other Information                          Form N-1A
(Continued)                                         File No. 33-40991
                                                    Delaware Pooled Trust, Inc.

Name and Principal         Positions and Offices with Lincoln Investment Management Company,
Business Address*          Inc. and its Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------------------------
*Steven R. Brody           Director, Senior Vice President of Lincoln Investment
                           Management, Inc.; Director and Vice President of
                           Lincoln National Mezzanine Corporation; Vice
                           President of The Lincoln National Life Insurance
                           Company; Director of Lincoln National Realty
                           Corporation; Treasurer of Lincoln National
                           Convertible Securities Fund, Inc. and Lincoln
                           National Income Fund, Inc.; and Assistant Treasurer
                           of Lincoln Financial Group, Inc., Lincoln National
                           Aggressive Growth Fund, Inc., Lincoln National Bond
                           Fund, Inc., Lincoln National Capital Appreciation
                           Fund, Inc., Lincoln National Equity-Income Fund,
                           Inc., Lincoln National Global Asset Allocation Fund,
                           Inc., Lincoln National Growth and Income Fund, Inc.,
                           Lincoln National Health & Casualty Insurance Company,
                           Lincoln National International Fund, Inc., Lincoln
                           National Life Reinsurance Company, Lincoln National
                           Managed Fund, Inc., Lincoln National Money Market
                           Fund, Inc., Lincoln National Reassurance Company,
                           Lincoln National Social Awareness Fund, Inc. and
                           Lincoln National Special Opportunities Fund, Inc.

*Ann L. Warner             Senior Vice President (previously Vice President) of
                           Lincoln Investment Management, Inc.; Second Vice
                           President of Lincoln Life & Annuity Company of New
                           York; Director of Lincoln National Convertible
                           Securities Fund, Inc.; and Director and Vice
                           President of Lincoln National Income Fund, Inc.

*JoAnn E. Becker           Vice President of Lincoln Investment Management, Inc.
                           and The Lincoln National Life Insurance Company; and
                           Director of LNC Equity Sales Corporation, The Richard
                           Leahy Corporation and Professional Financial
                           Planning, Inc.

*David A. Berry            Vice President of Lincoln Investment Management,
                           Inc., Lincoln National Convertible Securities Fund,
                           Inc. and Lincoln National Income Fund, Inc.; and
                           Second Vice President of Lincoln Life & Annuity
                           Company of New York

*Anne E. Bookwalter        Vice President (previously Second Vice President) of
                           Lincoln Investment Management, Inc.; and Director of
                           Professional Financial Planning, Inc.


*Business address is 200 East Berry Street, Fort Wayne, IN 46802.

PART C - Other Information                          Form N-1A
(Continued)                                         File No. 33-40991
                                                    Delaware Pooled Trust, Inc.

Name and Principal         Positions and Offices with Lincoln Investment Management Company,
Business Address           Inc. and its Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------------------------
*Philip C. Byrde           Vice President of Lincoln Investment Management, Inc.

*Patrick R. Chasey         Vice President of Lincoln Investment Management, Inc.

*Garrett W. Cooper         Vice President of Lincoln Investment Management, Inc.

*David C. Fischer          Vice President of Lincoln Investment Management, Inc.
                           and Lincoln National Income Fund, Inc.

*Luc N. Girard             Vice President of Lincoln Investment Management, Inc.
                           and The Lincoln National Life Insurance Company

*Donald P. Groover         Vice President of Lincoln Investment Management, Inc.

                           Previously Senior Economist/Senior Consultant,
                           Chalke, Inc., Chantilly, VA

*William N. Holm, Jr.      Vice President of Lincoln Investment Management,
                           Inc.; and Vice President and Director of Lincoln
                           National Mezzanine Corporation

*Jennifer C. Hom           Vice President (previously Portfolio Manager) of
                           Lincoln Investment Management, Inc.

*John A. Kellogg           Vice President of Lincoln Investment Management, Inc.
                           and Lincoln National Realty Corporation

*Timothy H. Kilfoil        Vice President of Lincoln Investment Management, Inc.

*Lawrence T. Kissko        Vice President of Lincoln Investment Management,
                           Inc.; Vice President and Director Lincoln National
                           Realty Corporation; and Vice President of The Lincoln
                           National Life Insurance Company

*Walter M. Korinke         Vice President of Lincoln Investment Management, Inc.

*Lawrence M. Lee           Vice President of Lincoln Investment Management, Inc.
                           and Lincoln National Realty Corporation


*Business address is 200 East Berry Street, Fort Wayne, IN 46802.

PART C - Other Information                          Form N-1A
(Continued)                                         File No. 33-40991
                                                    Delaware Pooled Trust, Inc.

Name and Principal         Positions and Offices with Lincoln Investment Management Company,
Business Address*          Inc. and its Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------------------------
*John David Moore          Vice President of Lincoln Investment Management, Inc.

*Oliver H. G. Nichols      Vice President of Lincoln Investment Management,
                           Inc., The Lincoln National Life Insurance Company and
                           Lincoln National Realty Corporation

*David C. Patch            Vice President of Lincoln Investment Management, Inc.

*Joseph T. Pusateri        Vice President of Lincoln Investment Management, Inc.
                           and Lincoln National Realty Corporation

*Gregory E. Reed           Vice President of Lincoln Investment Management, Inc.

*Bill L. Sanders           Vice President of Lincoln Investment Management,
                           Inc.; and Sales Vice President of The Lincoln
                           National Life Insurance Company

*Milton W. Shuey           Vice President of Lincoln Investment Management, Inc.

*Gerald M. Weiss           Vice President of Lincoln Investment Management, Inc.

**Jon A. Boscia            Director (previously President) of Lincoln Investment
                           Management, Inc.; Director of Lincoln National
                           Foundation, Inc., Lincoln Life & Annuity Company of
                           New York and First Penn-Pacific Life Insurance
                           Company; President, Chief Executive Officer and
                           Director of The Lincoln National Life Insurance
                           Company; and President of Lincoln Financial Group,
                           Inc.











*Business address is 200 East Berry Street, Fort Wayne, IN 46802.
**Business address is 1300 S. Clinton Street, Fort Wayne, IN 46802.

PART C - Other Information                          Form N-1A
(Continued)                                         File No. 33-40991
                                                    Delaware Pooled Trust, Inc.

Name and Principal         Positions and Offices with Lincoln Investment Management Company,
Business Address           Inc. and its Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------------------------
*Janet C. Whitney          Vice President and Treasurer of Lincoln Investment
                           Management, Inc., The Financial Alternative, Inc.,
                           Financial Alternative Resources, Inc., Financial
                           Choices, Inc., Financial Investments, Inc., Financial
                           Investment Services, Inc., The Financial Resources
                           Department, Inc., Investment Alternatives, Inc., The
                           Investment Center, Inc., The Investment Group, Inc.,
                           LNC Administrative Services Corporation, LNC Equity
                           Sales Corporation, The Richard Leahy Corporation,
                           Lincoln National Aggressive Growth Fund, Inc.,
                           Lincoln National Bond Fund, Inc., Lincoln National
                           Capital Appreciation Fund, Inc., Lincoln National
                           Equity-Income Fund, Inc., Lincoln National Global
                           Assets Allocation Fund, Inc., Lincoln National Growth
                           and Income Fund, Inc., Lincoln National Health &
                           Casualty Insurance Company, Lincoln National
                           Intermediaries, Inc., Lincoln National International
                           Fund, Inc., Lincoln National Managed Fund, Inc.,
                           Lincoln National Management Services, Inc., Lincoln
                           National Mezzanine Corporation, Lincoln National
                           Money Market Fund, Inc. Lincoln National Realty
                           Corporation, Lincoln National Risk Management, Inc.,
                           Lincoln National Social Awareness Fund, Inc., Lincoln
                           National Special Opportunities Fund, Inc., Lincoln
                           National Structured Settlement, Inc., Personal
                           Financial Resources, Inc., Personal Investment
                           Services, Inc., Special Pooled Risk Administrators,
                           Inc., Underwriters & Management Services, Inc.; Vice
                           President and Treasurer (previously Vice President
                           and General Auditor) of Lincoln National Corporation;
                           and Assistant Treasurer of First Penn-Pacific Life
                           Insurance Company














*Business address is 200 East Berry Street, Fort Wayne, IN 46802.

PART C - Other Information                          Form N-1A
(Continued)                                         File No. 33-40991
                                                    Delaware Pooled Trust, Inc.

Name and Principal         Positions and Offices with Lincoln Investment Management Company,
Business Address           Inc. and its Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------------------------
*C. Suzanne Womack         Secretary of Lincoln Investment Management, Inc.,
                           Corporate Benefit Systems Services Corporation, The
                           Financial Alternative, Inc., Financial Alternative
                           Resources, Inc., Financial Choices, Inc., The
                           Financial Resources Department, Inc., Financial
                           Investment Services, Inc., Financial Investments,
                           Inc., Insurance Services, Inc., Investment
                           Alternatives, Inc., The Investment Center, Inc. (TN),
                           The Investment Group, Inc., LNC Administrative
                           Services Corporation, LNC Equity Sales Corporation,
                           The Richard Leahy Corporation, Lincoln Life Improved
                           Housing, Inc., Lincoln National (China) Inc., Lincoln
                           National Convertible Securities Fund, Inc., Lincoln
                           National Health & Casualty Insurance Company, Lincoln
                           National Income Fund, Inc., Lincoln National
                           Intermediaries, Inc., Lincoln National Life
                           Reinsurance Company, Lincoln National Management
                           Services, Inc., Lincoln National Mezzanine
                           Corporation, Lincoln National Realty Corporation,
                           Lincoln National Reassurance Company, Lincoln
                           National Reinsurance Company (Barbados) Limited,
                           Lincoln National Reinsurance Company Limited, Lincoln
                           National Risk Management, Inc., Lincoln National
                           Structured Settlement, Inc., Old Fort Insurance
                           Company, Ltd., Personal Financial Resources, Inc.,
                           Personal Investment Services, Inc., Professional
                           Financial Planning, Inc., Reliance Life Insurance
                           Company of Pittsburgh, Special Pooled Risk
                           Administrators, Inc. and Underwriters & Management
                           Services, Inc.; Vice President, Secretary and
                           Director of Lincoln National Foundation, Inc.;
                           Secretary and Assistant Vice President of Lincoln
                           National Corporation and The National Life Insurance
                           Company; and Assistant Secretary of Lincoln National
                           Aggressive Growth Fund, Inc., Lincoln National Bond
                           Fund, Inc., Lincoln National Capital Appreciation
                           Fund, Inc., Lincoln National Equity-Income Fund,
                           Inc., Lincoln National Global Asset Allocation Fund,
                           Inc., Lincoln National Growth and Income Fund, Inc.,
                           Lincoln National International Fund, Inc., Lincoln
                           National Managed Fund, Inc., Lincoln National Money
                           Market Fund, Inc., Lincoln National Social Awareness
                           Fund, Inc., Lincoln National Special Opportunities
                           Fund, Inc., Lincoln National Variable Annuity Funds A
                           & B and Lincoln Life & Annuity Company of New York




*Business address is 200 East Berry Street, Fort Wayne, IN 46802.

PART C - Other Information                          Form N-1A
(Continued)                                         File No. 33-40991
                                                    Delaware Pooled Trust, Inc.


Item 29.         Principal Underwriters.

                 (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

                 (b) Information with respect to each director, officer or partner of principal underwriter:


Name and Principal                  Positions and Offices          Positions and Offices
Business Address*                   with Underwriter               with Registrant
------------------                  ---------------------          ---------------------
Delaware Distributors, Inc.         General Partner                None

Delaware Management                 Limited Partner                Investment Manager to
Company, Inc.                                                      The Defensive Equity,
                                                                   The Aggressive Growth,
                                                                   The Fixed Income, The
                                                                   Limited-Term Maturity,
                                                                   The Defensive Equity
                                                                   Small/Mid-Cap, The
                                                                   High-Yield Bond and
                                                                   The Real Estate
                                                                   Investment Trust
                                                                   Portfolios
Delaware Capital
Management, Inc.                    Limited Partner                None

Winthrop S. Jessup                  Vice Chairman                  Executive Vice President

Bruce Barton                        President and Chief            None
                                    Executive Officer

David K. Downes                     Senior Vice President and      Senior Vice
                                    Chief Administrative           President/Chief
                                    Officer                        Administrative
                                                                   Officer/Chief
                                                                   Financial Officer

George M. Chamberlain, Jr.          Senior Vice President/         Senior Vice President/
                                    Secretary                      Secretary



*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information                          Form N-1A
(Continued)                                         File No. 33-40991
                                                    Delaware Pooled Trust, Inc.

Name and Principal                  Positions and Offices          Positions and Offices
Business Address*                   with Underwriter               with Registrant
------------------                  ---------------------          ---------------------
J. Lee Cook                         Senior Vice President/         None
                                    Eastern Sales Division


Thomas E. Sawyer                    Senior Vice President/         None
                                    Western Sales Division

Stephen H. Slack                    Senior Vice President/         None
                                    Wholesaler

William F. Hostler                  Senior Vice President/         None
                                    Marketing Services

Dana B. Hall                        Senior Vice President/         None
                                    Key Accounts

J. Chris Meyer                      Senior Vice President/         None
                                    Product Development

Richard J. Flannery                 Managing Director/Corporate    Vice President
                                    & Tax Affairs

Eric E. Miller                      Vice President/                Vice President/
                                    Assistant Secretary            Assistant Secretary

Richelle S. Maestro                 Vice President/                Vice President/
                                    Assistant Secretary            Assistant Secretary

Michael P. Bishof                   Vice President/Treasurer       Vice President/Treasurer

Steven T. Lampe                     Vice President/Taxation        Vice President/Taxation

Joseph H. Hastings                  Vice President/                Vice President/
                                    Corporate Controller           Corporate Controller




*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information                          Form N-1A
(Continued)                                         File No. 33-40991
                                                    Delaware Pooled Trust, Inc.

Name and Principal                  Positions and Offices          Positions and Offices
Business Address*                   with Underwriter               with Registrant
------------------                  ---------------------          ---------------------
Lisa O. Brinkley                    Vice President/                Vice President/
                                    Compliance                     Compliance

Rosemary E. Milner                  Vice President/Legal           Vice President/Legal

Susan J. Black                      Vice President/                None
                                    Manager Key Accounts

Thomas Kennett                      Vice President/Marketing       None

Daniel H. Carlson                   Vice President/                None
                                    Marketing Manager

Diane M. Anderson                   Vice President/                None
                                    Retirement Services

Denise F. Guerriere                 Vice President/Client Services None

Julia R. Vander Els                 Vice President/                None
                                    Client Services

Jerome J. Alrutz                    Vice President/                None
                                    Client Services

Joanne A. Mettenheimer              Vice President/                None
                                    National Accounts

Christopher H. Price                Vice President/Annuity         None
                                    Marketing & Administration

Steven J. DeAngelis                 Vice President/                None
                                    Product Development

Susan T. Friestedt                  Vice President/                None
                                    Customer Service

Dinah J. Huntoon                    Vice President/                None
                                    Product Management



*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information                          Form N-1A
(Continued)                                         File No. 33-40991
                                                    Delaware Pooled Trust, Inc.

Name and Principal                  Positions and Offices          Positions and Offices
Business Address*                   with Underwriter               with Registrant
------------------                  ---------------------          ---------------------
Soohee Lee                          Vice President/Fixed Income    None
                                    Product Management

Ellen M. Krott                      Vice President/                None
                                    Communications

Holly W. Riemel                     Vice President/                None
                                    Telemarketing

Frank Albanese                      Vice President/Wholesaler      None

Terrence L. Bussard                 Vice President/Wholesaler      None

William S. Carroll                  Vice President/Wholesaler      None

William S. Castetter                Vice President/Wholesaler      None

Thomas J. Chadie                    Vice President/Wholesaler      None

Thomas C. Gallagher                 Vice President/Wholesaler      None

Douglas R. Glennon                  Vice President/Wholesaler      None

William M. Kimbrough                Vice President/Wholesaler      None

Mac McAuliffe                       Vice President/Wholesaler      None

Patrick L. Murphy                   Vice President/Wholesaler      None

Henry W. Orvin                      Vice President/Wholesaler      None

Philip G. Rickards                  Vice President/Wholesaler      None

Elizabeth Roman                     Vice President/Wholesaler      None

Michael W. Rose                     Vice President/Wholesaler      None

Edward  B. Sheridan                 Vice President/Wholesaler      None

Robert E. Stansbury                 Vice President/Wholesaler      None




*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information                          Form N-1A
(Continued)                                         File No. 33-40991
                                                    Delaware Pooled Trust, Inc.

Name and Principal                  Positions and Offices          Positions and Offices
Business Address*                   with Underwriter               with Registrant
------------------                  ---------------------          ---------------------
Larry D. Stone                      Vice President/Wholesaler      None

Faye P. Staples                     Vice President/Human Resources None

John Wells                          Vice President/Marketing       None
                                    Technology


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.


              (c)  Not Applicable.

Item 30.      Location of Accounts and Records.

              All accounts and records are maintained in the Philadelphia office
              - 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 31.      Management Services.  None.

Item 32.      Undertakings.

              (a)  Not Applicable.

              (b) The Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the initial public offering of shares of The Limited-Term Maturity, The International Fixed Income, The Defensive Equity Small/Mid-Cap and The High-Yield Bond Portfolios.

              (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

              (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 10th day of January, 1997.


                                            DELAWARE POOLED TRUST, INC.

                                            By  /s/Wayne A. Stork
                                              ---------------------------------
                                                   Wayne A. Stork
                                                Chairman of the Board
                                                     and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



        Signature                     Title                      Date
------------------------      -------------------------     -------------------
/s/Wayne A. Stork             Chairman of the Board
------------------------      and Director                  January 10, 1997
Wayne A. Stork
                              Senior Vice President/
                              Chief Administrative
                              Officer/Chief Financial
/s/David K. Downes            Officer (Principal
------------------------      Financial Officer and
David K. Downes               Principal Accounting
                              Officer)                      January 10, 1997


/s/Walter P. Babich           Director                      January 10, 1997
------------------------*
Walter P. Babich

/s/Anthony D. Knerr           Director                      January 10, 1997
------------------------*
Anthony D. Knerr

/s/Ann R. Leven               Director                      January 10, 1997
------------------------*
Ann R. Leven

/s/W. Thacher Longstreth      Director                      January 10, 1997
------------------------*
W. Thacher Longstreth

/s/Charles E. Peck            Director                      January 10, 1997
------------------------*
Charles E. Peck


                              /s/ Wayne A. Stork
                         *By______________________________
                                  Wayne A. Stork
                              as Attorney-in-Fact for
                            each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A



















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS



Exhibit No.         Exhibit
----------          -------
EX-99.B1B           Form of Articles Supplementary (January 1997)

EX-99.B11           Consent of Auditors

EX-99.B16B          Schedules of Computation for each Performance Quotation for each Portfolio not previously electronically filed

EX-27               Financial Data Schedules
(Exhibit 17)